UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5398

              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
AMERICAS GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31,2005 (unaudited)

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--123.1%
CANADA--17.4%
GOVERNMENT/AGENCY OBLIGATIONS--17.4%
Government of Canada
   3.00%, 6/01/07 (a)                                   CAD    $  5,748    $    4,724,033
   4.25%, 12/01/21 (a)                                              271           298,195
   5.75%, 6/01/33 (a)                                             3,430         3,287,662
Province of Ontario
   5.60%, 6/02/35 (a)                                               300           261,905
Province of Quebec
   5.50%, 12/01/14 (a)                                              600           524,877
                                                                           --------------
Total Canadian Securities
   (cost $8,964,759)                                                            9,096,672
                                                                           --------------
MEXICO--25.8%
GOVERNMENT/AGENCY OBLIGATIONS--25.8%
Mexican Government Bonds
   8.00%, 12/07/23 (a)                                  MXP      34,501         2,459,695
   9.00%, 12/24/09 - 12/20/12 (a)                                69,212         5,833,401
   Series M7
   8.00%, 12/24/08 (a)                                           46,242         3,871,361
   Series M20
   10.00%, 12/05/24 (a)                                          16,205         1,354,725
                                                                           --------------
                                                                               13,519,182
                                                                           --------------
Total Mexican Securities
(cost $13,940,418)

UNITED STATES--79.9%
U.S. GOVERNMENT SPONSORED
    AGENCY OBLIGATIONS--23.7%
Federal National Mortgage Association
   4.125%, 4/15/14                                      US        2,000         1,898,628
   5.375%, 11/15/11                                               5,000         5,189,865
   7.00%, 3/01/32                                                   162           170,651
Govenment National Mortgage Association
   6.00%, TBA                                                     5,000         5,134,375
   9.00%, 9/15/24                                                    10            10,783
                                                                           --------------
                                                                               12,404,302
                                                                           --------------
U.S. TREASURY SECURITIES--56.2%
U.S. Treasury Bonds
   6.25%, 5/15/30 (b)                                             4,700         5,646,975
   8.125%, 8/15/19 ( c)                                           2,000         2,690,704
U.S. Treasury Notes
   3.50%, 11/15/09 (b)                                            4,915         4,781,759
   4.25%, 8/15/13 - 11/15/13                                      3,570         3,519,713
   4.875%, 2/15/12                                                  150           154,893
   5.75%, 8/15/10 (b)                                             2,080         2,232,100
U.S. Treasury Strips
   0.00%, 5/15/13-11/15/21                                       20,700        10,381,402
                                                                           --------------
                                                                               29,407,546
                                                                           --------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
-----------------------------------------------------------------------------------------
Total United States Securities
(cost $40,345,693)                                                         $   41,811,848
                                                                           --------------
Total Long-Term Investments
   (cost $63,250,870)                                                          64,427,702
                                                                           --------------
SHORT-TERM INVESTMENT--1.7%
TIME DEPOSIT--1.7%
The Bank of New York
   1.875%, 4/01/05
   (cost $869,000)                                             $    869           869,000
                                                                           --------------
TOTAL INVESTMENTS--124.8%
   (cost $64,119,870)                                                          65,296,702
Other assets less liabilities--(24.8%)                                        (12,967,987)
                                                                           --------------
NET ASSETS--100%                                                           $   52,328,715
                                                                           ==============

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                         U.S. $
                                          Contract      Value on          U.S. $         Unrealized
                                           Amount     Origination        Current       Appreciation/
                                            (000)          Date            Value       (Depreciation)
-----------------------------------------------------------------------------------------------------
Buy Contracts
Canadian Dollar, settling 4/11/05           6,658     $  5,380,901    $  5,504,299       $  123,398
Mexican Peso, settling 4/19/05              6,205          550,000         553,742            3,742
Mexican Peso, settling 5/03/05              3,203          282,290         285,003            2,713

Sale Contracts
Canadian Dollar, settling 4/11/05          15,426     $ 12,488,960    $ 12,752,206       $ (263,245)
Canadian Dollar, settling 5/07/05           3,366        2,758,524       2,783,205          (24,681)
Mexican Peso, settling 5/03/05             74,728        6,619,223       6,649,280          (30,057)
Mexican Peso, settling 5/12/05             11,158        1,000,000         990,988            9,012

FINANCIAL FUTURES CONTRACTS SOLD

                                Number of     Expiration                         Value at March 31,     Unrealized
         Type                   Contracts       Month         Original Value           2005            Depreciation
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note                               June
10 Year Futures                    119           2005          $ 13,054,672        $ 13,002,609         $ (52,063)

REVERSE REPURCHASE AGREEMENTS

                              Interest
Broker                          Rate          Maturity         Amount
------------------------------------------------------------------------
Deutsche Bank                  2.75%          4/05/05       $ 2,019,984
JPMorgan Chase & Co.           2.25%          4/05/05         2,161,350
JPMorgan Chase & Co.           2.50%          4/05/05         3,947,740
                                                            -----------
                                                            $ 8,129,074
                                                            -----------

(a) Position, or portion thereof, with an aggregate market value of $26,903,607, has been segregated to collateralize open forward exchange currency contracts.
(b) Position or portion thereof, with an aggregate market value of $8,188,424 has been segregated to collateralize reverse repurchase agreements.
(c) Position, with a market value of $271,102 has been segregated to collateralize margin requirement for open futures contracts.

      Currency Abbreviations:

      CAD - Canadian Dollar
      MXP - Mexican Peso
      US$ -  United States Dollar

     Glossary:

     TBA - To Be Assigned - Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                                                Shares       U.S. $ Value
------------------------------------------------------------------------------------------------
COMMON STOCKS
  AND OTHER
  INVESTMENTS-54.0%

UNITED STATES INVESTMENTS--38.7%
TECHNOLOGY/ELECTRONICS--8.5%
DATA PROCESSING--6.3%
Apple Computer, Inc. (a)                                                4,950    $       206,267
Arrow Electronics, Inc. (a)                                               950             24,083
Avnet, Inc. (a)                                                         1,800             33,156
Dell, Inc. (a)                                                          9,150            351,543
Electronic Arts, Inc. (a)                                               4,950            256,311
Electronic Data Systems Corp.                                           3,100             64,077
Hewlett-Packard Co.                                                    11,400            250,116
International Business Machines Corp. (IBM)                             1,000             91,380
Microsoft Corp.                                                        16,800            406,055
Sanmina-SCI Corp. (a)                                                   8,300             43,326
Solectron Corp. (a)                                                    15,400             53,438
Tech Data Corp. (a)                                                     1,400             51,884
Google, Inc. Cl.A                                                       1,170            211,197
Network Appliance, Inc.                                                 3,200             88,512
Yahoo!, Inc. (a)                                                       11,500            389,850
                                                                                 ---------------
                                                                                       2,521,195
                                                                                 ---------------
ELECTRICAL & ELECTRONICS--2.0%
Broadcom Corp. Cl.A (a)                                                 3,650            109,208
Corning, Inc. (b)                                                      19,400            215,922
Juniper Networks, Inc. (a)                                              7,100            156,626
QUALCOMM, Inc.                                                          8,300            304,195
Tellabs, Inc. (a)                                                       3,200             23,360
                                                                                 ---------------
                                                                                         809,311
                                                                                 ---------------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.2%
Advanced Micro Devices, Inc. (a)                                        2,950             47,554
Symantec Corp. (a)                                                      2,100             44,793
                                                                                 ---------------
                                                                                          92,347
                                                                                 ---------------
                                                                                       3,422,853
                                                                                 ---------------

FINANCE--7.8%
BANKING--3.3%
Bank of America Corp.                                                   1,700             74,970
Citigroup, Inc.                                                        10,080            452,994
Fannie Mae                                                              3,950            215,078
Freddie Mac                                                             2,025            127,980
JPMorgan Chase & Co.                                                    4,100            141,860
National City Corp.                                                     4,400            147,400
SunTrust Banks, Inc.                                                    1,500            108,105
Wachovia Corp.                                                          1,000             50,910
                                                                                 ---------------
                                                                                       1,319,297
                                                                                 ---------------
FINANCIAL SERVICES--2.0%
Franklin Resources, Inc.                                                1,550            106,408
Lehman Brothers Holdings, Inc.                                            800             75,328
MBNA Corp.                                                              7,600            186,580

Company                                                                Shares       U.S. $ Value
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               3,150    $       178,290
Morgan Stanley                                                          1,500             85,875
The Charles Schwab Corp.                                                6,000             63,060
The Goldman Sachs Group, Inc.                                           1,035            113,840
                                                                                 ---------------
                                                                                         809,381
                                                                                 ---------------
INSURANCE--2.5%
American International Group, Inc.                                      5,400            299,213
The Hartford Financial Services Group, Inc.                             2,125            145,690
The Progressive Corp.                                                     600             55,056
The St. Paul Travelers Cos., Inc.                                       2,700             99,171
Torchmark Corp.                                                           700             36,540
UnitedHealth Group, Inc.                                                2,750            262,295
WellPoint Inc                                                             900            112,815
                                                                                 ---------------
                                                                                       1,010,780
                                                                                 ---------------
                                                                                       3,139,458
                                                                                 ---------------
CONSUMER CYCLICAL--5.0%
BROADCASTING & PUBLISHING--2.0%
Comcast Corp. Special Cl.A (a)                                          2,700             90,180
The E.W. Scripps Co. Cl.A                                               3,100            151,125
Time Warner, Inc. (a)                                                  10,700            187,785
                                                                                 ---------------
                                                                                         429,090
                                                                                 ---------------
BUSINESS & PUBLIC SERVICES--0.2%
The Interpublic Group of Cos., Inc. (a)                                 5,300             65,084
                                                                                 ---------------
LEISURE & TOURISM--1.0%
Hilton Hotels Corp.                                                       900             20,115
Host Marriott Corp.                                                     5,400             89,424
McDonald's Corp.                                                        3,500            108,990
Starbucks Corp. (a)                                                     2,350            121,401
Starwood Hotels & Resorts Worldwide, Inc.                                 975             58,529
                                                                                 ---------------
                                                                                         398,459
                                                                                 ---------------
MERCHANDISING--2.7%
eBay, Inc. (a)                                                          9,200            342,792
Federated Department Stores, Inc.                                         250             15,910
Limited Brands                                                          1,200             29,160
Lowe's Cos., Inc.                                                       5,150            294,014
Office Depot, Inc. (a)                                                  4,000             88,720
Target Corp.                                                            6,500            325,130
                                                                                 ---------------
                                                                                       1,095,726
                                                                                 ---------------
TEXTILES & APPAREL--0.2%
Jones Apparel Group, Inc.                                               2,200             73,678
V.F. Corp.                                                                500             29,570
                                                                                 ---------------
                                                                                         103,248
                                                                                 ---------------
                                                                                       2,091,607
                                                                                 ---------------
CONSTRUCTION & HOUSING--4.3%
BUILDING MATERIALS--0.4%
Martin Marietta Materials, Inc.                                           800             44,736
Vulcan Materials Co.                                                    1,800            102,294
                                                                                 ---------------
                                                                                         147,030
                                                                                 ---------------

Company                                                                Shares       U.S. $ Value
------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING--0.3%
Pulte Homes, Inc.                                                       1,500    $       110,444
                                                                                 ---------------
REAL ESTATE--3.6%
Alexandria Real Estate Equities, Inc.                                   1,175             75,647
Archstone-Smith Trust                                                   1,800             61,398
Arden Realty, Inc.                                                        500             16,925
Boston Properties, Inc.                                                   975             58,724
Brookfield Properties Corp.                                             1,400             53,900
Camden Property Trust                                                   1,125             52,909
Corporate Office Properties Trust                                       1,500             39,720
Developers Diversified Realty Corp.                                     2,500             99,375
Duke Realty Corp.                                                       1,775             52,984
EastGroup Properties, Inc.                                              1,150             43,355
Equity Office Properties Trust                                            600             18,078
Equity Residential                                                      1,950             62,810
Essex Property Trust, Inc.                                                350             24,185
First Industrial Realty Trust, Inc.                                       700             26,481
General Growth Properties, Inc.                                         1,525             52,003
Glenborough Realty Trust, Inc.                                            825             15,774
iStar Financial, Inc.                                                   1,150             47,357
Kimco Realty Corp.                                                        700             37,730
LaSalle Hotel Properties                                                  900             26,145
Mack-Cali Realty Corp.                                                    725             30,704
Maguire Properties, Inc.                                                  600             14,328
Pan Pacific Retail Properties, Inc.                                       375             21,281
Pennsylvania Real Estate Invesment Trust                                  400             16,128
Prentiss Properties Trust                                                 750             25,620
ProLogis                                                                2,475             91,823
Public Storage, Inc.                                                      700             39,858
Reckson Associates Realty Corp.                                           500             15,350
Regency Centers Corp.                                                     700             33,341
Saul Centers, Inc.                                                        200              6,400
Simon Property Group, Inc.                                              1,900            115,101
SL Green Realty Corp.                                                     100              5,622
Sunstone Hotel Investors, Inc.                                            800             17,160
Tanger Factory Outlet Centers, Inc.                                       900             19,800
The Macerich Co.                                                          300             15,984
The Mills Corp.                                                           750             39,675
United Dominion Realty Trust, Inc.                                      2,400             50,088
Vornado Realty Trust                                                      825             57,148
Windrose Medical Properties Trust                                       1,100             15,081
                                                                                 ---------------
                                                                                       1,495,992
                                                                                 ---------------
                                                                                       1,753,466
                                                                                 ---------------
MEDICAL--3.6%
HEALTH & PERSONAL CARE--3.6%
Amgen, Inc. (a)                                                         3,800            221,197
Avon Products, Inc.                                                     4,500            193,230
Boston Scientific Corp. (a)                                             1,750             51,258
Bristol-Myers Squibb Co.                                                5,700            145,122
Eli Lilly & Co.                                                         2,900            151,090
Genentech, Inc. (a)                                                     1,950            110,390
Medco Health Solutions, Inc. (a)                                        2,300            114,011
St. Jude Medical, Inc. (a)                                              5,700            205,200
Synthes, Inc.                                                             144             16,021
Zimmer Holdings, Inc. (a)                                               1,850            143,949
HCA, Inc.                                                               2,300            123,211
                                                                                 ---------------
                                                                                       1,474,679
                                                                                 ---------------

Company                                                                Shares       U.S. $ Value
------------------------------------------------------------------------------------------------
CAPITAL EQUIPMENT--2.9%
AEROSPACE & DEFENSE--0.5%
Goodrich Corp.                                                          2,300    $        88,067
The Boeing Co.                                                          2,300            134,458
                                                                                 ---------------
                                                                                         222,525
                                                                                 ---------------
AUTOMOBILES--0.2%
BorgWarner, Inc.                                                        1,350             65,718
                                                                                 ---------------
INDUSTRIAL COMPONENTS--0.3%
Eaton Corp.                                                             1,900            124,260
                                                                                 ---------------
MULTI-INDUSTRY--1.9%
General Electric Co.                                                   15,450            557,127
Hubbell, Inc. Cl.B                                                      1,250             63,875
Textron, Inc.                                                           1,700            126,854
                                                                                 ---------------
                                                                                         747,856
                                                                                 ---------------
                                                                                       1,160,359
                                                                                 ---------------
CONSUMER STAPLES--2.1%
BEVERAGES & TOBACCO--0.8%
Altria Group, Inc.                                                      2,800            183,092
PepsiCo, Inc.                                                           2,800            148,484
                                                                                 ---------------
                                                                                         331,576
                                                                                 ---------------
FOOD & HOUSEHOLD PRODUCTS--1.3%
Safeway, Inc. (a)                                                       2,700             50,031
SUPERVALU, Inc.                                                         1,500             50,025
The Kroger Co. (a)                                                      4,500             72,135
The Procter & Gamble Co.                                                5,300            280,900
Whole Foods Market, Inc.                                                  800             81,704
                                                                                 ---------------
                                                                                         534,795
                                                                                 ---------------
                                                                                         866,371
                                                                                 ---------------
ENERGY--1.6%
ENERGY EQUIPMENT & SERVICES--0.5%
Halliburton Co.                                                         3,900            168,675
Schlumberger Ltd.                                                         750             52,860
                                                                                 ---------------
                                                                                         221,535
                                                                                 ---------------
ENERGY SOURCES--1.1%
ChevronTexaco Corp.                                                     3,850            224,494
ConocoPhillips                                                          1,050            113,232
Occidental Petroleum Corp.                                              1,400             99,638
                                                                                 ---------------
                                                                                         437,364
                                                                                 ---------------
                                                                                         658,899
                                                                                 ---------------
UTILITIES--0.9%
ELECTRIC & GAS UTILITY--0.9%
American Electric Power Co., Inc.                                       1,400             47,684
Entergy Corp.                                                           1,400             98,924
FirstEnergy Corp.                                                       2,300             96,485
Sempra Energy                                                           1,400             55,776
Wisconsin Energy Corp.                                                  1,550             55,025
                                                                                 ---------------
                                                                                         353,894
                                                                                 ---------------

Company                                                                Shares       U.S. $ Value
------------------------------------------------------------------------------------------------
TRANSPORTATION--0.7%
TRANSPORTATION - ROAD & RAIL--0.8%
Burlington Northern Santa Fe Corp.                                      1,000    $        53,930
CSX Corp.                                                               3,900            162,435
Norfolk Southern Corp.                                                  1,700             62,985
                                                                                 ---------------
                                                                                         279,350
                                                                                 ---------------
INDUSTRIAL COMMODITIES--0.6%
CHEMICAL--0.1%
PPG Industries, Inc.                                                      500             35,760
                                                                                 ---------------
FOREST & PAPER--0.5%
International Paper Co.                                                 1,800             66,222
Kimberly-Clark Corp.                                                      700             46,011
MeadWestvaco Corp.                                                      1,400             44,548
Smurfit-Stone Container Corp. (a)                                       3,600             55,692
                                                                                 ---------------
                                                                                         212,473
                                                                                 ---------------
                                                                                         248,233
                                                                                 ---------------
TELECOMMUNICATIONS--0.5%
Sprint Corp. (FON Group)                                                8,600            195,650
                                                                                 ---------------
INDUSTRIAL--0.2%
AIR FREIGHT & COURIER--0.2%
United Parcel Service, Inc.                                              900              65,466
                                                                                 ---------------
Total Common United States Investments
   (cost $15,521,577)                                                                 15,710,285
                                                                                 ---------------
FOREIGN INVESTMENTS--15.3%
AUSTRALIA--1.2%
Aristocrat Leisure Ltd.                                                 1,033              8,110
Centro Properties Group                                                 4,600             18,423
Coles Myer Limited                                                      4,690             34,072
DB RREEF Trust                                                         20,979             20,922
General Property Trust                                                 14,600             40,000
ING Industrial Fund                                                    13,103             20,649
Macquarie CountryWide Trust                                            29,000             41,005
Multplex Group                                                          2,027              6,763
Rinker Group Ltd.                                                       6,498             54,238
Stockland                                                               8,400             37,897
Westfield Group (a)                                                    14,400            180,049
Westpac Banking Corp.                                                   1,084             15,940
                                                                                 ---------------
                                                                                         478,068
                                                                                 ---------------
BERMUDA--1.0%
Cooper Industries Ltd. Cl.A (Bermuda)                                     700             50,064
Marvell Technology Group Ltd. (Bermuda) (a)                             5,200            199,368
Nabors Industries Ltd. (a)                                              2,400            141,936
                                                                                 ---------------
                                                                                         391,368
                                                                                 ---------------
CANADA--0.8%
Boardwalk Real Estate Investment Trust                                  1,100             16,822
Borealis Retail Real Estate Investment Trust                            2,150             23,816
Canadian Apartment Properties Real Estate Investment Trust              1,400             16,688

Company                                                                Shares       U.S. $ Value
------------------------------------------------------------------------------------------------
Canadian Real Estate Investment Trust                                   2,550    $        37,416
Cominar Real Estate Investment Trust                                    1,600             23,107
Dundee Real Estate Investment Trust                                       600             12,678
H&R Real Estate Investment Trust                                        1,800             27,081
InnVest Real Estate Investment Trust                                    1,500             14,074
O&Y Real Estate Investment Trust                                        2,400             31,128
RioCan Real Estate Investment Trust                                     4,800             72,018
Summit Real Estate Investment Trust                                     3,000             45,830
                                                                                 ---------------
                                                                                         320,658
                                                                                 ---------------
CAYMAN ISLANDS--0.2%
XL Capital Ltd. Cl.A                                                    1,000             72,370
                                                                                 ---------------
FINLAND--0.1%
Sponda Oyj                                                              3,900             35,318
                                                                                 ---------------
FRANCE--1.6%
L'Air Liquide, SA                                                         195             35,864
Essilor International, SA                                                 341             24,634
Gecina, SA                                                                675             77,577
Groupe Danone                                                             509             50,666
Klepierre                                                                 815             73,312
Renault SA                                                                286             25,548
Sanofi-Aventis                                                            430             36,319
Schneider Electric, SA                                                    325             25,443
Total, SA                                                                 538            125,948
Unibail                                                                 1,250            147,908
Vinci, SA                                                                 201             28,977
                                                                                 ---------------
                                                                                         652,196
                                                                                 ---------------
GERMANY--0.2%
Porsche AG pfd                                                             34             24,713
SAP AG                                                                    411             65,914
                                                                                 ---------------
                                                                                          90,627
                                                                                 ---------------
GREECE--0.0%
EFG Eurobank Ergasias                                                     512             15,748
                                                                                 ---------------
HONG KONG--0.8%
Esprit Holdings Ltd.                                                   12,000             81,812
Henderson Land Development Co., Ltd.                                   12,000             53,269
Kerry Properties Ltd.                                                  32,000             69,812
Sun Hung Kai Properties Ltd.                                           15,000            135,752
                                                                                 ---------------
                                                                                         340,645
                                                                                 ---------------
INDIA--0.0%
Infosys Technologies Ltd. (ADR)                                           256             13,110
                                                                                 ---------------
IRELAND--0.4%
Allied Irish Banks Plc                                                  1,874             39,176
Anglo Irish Bank Corp. Plc                                              1,718             43,042
CRH Plc                                                                 2,959             77,763
                                                                                 ---------------
                                                                                         159,981
                                                                                 ---------------
ISRAEL--0.5%
Teva Pharmaceutical Industries Ltd. (ADR)                               5,900            182,900
                                                                                 ---------------
ITALY--0.3%
Beni Stabili SpA                                                       22,700             21,799
Eni S.p.A                                                               2,367             61,515

Company                                                                Shares       U.S. $ Value
------------------------------------------------------------------------------------------------
Fastweb                                                                   440    $        21,541
                                                                                 ---------------
                                                                                         104,855
                                                                                 ---------------
JAPAN--1.7%
Aeon Credit Service Co., Ltd.                                             400             26,952
Canon, Inc.                                                             1,300             69,461
Daito Trust Construction Co., Ltd.                                        600             25,160
Denso Corp.                                                             3,400             84,395
Honda Motor Co., Ltd.                                                   1,300             64,896
Hoya Corp.                                                                800             87,826
Japan Retail Fund Investment Corp.                                          6             47,678
Keyence Corp.                                                             200             46,203
Mitsubishi Corp.                                                        4,200             54,319
Mitsubishi Tokyo Financial Group, Inc.                                      5             43,071
Mitsui & Co., Ltd.                                                      4,000             36,789
Mitsui Fudosan Co., Ltd.                                                4,000             46,769
Nippon Building Fund, Inc.                                                  4             34,169
Nitto Denko Corp.                                                         200             10,453
Suzuki Motor Corp.                                                      1,600             28,558
                                                                                 ---------------
                                                                                         706,699
                                                                                 ---------------
MEXICO--0.2%
America Movil, SA de C.V (ADR)                                          1,000             51,600
Grupo Televisa, SA (GDR)                                                  400             23,520
                                                                                 ---------------
                                                                                          75,120
                                                                                 ---------------
NETHERLANDS--0.4%
Eurocommercial Properties NV                                              375             12,607
ING Groep NV                                                            2,028             61,269
Rodamco Europe NV                                                       1,025             76,685
Royal Numic NV                                                             17                696
Wereldhave NV                                                             255             26,116
                                                                                 ---------------
                                                                                         177,373
                                                                                 ---------------
PANAMA--0.3%
Carnival Corp.                                                          2,450            126,935
                                                                                 ---------------
RUSSIA--0.0%
Mobile Telesystems (ADR)                                                  400             14,076
                                                                                 ---------------
SINGAPORE--0.3%
Ascendas Real Estate Investment Trust (a)                              58,500             66,563
CapitaMall Trust                                                       53,000             65,487
                                                                                 ---------------
                                                                                         132,050
                                                                                 ---------------
SOUTH AFRICA--0.1%
ABSA Group Ltd.                                                           875             10,559
MTN Group Ltd.                                                          3,010             21,212
                                                                                 ---------------
                                                                                          31,771
                                                                                 ---------------
SOUTH KOREA--0.1%
Samsung Electronics Co., Ltd.                                              54             26,616
                                                                                 ---------------
SPAIN--0.4%
Banco Bilbao Vizcaya Argentaria, SA                                     3,899             63,455
Gestevision Telecinco, SA                                               1,148             26,708
Industria de Diseno Textil, SA                                          1,800             53,811

                                                                    Shares or
                                                                    Principal
                                                                       Amount
Company                                                                 (000)       U.S. $ Value
------------------------------------------------------------------------------------------------
Inmobiliaria Colonial, SA                                                 400    $        19,460
                                                                                 ---------------
                                                                                         163,434
                                                                                 ---------------

SWITZERLAND--1.6%
Alcon, Inc.                                                             2,900            258,940
Compagnie Financiere Richemont AG                                       2,031             63,850
Credit Suisse Group                                                     1,532             65,536
Nobel Biocare Holding AG                                                  239             50,329
Novartis AG                                                             1,578             73,667
Roche Holding AG-Genusshein                                               410             43,963
UBS AG                                                                    983             83,048
                                                                                 ---------------
                                                                                         639,333
                                                                                 ---------------
TAIWAN--0.2%
Asustek Computer, Inc. (a)                                             10,000             27,493
Hon Hai Precision Industry Co., Ltd.                                    5,000             22,141
Taiwan Semiconductor Manufacturing Co., Ltd.                           15,000             24,466
                                                                                 ---------------
                                                                                          74,100
                                                                                 ---------------
THAILAND--0.1%
PTT Public Company Limited                                              4,400             21,708
                                                                                 ---------------
UNITED KINGDOM--2.8%
BHP Billiton Plc                                                        1,849             24,844
British Land Co. Plc                                                    3,550             53,935
Brixton Plc                                                             3,100             19,978
Capita Group Plc                                                        6,058             43,004
Capital & Regional Plc                                                  3,000             39,378
Carnival Plc                                                            1,202             65,974
Derwent Valley Holdings Plc                                             1,200             24,940
Enterprise Inns Plc                                                     2,351             34,257
GUS Plc                                                                 3,040             52,307
Hammerson Plc                                                           2,850             44,783
Land Securities Group Plc                                               4,350            106,220
Liberty International Plc                                               1,825             33,221
Reckitt Benckiser Plc                                                   3,149             99,995
Royal Bank of Scotland Group Plc                                        3,843            122,264
SABMiller Plc                                                           3,616             56,605
Slough Estates Plc                                                      6,100             56,140
Smith & Nephew Plc                                                      4,413             41,403
Standared Chartered                                                     1,745             31,385
Tesco Plc                                                              20,928            125,170
WPP Group Plc                                                           6,424             73,040
                                                                                 ---------------
                                                                                       1,148,843
                                                                                 ---------------
Total Foreign Investments
   (cost $5,968,168)                                                                   6,195,902
                                                                                 ---------------
Total Common Stocks and Other Investments
   (cost $21,489,745)                                                                 21,906,187
                                                                                 ---------------

CORPORATE DEBT OBLIGATIONS--27.5%
AUTOMOTIVE--2.0%
Daimlerchrysler-North America Holdings
   4.75%, 1/15/08                                                         200            199,053


                                                                    Shares or
                                                                    Principal
                                                                       Amount
Company                                                                 (000)       U.S. $ Value
------------------------------------------------------------------------------------------------
Ford Motor Co.
   7.45%, 7/16/31                                                         100    $        90,459
Ford Motor Credit Co.
   7.375%, 10/28/09                                                       300            301,311
General Motors
  7.20%, 1/15/11                                                          150            135,416
General Motors Acceptance Corp.
   6.875%, 9/15/11                                                        100             90,484
                                                                                 ---------------
                                                                                         816,723
                                                                                 ---------------
BANKS--2.3%
Bank of America Corp.
   7.40%, 1/15/11                                                         250            281,836
Chuo Mitsui Trust & Banking
   5.506%, 12/15/49 (b)                                                   150            143,425
HVB Funding Trust I
   8.741%, 6/30/31 (b)                                                    150            192,125
Mizuho Finance (Cayman Islands)
   8.375% 04/27/49                                                        200            216,047
Wachovia Corp.
   5.25%, 8/01/14                                                         100            100,285
                                                                                 ---------------
                                                                                         933,718
                                                                                 ---------------
FINANCE--9.9%
Assurant, Inc.
   5.625%, 2/15/14                                                        100            101,533
Bear Stearns Co., Inc.
   2.875%, 7/02/08                                                        300            284,606
Boeing Capital Corp.
   6.500%, 2/15/12                                                        100            108,490
CIT Group, Inc.
   5.500%, 11/30/07                                                       300            307,202
Citigroup, Inc.
   5.00%, 9/15/14                                                         250            245,444
Colonial Realty LP
   4.750%, 2/01/10                                                        150            147,483
Credit Suisse First Boston USA, Inc.
 4.125%, 1/15/10                                                          200            193,910
 4.625%, 1/15/08                                                          100            100,450
Duke Capital LLC
   5.668%, 8/15/14                                                        150            150,846
General Electric Capital Corp.
   Series A
   3.50%, 12/05/07                                                        200            195,752
Goldman Sachs Group, Inc.
   4.125%, 1/15/08                                                        300            297,471
JPMorgan Chase & Co.
   5.25%, 5/30/07                                                         200            203,941
Lehman Brothers Holdings, Inc.
   4.00%, 1/22/08                                                         300            296,105
MBNA America Bank NA
   5.375%, 1/15/08                                                        100            101,978
Morgan Stanley
   2.76%, 1/12/07                                                         100            100,182
   3.875%, 1/15/09                                                        100             97,239
North Front Pass-Thru Trust
   5.81%, 12/15/24 (b)                                                    250            247,490
Sanwa Bank Ltd.
   7.40%, 6/15/11                                                         150            166,712
Txu Australia LP
   6.15%, 11/15/13 (b)                                                    238            253,077

                                                                    Shares or
                                                                    Principal
                                                                       Amount
Company                                                                 (000)       U.S. $ Value
------------------------------------------------------------------------------------------------
USA Education
   Series A
   5.625%, 4/10/07                                                        100    $       102,555
Washington Mutual, Inc.
   4.20%, 1/15/10                                                         200            194,629
XL Capital Ltd.
   5.25%, 9/15/14                                                         100             98,680
                                                                                 ---------------
                                                                                       3,995,775
                                                                                 ---------------
INDUSTRIALS--6.2%
AOL Time Warner
   7.70%, 5/01/32                                                         100            118,719
AT&T Broadband
   8.375%, 3/15/13                                                        200            237,646
British Sky Broadcasting
   8.200%, 7/15/09                                                        100            112,869
CSX Corp.
   5.50%, 8/01/13                                                         200            203,860
CVS Corp.
   4.00%, 9/15/09                                                         100             97,571
Federated Department Stores, Inc.
   6.625%, 4/01/11                                                        100            107,571
Kraft Foods, Inc.
   4.125%, 11/12/09                                                       325            316,414
Kroger Co.
   4.95%, 1/15/15                                                         200            192,031
News America, Inc.
   6.55%, 3/15/33                                                         100            104,201
Norske Skogindustrier
   7.625%, 10/15/11 (b)                                                   150            169,286
PHH Corp.
   6.00%, 3/01/08                                                         150            154,898
Raytheon Co.
   4.85%, 1/15/11                                                         100             99,667
Republic Services, Inc.
   6.086%, 3/15/35                                                        150            150,323
Safeway, Inc.
   5.625%, 8/15/14                                                        150            150,259
Southwest Airlines Co.
   5.125%, 3/01/17                                                        100             93,854
Tyco International Group, SA
   6.00%, 11/15/13                                                        100            104,995
Weyerhaeuser Co.
   7.375%, 3/15/32                                                        100            116,911
                                                                                 ---------------
                                                                                       2,531,075
                                                                                 ---------------
OIL--2.4%
Devon Financing Corp.
   6.875%, 9/30/11                                                        300            330,309
FPL Group Capital, Inc
   4.086%, 2/16/07                                                        100             99,754
Kerr-Mcgee Corp.
   6.875%, 9/15/11                                                        200            213,887
Sunoco, Inc.
   4.875%, 10/15/14                                                       150            145,822
Valero Energy Corp.
   7.50%, 4/15/32                                                         150            180,829
                                                                                 ---------------
                                                                                         970,601
                                                                                 ---------------

                                                                    Shares or
                                                                    Principal
                                                                       Amount
Company                                                                 (000)       U.S. $ Value
------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.1%
AT&T Wireless Services, Inc.
   7.875%, 3/01/11                                                        100    $       113,739

Bellsouth Corp.
   4.20%, 9/15/09                                                         300            293,146
SBC Communications
  4.125%, 9/15/09                                                         100             97,262
  5.625%, 6/15/16                                                         100            100,395
Sprint Capital Corp.
   8.75%, 3/15/32                                                         100            129,736
Telus Corp. (Canada)
   7.50%, 6/01/07                                                         100            106,443
                                                                                 ---------------
                                                                                         840,721
                                                                                 ---------------
UTILITIES--2.6%
Alabama Power Capital Trust
   5.50%, 10/01/42                                                        174            176,621
Centurytel, Inc.
 Series L
   7.875%, 8/15/12                                                        200            225,629
Ohio Power Co.
   Series F
   5.50%, 2/15/13                                                         100            102,323
Pacific Gas & Electric
   6.05%, 3/01/34                                                         100            102,682
Progress Energy, Inc.
   6.85%, 4/15/12                                                         100            109,019
Southern Cal Edison
   5.00%, 1/15/16                                                         150            147,100
Verizon Florida, Inc.
  Series F
   6.125%, 1/15/13                                                        200            207,855
                                                                                 ---------------
                                                                                       1,071,229
                                                                                 ---------------
Total Corporate Debt Obligations
   (cost $11,403,183)                                                                 11,159,842
                                                                                 ---------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS--0.8%
U.S. Treasury Note
   4.25%, 11/15/14
   (cost $343,827)                                                        340            332,974
                                                                                 ---------------
SHORT-TERM INVESTMENT-11.0%
TIME DEPOSIT-11.0%
The Bank of New York
  1.875% 4/01/05
  (cost $4,450,000)                                                     4,450          4,450,000
                                                                                 ---------------

TOTAL INVESTMENTS--93.3%
   (cost $37,686,755)                                                                 37,849,003

Other assets less liabilities--6.7%                                                    2,724,195
                                                                                 ---------------

NET ASSETS--100%                                                                 $    40,573,198
                                                                                 ===============

FINANCIAL FUTURES
CONTRACTS PURCHASED

                                                                  Value at
                       Number of     Expiration     Original      March 31,     Unrealized
      Type             Contracts       Month          Value          2005      Appreciation
-------------------------------------------------------------------------------------------
British Pound FTSE                      June
100 Index                  9            2005       $  826,397    $  835,507      $ 9,110

Euro Stoxx                              June
50 Index                   42           2005       $1,626,860    $1,634,964      $ 8,104

Japanese Yen                            June
Topix Index                7            2005       $  765,988    $  770,633      $ 4,645

March 31, 2005

-------------------------------------------------------------------------------------------------------------
SECTOR                                                            U.S. $ VALUE          PERCENT OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Finance                                                           $   8,670,728                         21.4%
Industrial                                                            4,286,294                         10.6
Technology / Electronics                                              4,048,454                         10.0
Construction & Housing                                                4,001,981                          9.9
Consumer Cyclical                                                     2,736,003                          6.7
Medical                                                               2,186,834                          5.4
Utilities                                                             2,156,825                          5.3
Capital Equipment                                                     1,659,728                          4.1
Consumer Staples                                                      1,297,074                          3.2
Energy                                                                1,119,025                          2.7
U.S. Government & Government Sponsored Agency Obligations               332,976                          0.8
Industrial Commodities                                                  319,394                          0.8
Telecommunications                                                      304,337                          0.7
Transportation                                                          279,350                          0.7
                                                                  -------------                        ------
Total Investments*                                                   33,399,003                         82.3
Cash and receivables, net of liabilities                              7,174,195                         17.7
                                                                  -------------                        ------
Net Assets                                                         $ 40,573,198                        100.0%
-------------------------------------------------------------------------------------------------------------

*Excludes short-term obligations.

(a)   Non-income producing security.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $ 1,005,403 or 2.5% of net assets.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt
      FRN - Floating Rate Note

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                               Principal
                                                  Amount
                                                   (000)         U.S. $ Value
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS--96.8%
AUSTRIA--4.7%
GOVERNMENT
   OBLIGATION--4.7%
Republic of Austria
   3.80%, 10/20/13 (a)                   EUR   $   2,500        $   3,303,508
                                                                -------------
BELGIUM--4.5%
GOVERNMENT
  OBLIGATION--4.5%
Kingdom of Belgium
   4.25%, 9/28/14 (a)                              2,300            3,128,326
                                                                -------------
CANADA--5.9%
GOVERNMENT
   OBLIGATION--5.9%
Government of Canada
   3.00%, 6/01/07 (a)                    CAD       4,113            3,380,297
   5.00%, 6/01/14 (a)                                590              512,354
   5.75%, 6/01/33 (a)                                265              254,003
                                                                -------------
                                                                    4,146,654
                                                                -------------
DENMARK--2.0%
GOVERNMENT
   OBLIGATION--2.0%
Kingdom of Denmark
   6.00%, 11/15/09 (a)                   DKK       6,960            1,366,089
                                                                -------------
FINLAND--4.6%
GOVERNMENT
   OBLIGATION--4.6%
Government of Finland
   5.375%, 7/04/13 (a)                   EUR       2,175            3,199,350
                                                                -------------
GERMANY--8.4%
BANKING--4.7%
Deutsche Ausgleichbank
   7.00%, 6/23/05                        USD         150              151,339
KFW Bankengruppe
   1.85%, 9/20/10 (a)                    JPY     245,000            2,436,844
Landwirtschaftliche Rentenbank
   1.375%, 4/25/13 (a)                            70,000              668,949
                                                                -------------
                                                                    3,257,132
                                                                -------------
GOVERNMENT
   OBLIGATION--3.7%
Bundesobligation
   3.25%, 4/17/09                        EUR         500              656,235
Republic of Deutschland
   4.75%, 7/04/34 (a)                    EUR       1,340            1,923,112
                                                                -------------
                                                                    2,579,347
                                                                -------------
                                                                    5,836,479
                                                                -------------

                                               Principal
                                                  Amount
                                                   (000)         U.S. $ Value
-----------------------------------------------------------------------------
IRELAND--4.9%
GOVERNMENT
   OBLIGATION--4.9%
Republic of Ireland
   4.25%, 10/18/07 (a)                   EUR   $   2,525        $   3,405,675
                                                                -------------
JAPAN--21.2%
GOVERNMENT
   OBLIGATIONS--21.2%
Government of Japan
   0.10%, 6/20/06 (a)                    JPY      78,400              731,643
   1.30%, 12/20/14 (a)                           401,550            3,740,774
   1.40%, 3/20/12 (a)                             96,650              934,152
   1.70%, 9/20/10 (a)                            720,150            7,108,846
   1.80%, 9/20/10 (a)                            232,600            2,308,903
                                                                -------------
                                                                   14,824,318
                                                                -------------
NETHERLANDS--6.3%
GOVERNMENT
   OBLIGATION--6.3%
Kingdom of Netherlands
   3.75%, 7/15/09 (a)                    EUR       2,550            3,410,084
   3.75%, 7/15/14 (a)                                775            1,016,404
                                                                -------------
                                                                    4,426,488
                                                                -------------
NORWAY--4.1%
GOVERNMENT
   OBLIGATION--4.1%
Government of Norway
   5.50%, 5/15/09 (a)                    NOK      12,582            2,149,300
   6.00%, 5/16/11 (a)                              3,925              696,429
                                                                -------------
                                                                    2,845,729
                                                                -------------
SPAIN--4.2%
GOVERNMENT
   OBLIGATION--4.2%
Kingdom of Spain
   6.15%, 1/31/13 (a)                    EUR       1,908            2,929,017
                                                                -------------
SWEDEN--0.9%
GOVERNMENT
  OBLIGATION--0.9%
Government of Sweden
   6.50%, 5/05/08 (a)                    SEK       3,910              613,355
                                                                -------------
UNITED KINGDOM--1.6%
BANKING--0.2%
Scotland International Finance II BV
   4.25%, 5/23/13(b)                     USD         160              152,609
                                                                -------------
GOVERNMENT
   OBLIGATION--1.4%
Government of United Kingdom
  4.25% 3/07/36 (a)                      GBP         553              993,234
                                                                -------------
                                                                    1,145,843
                                                                -------------

                                               Principal
                                                  Amount
                                                   (000)         U.S. $ Value
-----------------------------------------------------------------------------
UNITED STATES--4.8%
FINANCIAL--3.3%
Berkshire Hathaway, Inc.
   4.20%, 12/15/10                       USD   $     350        $     339,899
Genworth Financial Inc.
   1.60%, 6/20/11 (a)                    JPY      75,000              706,137
International Lease Finance Corp.
   3.50%, 4/01/09                        USD         350              334,992
Pershing Road Development Co.
   2.80%, 9/01/26 (b) (c)                            660              660,000
SunTrust Bank
   Series CD
   3.04%, 6/02/09 (c)                                250              250,153
                                                                -------------
                                                                    2,291,181
                                                                -------------
INDUSTRIAL--0.5%
General Electric Co.
   5.00%, 2/01/13                                    330              329,521
                                                                -------------
RETAIL--1.0%
Wal-Mart Stores, Inc.
   4.55%, 5/01/13                                    750              737,256
                                                                -------------
                                                                    3,357,958
                                                                -------------
U.S. GOVERNMENT
  AND GOVERNMENT
  SPONSORED AGENCY
  OBLIGATIONS--18.7%
Federal Home Loan Mortgage Corp.
   5.125%, 11/07/13                                1,000              999,124
Federal National Mortgage Association
   4.125%, 4/15/14                                 1,525            1,447,703

U.S. Treasury Notes
   3.50%, 11/15/09                                 6,930            6,742,135
   3.625%, 7/15/09                                 1,700            1,667,129
   4.25%, 8/15/14                                  1,435            1,407,197
   4.00%, 3/15/10                                    800              793,750
                                                                -------------
                                                                   13,057,038
                                                                -------------
Total Long-term Investments
   (cost $64,458,587)                                              67,585,827
                                                                -------------

SHORT-TERM INVESTMENT--3.2%
UNITED STATES--3.2%
TIME DEPOSIT--3.2%
Societe Generale
    2.875% 04/01/05                                1,900            1,900,000
The Bank of New York
    1.875 4/1/05                                     342              342,000
                                                                -------------
Total Short-term Investment
   (cost $2,242,000)                                                2,242,000
                                                                -------------

                                               Principal
                                                  Amount
                                                   (000)         U.S. $ Value
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENT--3.2%
UNITED STATES--3.2%
TIME DEPOSIT--3.2%
Societe Generale
    2.875% 4/01/05                       USD       1,900        $   1,900,000
The Bank of New York
    1.875 4/01/05                                    342              342,000
                                                                -------------
Total Short-Term Investment
   (cost $2,242,000)                                                2,242,000
                                                                -------------
TOTAL INVESTMENTS--100.0%
   (cost $66,700,587)                                              69,827,827
Other assets less liabilities--0.0%                                   (10,193)
                                                                -------------
NET ASSETS--100%                                                $  69,817,634
                                                                =============


FORWARD EXCHANGE CURRENCY CONTRACTS

                                                          U.S. $
                                           Contract      Value on          U.S. $       Unrealized
                                            Amount     Origination        Current      Appreciation/
                                             (000)         Date            Value       Depreciation
----------------------------------------------------------------------------------------------------
Buy Contracts:
Canadian Dollar, settling 4/11/05           3,854      $ 3,110,054     $ 3,185,522      $  75,468
Danish Krone, settling 4/21/05              5,224          927,829         910,670        (17,159)
Euro, settling 4/27/05                      3,355        4,485,601       4,359,207       (126,394)
Pound Sterling, settling 5/16/05            1,728        3,321,806       3,257,546        (64,260)
Japanese Yen, settling 4/5/05             352,932        3,348,352       3,291,807        (56,545)

Sale Contracts:
Canadian Dollar, settling 4/11/05           8,059        6,566,451       6,662,300         95,849
Danish Krone, settling 4/21/05              7,907        1,383,917       1,378,189          5,728
Japanese Yen, settling 4/05/05             75,130          717,600         700,642         16,958
Norweigan Krone, settling 4/01/05          17,926        2,877,954       2,828,886         49,068
Swedish Krona, settling 4/19/05               462           66,089          65,460            629

(a) Position, or portion thereof, with an aggregate market value of $75,511,662, has been segregated to collateralize open futures contracts.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $812,609 or 1.2% of net assets.
(c) Floating rate security. Stated interest rate was in effect at March31, 2005.

      Currency Abbreviations:

      CAD - Canadian Dollar
      DKK - Danish Krona
      EUR - Euro
      GBP - Pound Sterling
      JPY - Japanese Yen
      NOK - Norweign Krona
      SEK - Swedish Krona
      USD - United States Dollar


Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--82.9%
NON-COLLATERALIZED BRADY BONDS--2.3%
BRAZIL--2.3%
Federal Republic of Brazil
   3.125%, 4/15/12 (a)                               $     309    $     289,926
   C-Bonds
   8.00%, 4/15/14                                          280          276,850
   DCB
   Series L
   3.125%, 4/15/12 (a)                                      44           41,418
                                                                  -------------
Total Non-Collateralized
   Brady Bonds
   (cost $459,592)                                                      608,194
                                                                  -------------
SOVEREIGN DEBT SECURITIES--80.6%
ARGENTINA--4.8%
Republic of Argentina
   3.01%, 8/03/12 (a) (b)                                  844          709,803
   11.375%, 3/15/10 (b)                                     40           12,476
   11.75%, 6/15/15 (b)                                     125           37,925
   12.00%, 6/19/31 (b)                                     276           83,507
   12.25%, 6/19/18 (b)                                     705          213,585
   15.50%, 12/19/08 (b)                                    717          216,893
                                                                  -------------
                                                                      1,274,189
                                                                  -------------
BRAZIL--12.7%
Federal Republic of Brazil
   9.25%, 10/22/10                                          45           47,250
   10.50%, 7/14/14                                         405          446,513
   11.00%, 8/17/40                                       1,645        1,828,417
   12.00%, 4/15/10                                         250          291,000
   12.75%, 1/15/20                                         555          682,650
   14.50%, 10/15/09                                         40           50,260
                                                                  -------------
                                                                      3,346,090
                                                                  -------------
BULGARIA--0.4%
Republic of Bulgaria
   8.25%, 1/15/15 (c)                                       94          114,304
                                                                  -------------
COLOMBIA--2.3%
Republic of Colombia
   10.75%, 1/15/13                                          88           98,340
   11.75%, 2/25/20                                         425          505,750
                                                                  -------------
                                                                        604,090
                                                                  -------------
ECUADOR--7.3%
Republic of Ecuador
   .00%, 10/11/05                                          194          188,217
   8.00%, 8/15/30 (c) (d)                                1,930        1,732,175
                                                                  -------------
                                                                      1,920,392
                                                                  -------------
EL SALVADOR--0.7%
Republic of El Salvador
   7.625%, 9/21/34 (c)                                      72           73,800
   8.50%, 7/25/11 (c)                                      100          110,950
                                                                  -------------
                                                                        184,750
                                                                  -------------

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
INDONESIA--1.0%
Republic of Indonesia
   6.75%, 3/10/14 (c)                                $     260    $     257,725
                                                                  -------------

JAMAICA--0.7%
Government of Jamaica
   10.625%, 6/20/17                                        141          148,755
   12.75%, 9/01/07 (d)                                      30           34,200
                                                                  -------------
                                                                        182,955
                                                                  -------------
LEBANON--0.7%
Lebanese Republic
   7.875%, 5/20/11 (c)                                      75           73,125
   10.125%, 8/06/08 (c)                                     75           79,500
   11.625%, 5/11/16 (c)                                     33           36,960
                                                                  -------------
                                                                        189,585
                                                                  -------------
MEXICO--14.8%
United Mexican States
   7.50%, 1/14/12                                          225          248,400
   8.125%, 12/30/19                                      1,135        1,300,709
   11.375%, 9/15/16                                        364          520,520
   Series A
   6.375%, 1/16/13                                          42           43,575
   8.00%, 9/24/22                                        1,057        1,199,694
   9.875%, 2/01/10                                         503          597,313
                                                                  -------------
                                                                      3,910,211
                                                                  -------------
PANAMA--3.3%
Republic of Panama
   8.875%, 9/30/27                                          25           26,875
   9.375%, 7/23/12-4/01/29                                  70           79,193
   9.625%, 2/08/11                                         223          252,548
   10.75%, 5/15/20                                         275          343,750
    IRB
   3.75%, 7/17/14 (a)                                      182          173,380
                                                                  -------------
                                                                        875,746
                                                                  -------------
PERU--2.7%
Republic of Peru
   8.375%, 5/03/16                                          57           59,565
   8.75%, 11/21/33                                         150          156,000
   9.125%, 2/21/12                                         231          260,453
   9.875%, 2/06/15                                         215          248,325
                                                                  -------------
                                                                        724,343
                                                                  -------------
PHILIPPINES--3.9%
Republic of Philippines
   9.00%, 2/15/13                                          300          309,000
   9.50%, 2/02/30                                          127          124,143
   9.875%, 1/15/19                                         125          130,188
   10.625%, 3/16/25                                        432          462,240
                                                                  -------------
                                                                      1,025,571
                                                                  -------------
RUSSIA--13.6%
Russia Ministry of Finance
   Series V
   3.00%, 5/14/08                                          515          473,440
   Series VII
   3.00%, 5/14/11                                          890          744,840

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Russian Federation
   5.00%, 3/31/30 (c) (d)                            $   2,308    $   2,364,845
                                                                  -------------
                                                                      3,583,125
                                                                  -------------
TURKEY--4.8%
Republic of Turkey
   7.375%, 2/05/25                                         116          109,040
   11.00%, 1/14/13                                         195          236,243
   11.50%, 1/23/12                                         233          284,260
   11.75%, 6/15/10                                         100          120,250
   11.75%, 1/15/30                                         375          502,500
                                                                  -------------
                                                                      1,252,293
                                                                  -------------
UKRAINE--3.1%
Government of Ukraine
   6.875%, 3/04/11 (c)                                     500          513,750
   7.65%, 6/11/13 (c)                                      175          187,688
   11.00%, 3/15/07                                         119          127,984
                                                                  -------------
                                                                        829,422
                                                                  -------------
URUGUAY--1.1%
Republic of Uruguay
   7.875%, 1/15/33                                         338          292,528
                                                                  -------------
VENEZUELA--2.7%
Republic of Venezuela
   3.693%, 4/20/11 (d)                                      80           71,000
   5.375%, 8/07/10                                         320          284,800
   8.50%, 10/08/14                                          30           29,700
   9.25%, 9/15/27                                          331          328,187
                                                                  -------------
                                                                        713,687
                                                                  -------------
Total Sovereign Debt
   Securities
   (cost $20,301,333)                                                21,281,006
                                                                  -------------
Total Sovereign Debt
   Obligations
   (cost $20,760,925)                                                21,889,200
                                                                  -------------

CORPORATE DEBT OBLIGATIONS--6.4%
AGRICULTURE--0.5%
Choada Modern Agriculture (China)
   7.75%, 2/08/10 (c)                                       50           45,750
Noble Group Ltd. (Hong Kong)
   6.625%, 3/17/15 (c)                                     100           92,905
                                                                  -------------
                                                                        138,655
                                                                  -------------
BANKING--0.4%
Kazkommerts International BV (Kazakhstan)
   8.50%, 4/16/13 (c)                                      100          101,000
                                                                  -------------
COMMUNICATIONS - MOBILE--1.4%
Kyivstar (Ukraine)
   10.375%, 8/17/09 (c)                                    100          110,000
MobiFon Holdings BV (Romania)
   12.50%, 7/31/10                                         100          122,125
Mobile Telesystems Finance (Russia)
   9.75%, 1/30/08 (c)                                      125          133,125
                                                                  -------------
                                                                        365,250
                                                                  -------------

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
CONTAINERS--0.8%
Vitro Envases (Mexico)
   10.75%, 7/23/11 (c)                               $     200    $     204,000
                                                                  -------------
ENERGY--0.6%
Gazprom Oao (Russia)
   9.625%, 3/01/13 (c)                                     100          114,000
Monterrey Power, SA De C.V. (Mexico)
   9.625%, 11/15/09 (c)                                     45           51,319
                                                                  -------------
                                                                        165,319
                                                                  -------------
METALS/MINING--0.9%
Freeport-McMoran Copper &
   Gold (Indonesia)
   10.125%, 2/01/10                                        150          166,500
Citigroup (JSC Severstal) (Germany)
   9.25%, 4/19/14 (c)                                       68           69,761
                                                                  -------------
                                                                        236,261
                                                                  -------------
PETROLEUM PRODUCTS--1.8%
Pemex Project Funding Master Trust (Mexico)
   8.00%, 11/15/11                                         250          276,626
PF Export Receivables Master Trust (Brazil)
   6.436%, 6/01/15 (c)                                     124          124,855
Tyumen Oil (Russia)
   11.00%, 11/06/07 (c)                                     55           61,325
                                                                  -------------
                                                                        462,806
                                                                  -------------
Total Corporate Debt
    Obligations
   (cost $1,557,406)                                                  1,673,291
                                                                  -------------
SHORT-TERM INVESTMENT--6.4%
REPURCHASE AGREEMENT--6.4%
Greenwich Capital Markets, Inc.
2.75%, dated 3/31/05,
due 4/01/05 in the
amount of $1,700,130
(cost $1,700,000;
collateralized by
$1,740,000 FHLB,
2.75% due 4/05/06,
value $1,700,000)                                        1,700        1,700,000
                                                                  -------------
TOTAL INVESTMENTS--95.7%
   (cost $24,018,080)                                                25,262,491

Other assets less liabilities--4.3%                                   1,141,556
                                                                  -------------
NET ASSETS--100%                                                  $  26,404,047
                                                                  =============

CREDIT DEFAULT SWAP CONTRACTS

                                      Notional                                 Unrealized
Swap Counterparty &                   Amount      Interest    Termination     Appreciation/
Referenced Obligation                 (000's)       Rate         Date        (Depreciation)
-------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
Republic of Colombia
8.375%, 2/15/27                         150         3.02%       1/20/10       $    4,892

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                        130         5.60        3/20/14           (5,939)

Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                           75         0.50       11/26/13           (1,579)


Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                         200         4.40        5/20/06           10,818

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%. 3/06/30                         400         6.35        8/20/05           12,142

Citigroup Global Markets, Inc.
Republic of Colombia
8.375%, 2/15/27                         250         1.13        1/20/07           (2,290)

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                        130         4.95        3/20/09            6,415

Credit Suisse First Boston
Federal Republic of Brazil
12.25%, 3/06/30                         175         6.90        6/20/07           19,749

Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                         160         3.80        8/20/06            5,074

(a) Floating rate security. Stated interest rate was in effect at March 31, 2005.
(b)   Security is in default and is non-income producing.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $6,652,862 or 25.2 % of net assets.
(d) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2005.

      Glossary of Terms :

      DCB - Debt Conversion Bonds
      IRB - Interest Rate Reduction Bond

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                          Shares            U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS--99.6%
TECHNOLOGY--29.5%
COMMUNICATION EQUIPMENT--6.5%
Corning, Inc. (a)                               342,800        $      3,815,364
Juniper Networks, Inc. (a)                      363,800               8,025,428
QUALCOMM, Inc.                                  144,900               5,310,585
                                                               ----------------
                                                                     17,151,377
                                                               ----------------
COMPUTER HARDWARE/ STORAGE--4.1%
Apple Computer, Inc. (a)                         23,200                 966,744
Dell, Inc. (a)                                  219,100               8,417,822
EMC Corp. (a)                                   126,800               1,562,176
                                                               ----------------
                                                                     10,946,742
                                                               ----------------
COMPUTER PERIPHERALS--1.4%
Network Appliance, Inc. (a)                     129,800               3,590,268
                                                               ----------------
COMPUTER SERVICES--1.0%
Alliance Data System Corp. (a)                   65,200               2,634,080
                                                               ----------------
INTERNET MEDIA--3.3%
Yahoo!, Inc. (a)                                253,300               8,586,870
                                                               ----------------
SEMI-CONDUCTOR COMPONENTS--5.5%
Broadcom Corp. Cl.A (a)                         115,600               3,458,752
Marvell Technology Group Ltd. (Bermuda) (a)     288,400              11,057,256
                                                               ----------------
                                                                     14,516,008
                                                               ----------------
SOFTWARE--5.2%
Comverse Technology, Inc. (a)                   124,700               3,144,934
Cognos, Inc. (Canada) (a)                        13,300                 557,802
SAP AG (ADR) (Germany)                           85,600               3,430,848
Symantec Corp. (a)                              312,200               6,659,226
                                                               ----------------
                                                                     13,792,810
                                                               ----------------
MISCELLANEOUS--2.5%
Amphenol Corp. Cl.A (a)                         175,500               6,500,520
                                                               ----------------
                                                                     77,718,675
                                                               ----------------
HEALTHCARE--24.5%
BIOTECHNOLOGY--2.0%
Affymetrix,  Inc. (a)                            29,900               1,280,916
Amgen,  Inc. (a)                                 22,700               1,321,367
Genentech, Inc. (a)                              45,300               2,564,433
                                                               ----------------
                                                                      5,166,716
                                                               ----------------
DRUGS--4.6%
Forest Laboratories, Inc. (a)                   141,400               5,224,730
Teva Pharmaceutical Industries Ltd.
(ADR) (Israel)                                  224,400               6,956,400
                                                               ----------------
                                                                     12,181,130
                                                               ----------------

Company                                          Shares            U.S. $ Value
-------------------------------------------------------------------------------
MEDICAL PRODUCTS--12.3%
Alcon, Inc. (Switzerland)                        76,300        $      6,812,827
Patterson Cos, Inc.                              58,800               2,937,060
St. Jude Medical, Inc. (a)                      179,900               6,476,400
Stryker Corp.                                   128,200               5,719,002
Zimmer Holdings, Inc. (a)                       135,900              10,574,379
                                                               ----------------
                                                                     32,519,668
                                                               ----------------
MEDICAL SERVICES--5.6%
Caremark Rx, Inc. (a)                            67,000               2,665,260
WellPoint Health Networks, Inc. (a)              97,600              12,234,160
                                                               ----------------
                                                                     14,899,420
                                                               ----------------
                                                                     64,766,934
                                                               ----------------
FINANCE--19.0%
BANKING - MONEY CENTER--0.8%
JPMorgan Chase & Co.                             59,268               2,050,673
                                                               ----------------
BROKERAGE & MONEY MANAGEMENT--9.1%
Legg Mason, Inc.                                157,900              12,338,306
Merrill Lynch & Co., Inc.                        51,500               2,914,900
The Charles Schwab Corp.                        212,400               2,232,324
The Goldman Sachs Group, Inc.                    60,300               6,632,397
                                                               ----------------
                                                                     24,117,927
                                                               ----------------
INSURANCE--4.1%
American International Group, Inc.              146,900               8,139,729
Everest Re Group Ltd. (Bermuda)                  31,400               2,672,454
                                                               ----------------
                                                                     10,812,183
                                                               ----------------
MISCELLANEOUS--5.0%
Ambac Financial Group, Inc.                      36,300               2,713,425
Citigroup, Inc.                                 176,100               7,913,934
MBNA Corp.                                      100,300               2,462,365
                                                               ----------------
                                                                     13,089,724
                                                               ----------------
                                                                     50,070,507
                                                               ----------------
CONSUMER SERVICES--14.0%
APPAREL--0.6%
Coach, Inc.(a)                                   27,900               1,579,977
                                                               ----------------
BROADCASTING & CABLE--1.1%
XM Satellite Radio Holdings, Inc. Cl.A(a)        93,800               2,954,700
                                                               ----------------
ENTERTAINMENT & LEISURE--2.6%
Harley-Davidson, Inc.                           118,900               6,867,664
                                                               ----------------
RESTAURANT & LODGING--0.4%
Starbucks Corp. (a)                              20,400               1,053,864
                                                               ----------------
RETAIL - GENERAL MERCHANDISE--6.1%
eBay, Inc. (a)                                  276,000              10,283,760
Lowe's Cos., Inc.                                76,900               4,390,221
Williams-Sonoma, Inc. (a)                        40,600               1,492,050
                                                               ----------------
                                                                     16,166,031
                                                               ----------------

Company                                          Shares            U.S. $ Value
-------------------------------------------------------------------------------
MISCELLANEOUS--6.5%
Education Management Corp. (a)                   64,000        $      1,788,800
Google, Inc. Cl.A (a)                            16,200               2,924,262
Iron Mountain, Inc. (a)                          43,100               1,243,004
Strayer Education, Inc.                          23,100               2,617,692
                                                               ----------------
                                                                      8,573,758
                                                               ----------------
                                                                     37,195,994
                                                               ----------------
CONSUMER MANUFACTURING--7.8%
BUILDING & RELATED--7.8%
Centex Corp.                                     84,600               4,845,042
D.R. Horton, Inc.                               169,333               4,951,297
Lennar Corp. Cl.A                                95,400               5,407,272
NVR, Inc. (a)                                     6,950               5,455,750
                                                               ----------------
                                                                     20,659,361
                                                               ----------------
OIL AND GAS FIELD SERVICES--2.6%
ENERGY EQUIPMENT & SERVICES--2.6%
Baker Hughes, Inc.                               61,200               2,722,788
Schlumberger Ltd.                                59,400               4,186,512
                                                               ----------------
                                                                      6,909,300
                                                               ----------------
MULTI-INDUSTRY COMPANIES--1.0%
Danaher Corp.                                    50,800               2,713,228
                                                               ----------------
AEROSPACE & DEFENSE--0.8%
DEFENSE ELECTRONICS--0.8%
L-3 Communications Holdings, Inc.                29,200               2,073,784
                                                               ----------------
CAPITAL GOODS--0.4%
MACHINERY--0.4%
Actuant Corp. CI.A                               20,700                 929,844
                                                               ----------------
Total Common Stocks
   (cost $199,960,678)                                              263,037,627
                                                               ----------------
TOTAL INVESTMENTS--99.6%
   (cost $199,960,678)                                              263,037,627

Other assets less liabilities--0.4%                                   1,043,758
                                                               ----------------
NET ASSETS--100%                                               $    264,081,385
                                                               ================

(a)   Non-income producing security.

      Glossary:

      ADR-American Depositary Receipt

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                           Shares            U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.0%
FINANCE--25.9%
BANKING - MONEY CENTER--4.2%
JPMorgan Chase & Co.                           2,586,800         $    89,503,280
Wachovia Corp.                                   475,000              24,182,250
                                                                 ---------------
                                                                     113,685,530
                                                                 ---------------
BANKING - REGIONAL--2.9%
Bank of America Corp.                          1,177,800              51,940,980
North Fork Bancorporation, Inc.                  920,100              25,523,574
                                                                 ---------------
                                                                      77,464,554
                                                                 ---------------
BROKERAGE & MONEY MANAGEMENT--2.3%
Merrill Lynch & Co., Inc.                        769,200              43,536,720
Morgan Stanley                                   329,800              18,881,050
                                                                 ---------------
                                                                      62,417,770
                                                                 ---------------
INSURANCE--9.0%
ACE Ltd. (Cayman Islands)                      1,439,100              59,391,657
AFLAC, Inc.                                      217,700               8,111,502
Allstate Corp.                                   307,400              16,618,044
American International Group, Inc.             2,047,700             113,463,057
Axis Capital Holdings Ltd. (Bermuda)             925,700              25,030,928
MetLife, Inc.                                    488,900              19,115,990
                                                                 ---------------
                                                                     241,731,178
                                                                 ---------------
MORTGAGE BANKING-2.1%
Fannie Mae                                                            57,205,170
                                                                 ---------------
MISCELLANEOUS--5.4%
American Express Co.                             130,700               6,714,059
Citigroup, Inc.                                2,597,600             116,736,144
MBNA Corp.                                       896,300              22,004,165
                                                                 ---------------
                                                                     145,454,368
                                                                 ---------------
                                                                     697,958,570
                                                                 ---------------
CONSUMER SERVICES--14.9%
BROADCASTING & CABLE--9.7%
Clear Channel Communications, Inc.               239,200               8,245,224
Comcast Corp. Cl. A (a)                          750,000              25,335,000
Comcast Corp. Special Cl. A (a)                  825,000              27,555,000
News Corp. Cl. A                               2,630,400              44,506,368
Time Warner, Inc. (a)                          2,956,600              51,888,330
Viacom, Inc. Cl. B                             2,398,400              83,536,272
Westwood One, Inc. (a)                           946,300              19,257,205
                                                                 ---------------
                                                                     260,323,399
                                                                 ---------------
ENTERTAINMENT & LEISURE--1.0%
Harley-Davidson, Inc.                            401,200              23,173,312
Royal Caribbean Cruises Ltd. (Liberia)           104,500               4,670,105
                                                                 ---------------
                                                                      27,843,417
                                                                 ---------------
RESTAURANT & LODGING--0.6%
Wendy's International, Inc.                      444,800              17,364,992
                                                                 ---------------

Company                                           Shares            U.S. $ Value
--------------------------------------------------------------------------------
RETAIL - GENERAL MERCHANDISE--3.6%
Bed Bath & Beyond, Inc. (a)                      141,500         $     5,170,410
Lowe's Cos., Inc.                                312,100              17,817,789
The Home Depot, Inc.                           1,900,000              72,656,000
                                                                 ---------------
                                                                      95,644,199
                                                                 ---------------
                                                                     401,176,007
                                                                 ---------------
ENERGY--11.5%
DOMESTIC INTEGRATED--0.6%
Occidental Petroleum Corp.                       231,900              16,504,323
                                                                 ---------------
DOMESTIC PRODUCERS--0.9%
Noble Energy, Inc.                               359,900              24,480,398
                                                                 ---------------
INTERNATIONAL--2.7%
BP p.l.c. (ADR) (United Kingdom)                 382,500              23,868,000
Exxon Mobil Corp.                                819,200              48,824,320
                                                                 ---------------
                                                                      72,692,320
                                                                 ---------------
OIL SERVICE--3.9%
Baker Hughes, Inc.                               575,600              25,608,444
EnCana Corp. (Canada)                            287,100              20,217,582
FMC Technologies, Inc. (a)                       300,700               9,977,226
Nabors Industries Ltd. (Bermuda)(a)              412,100              24,371,594
Schlumberger Ltd.                                358,200              25,245,936
                                                                 ---------------
                                                                     105,420,782
                                                                 ---------------
MISCELLANEOUS--3.4%
ConocoPhillips                                   843,900              91,006,176
                                                                 ---------------
                                                                     310,103,999
                                                                 ---------------
HEALTHCARE--9.7%
BIOTECHNOLOGY--0.4%
Applera Corp. - Applied Biosystems Group         575,000              11,350,500
                                                                 ---------------
DRUGS--1.4%
Forest Laboratories, Inc. (a)                    340,100              12,566,695
Pfizer, Inc.                                     908,000              23,853,160
                                                                 ---------------
                                                                      36,419,855
                                                                 ---------------
MEDICAL PRODUCTS--2.8%
Beckman Coulter, Inc.                            178,600              11,867,970
Boston Scientific Corp. (a)                    2,207,300              64,651,817
                                                                 ---------------
                                                                      76,519,787
                                                                 ---------------
MEDICAL SERVICES--5.1%
Caremark Rx, Inc. (a)                            313,500              12,471,030
Health Management Associates, Inc. Cl. A       1,121,100              29,350,398
UnitedHealth Group, Inc.                         226,200              21,574,956
WellPoint Health Networks, Inc. (a)              576,000              72,201,600
                                                                 ---------------
                                                                     135,597,984
                                                                 ---------------
                                                                     259,888,126
                                                                 ---------------

Company                                           Shares            U.S. $ Value
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.2%
COSMETICS--2.4%
Avon Products, Inc.                            1,258,300         $    54,031,402
The Estee Lauder Companies, Inc. Cl. A           260,000              11,694,800
                                                                 ---------------
                                                                      65,726,202
                                                                 ---------------
FOOD--0.4%
Dean Foods Co.                                   307,600              10,550,680
                                                                 ---------------
HOUSEHOLD PRODUCTS--1.7%
The Procter & Gamble Co.                         856,200              45,378,600
                                                                 ---------------
TOBACCO--3.6%
Altria Group, Inc.                             1,127,000              73,694,530
Loews Corp.- Carolina Group                      750,000              24,825,000
                                                                 ---------------
                                                                      98,519,530
                                                                 ---------------
MISCELLANEOUS -1.1  %
Fortune Brands, Inc.                             357,400              28,817,162
                                                                 ---------------
                                                                     248,992,174
                                                                 ---------------
CAPITAL GOODS--7.9%
ELECTRICAL EQUIPMENT--1.5%
Emerson Electric Co.                             329,950              21,423,654
Johnson Controls, Inc.                           340,200              18,969,552
                                                                 ---------------
                                                                      40,393,206
                                                                 ---------------
MACHINERY--0.8%
Deere & Co.                                       64,600               4,336,598
Ingersoll-Rand Co. Cl.A (Bermuda)                200,000              15,930,000
                                                                 ---------------
                                                                      20,266,598
                                                                 ---------------
MISCELLANEOUS--5.6%
General Electric Co.                           3,525,300             127,122,318
United Technologies Corp.                        238,500              24,245,910
                                                                 ---------------
                                                                     151,368,228
                                                                 ---------------
                                                                     212,028,032
                                                                 ---------------
TECHNOLOGY--7.7%
COMPUTER SERVICES--1.6%
Fiserv, Inc. (a)                               1,053,500              41,929,300
                                                                 ---------------
SEMICONDUCTOR COMPONENTS--0.3%
Maxim Integrated Products, Inc.                  165,800               6,776,246
                                                                 ---------------
SOFTWARE--5.8%
Microsoft Corp.                                4,981,300             120,398,021
Oracle Corp. (a)                               1,015,900              12,678,432
Symantec Corp. (a)                             1,133,900              24,186,087
                                                                 ---------------
                                                                     157,262,540
                                                                 ---------------
                                                                     205,968,086
                                                                 ---------------
UTILITIES--4.5%
ELECTRIC & GAS UTILITY--2.5%
Entergy Corp.                                    274,500              19,396,170
Exelon Corp.                                     449,500              20,627,555
PPL Corp.                                        380,400              20,537,796
Sempra Energy                                    182,200               7,258,848
                                                                 ---------------
                                                                      67,820,369
                                                                 ---------------

                                               Shares or
                                               Principal
                                                  Amount
Company                                            (000)            U.S. $ Value
--------------------------------------------------------------------------------

TELEPHONE UTILITY--2.0%
BellSouth Corp.                                  865,200         $    22,746,108
SBC Communications, Inc.                         527,500              12,496,475
Verizon Communications, Inc.                     543,300              19,287,150
                                                                 ---------------
                                                                      54,529,733
                                                                 ---------------
                                                                     122,350,102
                                                                 ---------------
TRANSPORTATION--3.2%
RAILROAD--3.2%
Burlington Northern Santa Fe Corp.               320,000              17,257,600
Union Pacific Corp.                            1,000,000              69,700,000
                                                                 ---------------
                                                                      86,957,600
                                                                 ---------------
BASIC INDUSTRY--2.7%
CHEMICALS--2.0%
Air Products and Chemicals, Inc.                 429,700              27,195,713
E.I. du Pont de Nemours & Co.                    503,500              25,799,340
                                                                 ---------------
                                                                      52,995,053
                                                                 ---------------
MINING & METALS--0.7%
Alcoa, Inc.                                      615,200              18,695,928
                                                                 ---------------
                                                                      71,690,981
                                                                 ---------------
CONSUMER MANUFACTURING--0.9%
BUILDING & RELATED--0.9%
American Standard Cos., Inc. (a)                 504,100              23,430,568
                                                                 ---------------
MULTI-INDUSTRY COMPANIES--0.5%
3M Co.                                           166,100              14,233,109
                                                                 ---------------
AEROSPACE & DEFENSE--0.4%
AEROSPACE--0.4%
General Dynamics Corp.                           100,000              10,705,000
                                                                 ---------------
Total Common Stocks
   (cost $2,302,405,421)                                           2,665,482,354
                                                                 ---------------
SHORT TERM INVESTMENT--1.0%
TIME DEPOSIT
The Bank Of New York
   1.875% 4/01/05
   (cost $26,113,000)                             26,113              26,113,000
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
   (cost $2,328,518,421)                                         $ 2,691,595,354
Other assets less liabilities--0.0%                                      596,603
                                                                 ---------------
NET ASSETS--100%                                                 $ 2,692,191,957
                                                                 ===============

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                            Principal
                                               Amount
                                                (000)           U.S. $ Value
----------------------------------------------------------------------------

CORPORATE DEBT
   OBLIGATIONS-97.5%
AEROSPACE/DEFENSE--1.4%
Bombardier, Inc. (Canada)
   6.30%, 5/01/14 (a)                        $    200       $        168,000
L-3 Communications Corp.
   5.875%, 1/15/15                                195                187,200
Sequa Corp.
   9.00%, 8/01/09                                  70                 74,900
Transdigm, Inc.
   8.375%, 7/15/11                                260                266,825
                                                            ----------------
                                                                     696,925
                                                            ----------------
AIR TRANSPORTATION--0.5%
ATA Airlines, Inc.
   6.99%, 4/15/16 (a) (b)                         289                254,611
                                                            ----------------
AUTOMOTIVE--2.0%
Affinia Group, Inc.
   9.00%, 11/30/14 (a)                             85                 78,625
Asbury Automotive Group
   8.00%, 3/15/14                                 109                105,730
Cooper Standard Auto
   7.00%, 12/15/12 (a)                            165                153,450
HLI Operating Co., Inc.
   10.50%, 6/15/10                                170                158,100
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13                                233                234,165
TRW Automotive
   9.375%, 2/15/13                                 93                 99,975
   11.00%, 2/15/13                                 67                 75,040
United Auto Group, Inc.
   9.625%, 3/15/12                                115                121,325
                                                            ----------------
                                                                   1,026,410
                                                            ----------------
BROADCASTING/
  MEDIA--1.1%
Allbritton Communications Co.
   7.75%, 12/15/12                                170                167,450
Corus Entertainment, Inc.
   (Canada)
   8.75%, 3/01/12                                 120                128,700
Paxson Communications Corp.
   10.75%, 7/15/08                                140                138,950
   12.25%, 1/15/09 (c)                            135                125,550
                                                            ----------------
                                                                     560,650
                                                            ----------------
BUILDING/
  REAL ESTATE--3.4%
Associated Materials, Inc.
   11.25%, 3/01/14 (c)                            385                267,575
D.R. Horton, Inc.
   6.875%, 5/01/13                                190                197,125
KB HOME
   7.75%, 2/01/10                                 190                199,775
M/I Homes, Inc.
   6.875%, 4/01/12 (a)                            205                202,950
Meritage Homes Corp.
   6.25%, 3/15/15 (a)                             275                258,500
Schuler Homes, Inc.
   10.50%, 7/15/11                                155                171,426

                                            Principal
                                               Amount
                                                (000)           U.S. $ Value
----------------------------------------------------------------------------

WCI Communities, Inc.
   6.625%, 3/15/15 (a)                       $    170       $        161,500
Williams Lyon Homes, Inc.
   10.75%, 4/01/13                                285                313,500
                                                            ----------------
                                                                   1,772,351
                                                            ----------------
CABLE--8.7%
Cablevision Systems Corp.
   8.00%, 4/15/12 (a)                             380                390,450
Charter Communications
    Holdings LLC
   11.75%, 5/15/11(c)                           1,385                955,649
CSC Holdings, Inc.
   6.75%, 4/15/12 (a)                             190                188,575
   7.625%, 7/15/18                                195                202,800
DirecTV Holdings LLC
   8.375%, 3/15/13                                125                135,313
EchoStar DBS Corp.
   6.375%, 10/01/11                               130                127,400
Innova S. de R.L., SA (Mexico)
   9.375%, 9/19/13 (d)                            225                248,063
Insight Communications Co., Inc.
   12.25%, 2/15/11 (c)                            285                283,575
Insight Midwest LP/Insight Capital, Inc.
   9.75%, 10/01/09                                190                198,550
Intelsat Bermuda Ltd.
   7.794%, 1/15/12 (a) (e)                         65                 65,975
   8.625%, 1/15/15 (a)                            245                249,900
PanAmSat Holding Corp.
  9.00%, 8/15/14                                  260                274,300
  10.375%, 11/01/14 (a) (c)                       670                435,500
Rainbow National Services LLC
   8.75%, 9/01/12 (a)                             200                215,000
   10.375%, 9/01/14 (a)                           190                212,325
Rogers Cable, Inc. (Canada)
   6.75%, 3/15/15                                 520                512,199
                                                            ----------------
                                                                   4,500,474
                                                            ----------------
CHEMICALS--2.6%
Equistar Chemical Funding LP
   10.125%, 9/01/08                               185                204,425
   10.625%, 5/01/11                               130                145,925
Huntsman Advanced Materials LLC
   11.00%, 7/15/10 (a)                            140                160,650
Huntsman ICI Chemicals LLC
   10.125%, 7/01/09                               124                128,960
Huntsman LLC
   12.00%, 7/15/12 (a)                            178                208,260
Quality Distribution LLC
   9.00%, 11/15/10                                365                357,700
Westlake Chemical Corp.
   8.75%, 7/15/11                                 125                136,719
                                                            ----------------
                                                                   1,342,639
                                                            ----------------
COMMUNICATIONS -
   FIXED--5.3%
Cincinnati Bell, Inc.
   8.375%, 1/15/14                                345                339,825
Citizens Communications Co.
   6.25%, 1/15/13                                 270                253,800
Eircom Funding (Ireland)
   8.25%, 8/15/13                                 245                266,438
MCI, Inc.
   7.688%, 5/01/09                                150                156,000
Qwest Capital Funding, Inc.
   7.25%, 2/15/11                                 385                359,013
Qwest Communications
   International
   7.75%, 2/15/14 (a)                             125                122,188

                                            Principal
                                               Amount
                                                (000)           U.S. $ Value
----------------------------------------------------------------------------

Qwest Corp.
   9.125%, 3/15/12 (a)                       $    190       $        206,625
Qwest Services Corp.
   14.00%, 12/15/10 (a)                           568                657,459
Time Warner Telecom Inc.
   9.25%, 2/15/14 (a)                             135                129,600
Valor Telecommunications
   Enterprises LLC
   7.75%, 2/15/15 (a)                             275                273,625
                                                            ----------------
                                                                   2,764,573
                                                            ----------------
COMMUNICATIONS -
   MOBILE--7.6%
American Cellular Corp.
   Series B
   10.00%, 8/01/11                                225                207,000
Inmarsat Finance Plc (United Kingdom)
   7.625%, 6/30/12                                295                293,525
   10.275%, 11/15/12 (c)                          205                144,525
Iridium LLC/Capital Corp.
   Series B
   14.00%, 7/15/05 (b)                            550                 93,500
KYIVSTAR (Denmark)
   10.375%, 8/17/09 (a)                           500                549,999
MobiFon Holdings BV
   (Netherlands)
   12.50%, 7/31/10                                505                616,730
Mobile Telesystems Finance, SA
   8.00%, 1/28/12 (a)                             286                283,498
Nextel Communications, Inc.
   6.875%, 10/31/13                               265                276,263
Nextel Partners, Inc.
   12.50%, 11/15/09                                72                 79,200
Rogers Wireless, Inc. (Canada)
   7.25%, 12/15/12                                185                188,700
Rural Cellular Corp.
   9.75%, 1/15/10                                 405                370,575
   9.875%, 2/01/10                                130                130,650
Triton PCS, Inc.
   8.50%, 6/01/13                                 175                161,000
   8.75%, 11/15/11                                105                 73,238
   9.375%, 2/01/11                                 90                 63,675
Western Wireless Corp.
   9.25%, 7/15/13                                 175                199,500
                                                            ----------------
                                                                   3,926,678
                                                            ----------------
CONSUMER
   MANUFACTURING--4.0%
Broder Brothers Co.
   11.25%, 10/15/10                               270                295,650
   11.25%, 10/15/10 (a)                            12                 13,140
Jostens IH Corp.
   7.625%, 10/01/12                               190                188,100
Jostens, Inc.
   12.75%, 5/01/10                                270                288,900
K2, Inc.
   7.375%, 7/01/14                                185                191,475
Levi Strauss & Co.
   7.73%, 4/01/12 (a) (e)                         190                186,675
North Atlantic Holding Co., Inc.
   12.25%, 3/01/14 (c)                            140                 26,600
Playtex Products, Inc.
   8.00%, 3/01/11                                 190                204,725
Rayovac Corp.
   7.375%, 2/01/15 (a)                            280                268,100
Simmons Co.
   7.875%, 1/15/14                                 90                 91,800
   10 .00%, 12/15/14 (a) (c)                      195                121,875
St. John Knits International, Inc.
   12.50%, 7/01/09                                 90                 95,963

                                            Principal
                                               Amount
                                                (000)           U.S. $ Value
----------------------------------------------------------------------------

Tekni-Plex, Inc.
   Series B
   12.75%, 6/15/10                           $    115       $         96,025
                                                            ----------------
                                                                   2,069,028
                                                            ----------------
ENERGY--3.6%
Amerada Hess Corp.
   7.30%, 8/15/31                                 250                281,919
Chesapeake Energy Corp.
   7.75%, 1/15/15                                 195                206,213
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14                                280                276,340
Grant Prideco, Inc.
   9.00%, 12/15/09                                115                124,200
HilCorp Energy
   10.50%, 9/01/10 (a)                            340                377,399
Kerr-McGee Corp.
   6.875%, 9/15/11                                150                160,416
Premcor Refining Group, Inc.
   9.50%, 2/01/13                                 115                128,513
Pride International, Inc.
   7.375%, 7/15/14                                210                222,600
Universal Compression, Inc.
   7.25%, 5/15/10                                  80                 81,800
                                                            ----------------
                                                                   1,859,400
                                                            ----------------
ENTERTAINMENT/
   LEISURE--1.8%
NCL Corp. (Bermuda)
   10.625%, 7/15/14 (a)                           270                279,112
Royal Caribbean Cruises Ltd.
   (Liberia)
   8.00%, 5/15/10                                  85                 93,394
   8.75%, 2/02/11                                 240                272,700
Universal City Development
   11.75%, 4/01/10                                195                222,300
Universal City Florida
   Holdings Co.
   8.375%, 5/01/10 (a)                             60                 61,200
                                                            ----------------
                                                                     928,706
                                                            ----------------
FINANCIAL--3.3%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13                               105                117,600
Fairfax Financial Holdings Ltd. (Canada)
   7.375%, 4/15/18                                145                129,050
   7.75%, 4/26/12                                 290                279,850
   8.25%, 10/01/15                                 75                 72,750
Liberty Mutual Group
   5.75%, 3/15/14 (a)                             280                275,197
Markel Capital Trust I
   Series B
   8.71%, 1/01/46                                 260                277,575
Navistar International Corp.
   6.25%, 3/01/12 (a)                             195                185,250
PXRE Capital Trust I
   8.85%, 2/01/27                                  45                 46,800
Royal & Sun Alliance
   Insurance
   (United Kingdom)
   8.95%, 10/15/29                                 80                101,873
Western Financial Bank
   9.625%, 5/15/12                                195                216,450
                                                            ----------------
                                                                   1,702,395
                                                            ----------------
FOOD/BEVERAGE--1.0%
Del Monte Corp.
   8.625%, 12/15/12                               115                124,488

                                            Principal
                                               Amount
                                                (000)           U.S. $ Value
----------------------------------------------------------------------------

Dimon, Inc.
   Series B
   9.625%, 10/15/11                          $    195       $        220,106
Dole Food Co., Inc.
   8.625%, 5/01/09                                105                110,250
   8.875%, 3/15/11                                 65                 69,875
Merisant Co.
   10.25%, 7/15/13 (a)                             15                 12,900
                                                            ----------------
                                                                     537,619
                                                            ----------------
GAMING--4.2%
Ameristar Casinos, Inc.
   10.75%, 2/15/09                                 95                103,788
Argosy Gaming Co.
   9.00%, 9/01/11                                 100                109,375
Harrahs Operating Co., Inc.
   7.875%, 12/15/05                               100                102,000
Mandalay Resort Group
   10.25%, 8/01/07                                165                179,438
MGM Mirage, Inc.
   8.375%, 2/01/11                                260                280,799
Mohegan Tribal Gaming
   Authority
   6.375%, 7/15/09                                 60                 59,550
   7.125%, 8/15/14                                255                255,638
Park Place Entertainment Corp.
   7.875%, 3/15/10                                 90                 98,100
   9.375%, 2/15/07                                120                127,650
Penn National Gaming, Inc.
   6.875%, 12/01/11                               220                220,550
Riviera Holdings Corp.
   11.00%, 6/15/10                                210                232,050
Seneca Gaming Corp.
   7.25%, 5/01/12                                 260                258,700
Turning Stone Casino Resort
   Enterprises
   9.125%, 12/15/10 (a)                           140                145,425
                                                            ----------------
                                                                   2,173,063
                                                            ----------------
HEALTHCARE--5.7%
Concentra Operating Corp.
   9.125%, 6/01/12                                 95                100,700
   9.50%, 8/15/10                                 145                155,150
Coventry Health Care, Inc.
 5.875%, 1/15/12 (a)                               90                 90,000
 6.125%, 1/15/15 (a)                              105                104,869
DaVita, Inc.
   7.25%, 3/15/15 (a)                             270                264,600
Hanger Orthopedic Group, Inc.
   10.375%, 2/15/09                               260                258,050
HCA, Inc.
   6.375%, 1/15/15                                355                352,387
Iasis Healthcare Corp.
   8.75%, 6/15/14                                 245                255,413
PacifiCare Health Systems, Inc.
   10.75%, 6/01/09                                182                201,110
Select Medical Corp.
   7.625%, 2/01/15 (a)                            400                399,999
Triad Hospitals, Inc.
   7.00%, 11/15/13                                220                216,150
Universal Hospital Services, Inc.
   10.125%, 11/01/11                              240                246,000
Vanguard Health Holdings
11.25%, 10/01/15 (c)                              465                310,388
                                                            ----------------
                                                                   2,954,816
                                                            ----------------
HOTEL/LODGING--2.4%
Corrections Corp. of America
   7.50%, 5/01/11                                  45                 45,563

                                            Principal
                                               Amount
                                                (000)           U.S. $ Value
----------------------------------------------------------------------------

Gaylord Entertainment Co.
   8.00%, 11/15/13                           $    175       $        181,125
Host Marriott LP
   Series G
   9.25%, 10/01/07                                160                171,200
   Series I
   9.50%, 1/15/07                                 125                131,875
La Quinta Properties, Inc.
   8.875%, 3/15/11                                185                199,800
Starwood Hotels Resorts
   7.875%, 5/01/12                                175                191,188
Sun International Hotels Ltd.
   8.875%, 8/15/11                                105                112,613
Vail Resorts, Inc.
   6.75%, 2/15/14                                 210                205,799
                                                            ----------------
                                                                   1,239,163
                                                            ----------------
INDUSTRIAL--7.1%
Amsted Industries, Inc.
   10.25%, 10/15/11 (a)                           255                277,950
Amtrol, Inc.
   10.625%, 12/31/06                              295                259,600
Case New Holland, Inc.
   9.25%, 8/01/11 (a)                             350                372,749
Dayton Superior Corp.
   10.75%, 9/15/08                                 90                 88,200
   13.00%, 6/15/09                                140                126,000
FastenTech, Inc.
   11.50%, 5/01/11 (a)                            120                129,000
Fimep, SA (France)
   10.50%, 2/15/13                                115                129,950
Flowserve Corp.
   12.25%, 8/15/10                                160                174,000
Goodman Global Holdings
   7.875%, 12/15/12 (a)                           270                247,050
Mueller Group, Inc.
   10.00%, 5/01/12                                190                205,200
NMHG Holdings Co.
   10.00%, 5/15/09                                105                113,138
Sensus Metering Systems, Inc.
   8.625%, 12/15/13                               360                368,100
Terex Corp.
   Series B
   10.375%, 4/01/11                               195                212,063
TriMas Corp.
   9.875%, 6/15/12                                295                300,900
Trinity Industries
   6.50%, 3/15/14                                 305                294,325
Williams Scotsman, Inc.
   9.875%, 6/01/07                                385                383,074
                                                            ----------------
                                                                   3,681,299
                                                            ----------------
MINING & METALS--2.9%
AK Steel Corp.
   7.875%, 2/15/09                                210                205,800
Citigroup (JSC Severstal)
  9.25%, 4/19/14 (d)                              274                281,097
Freeport-McMoRan Copper &
   Gold, Inc. Cl. B
   10.125%, 2/01/10                               120                133,200
International Steel Group
   6.50%, 4/15/14                                 234                238,680
Ispat Inland ULC
   9.75%, 4/01/14                                 201                235,170
Peabody Energy Corp.
   6.875%, 3/15/13                                220                226,600

                                            Principal
                                               Amount
                                                (000)           U.S. $ Value
----------------------------------------------------------------------------

Russel Metals, Inc. (Canada)
   6.375%, 3/01/14                           $    200       $        194,000
                                                            ----------------
                                                                   1,514,547
                                                            ----------------
NON-AIR
   TRANSPORTATION--0.2%
Horizon Lines LLC
   9.00%, 11/01/12 (a)                            105                111,825
                                                            ----------------
PAPER/PACKAGING--4.9%
Berry Plastics Corp.
   10.75%, 7/15/12                                185                208,588
Crown Euro Holdings, SA
   (France)
   9.50%, 3/01/11                                 215                235,963
Georgia-Pacific Corp.
   8.875%, 5/15/31                                130                156,650
   9.375%, 2/01/13                                285                318,488
Graphic Packaging
   International Corp.
   9.50%, 8/15/13                                 365                386,899
Greif Brothers Corp.
   8.875%, 8/01/12                                140                151,200
Owens-Brockway Glass
   Container
   8.875%, 2/15/09                                395                421,662
Pliant Corp.
   11.125%, 9/01/09                                60                 60,000
   13.00%, 6/01/10                                330                278,850
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08  (g)                            89                 15,186
Stone Container Corp.
   9.25%, 2/01/08                                  25                 26,625
   9.75%, 2/01/11                                 125                133,750
Vitro Envases (Mexico)
   10.75%, 7/23/11(a)                             155                158,100
                                                            ----------------
                                                                   2,551,961
                                                            ----------------
PUBLIC UTILITIES -
   ELECTRIC & GAS--9.8%
AES Corp.
   8.75%, 5/15/13 (a)                              55                 59,950
   9.00%, 5/15/15 (a)                             100                110,000
Allegheny Energy, Inc.
   7.75%, 8/01/05                                 245                246,838
Aquila, Inc.
   14.875%, 7/01/12 (a) (h)                       135                184,950
Calpine Corp.
   8.50%, 7/15/10 (a)                             445                349,324
DPL Capital Trust II
   8.125%, 9/01/31                                230                265,057
DPL, Inc.
   6.875%, 9/01/11                                125                132,809
Dynegy Holdings, Inc.
   10.125%, 7/15/13 (a)                           345                376,049
Dynegy-Roseton Danskamme
   Series B
   7.67%, 11/08/16                                240                220,800
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11                                305                321,788
Northwest Pipeline Corp.
   8.125%, 3/01/10                                105                112,350
NRG Energy, Inc.
   8.00%, 12/15/13 (a)                            207                218,903

                                            Principal
                                               Amount
                                                (000)           U.S. $ Value
----------------------------------------------------------------------------

Ormat Funding Corp.
   8.25%, 12/30/20                           $    229       $        230,528
Reliant Energy, Inc.
   6.75%, 12/15/14                                185                172,513
   9.50%, 7/15/13                                 240                261,000
SEMCO Energy, Inc.
   7.125%, 5/15/08                                 65                 66,162
   7.75%, 5/15/13                                 120                123,980
Southern Natural Gas Co.
   7.35%, 2/15/31                                 245                250,241
   8.875%, 3/15/10                                130                140,959
Star Gas Partners LP/Star Gas Finance Co.
   10.25%, 2/15/13                                175                161,875
TECO Energy, Inc.
   7.00%, 5/01/12                                 180                187,875
Williams Cos., Inc.
   7.625%, 7/15/19                                545                589,962
   7.875%, 9/01/21                                255                277,950
                                                            ----------------
                                                                   5,061,863
                                                            ----------------
DIVERSIFIED MEDIA--4.0%
American Media
   Operation
   8.875%, 1/15/11                                100                103,000
   10.25%, 5/01/09                                155                160,038
Dex Media, Inc.
   8.00%, 11/15/13                                250                258,750
Dex Media East LLC
   9.875%, 11/15/09                                50                 55,000
   12.125%, 11/15/12                               91                107,835
Dex Media West LLC
   Series B
   8.50%, 8/15/10                                  80                 85,400
   9.875%, 8/15/13                                239                266,485
Primedia, Inc.
   8.00%, 5/15/13                                 210                214,200
   8.875%, 5/15/11                                135                140,738
WDAC Subsidiary Corp.
   8.375%, 12/01/14 (a)                           225                209,250
WMG Holdings Corp.
   9.50%, 12/15/14 (a) (c)                        665                458,850
                                                            ----------------
                                                                   2,059,546
                                                            ----------------
RESTAURANTS--0.6%
Domino's, Inc.
   8.25%, 7/01/11                                 127                132,715
Sbarro, Inc.
   11.00%, 9/15/09                                179                172,735
                                                            ----------------
                                                                     305,450
                                                            ----------------
RETAIL--0.3%
Petro Stopping Center
   9.00%, 2/15/12                                 142                146,260
                                                            ----------------
SERVICE--3.4%
Allied Waste North
   America, Inc.
   6.375%, 4/15/11                                225                209,250
   8.50%, 12/01/08                                 40                 41,000
   8.875%, 4/01/08                                125                129,219
H & E Equipment Services, Inc.
   11.125%, 6/15/12                               295                331,874
National Waterworks, Inc.
   10.50%, 12/01/12                               115                127,938

Service Corp. International
   6.00%, 12/15/05                                  4                  4,000
   6.50%, 3/15/08                                 260                260,650
   7.70%, 4/15/09                                 160                164,800

                                            Shares or
                                            Principal
                                               Amount
                                                (000)           U.S. $ Value
----------------------------------------------------------------------------

Stewart Enterprises, Inc.
   6.25%, 2/15/13 (a)                        $    220       $        213,400
United Rentals North America, Inc.
   6.50%, 2/15/12                                 292                283,970
                                                            ----------------
                                                                   1,766,101
                                                            ----------------
SUPERMARKET/
   DRUG--2.6%
Couche-Tard US/Finance Corp.
   7.50%, 12/15/13                                169                177,450
Duane Reade, Inc.
   9.75%, 8/01/11                                 380                334,400
Rite Aid Corp.
   7.50%, 1/15/15 (a)                             140                134,400
   9.50%, 2/15/11                                 140                148,400
   11.25%, 7/01/08                                130                138,450
Roundy's, Inc.
   Series B
   8.875%, 6/15/12                                110                117,700
Stater Brothers Holdings, Inc.
   8.125%, 6/15/12                                315                303,975
                                                            ----------------
                                                                   1,354,775
                                                            ----------------
TECHNOLOGY--3.1%
Amkor Technologies, Inc.
   7.75%, 5/15/13                                 450                377,999
Celestica, Inc. (Canada)
   7.875%, 7/01/11                                345                349,313
Flextronics International, Ltd.
   (Singapore)
   6.50%, 5/15/13                                 250                248,125
Lucent Technologies, Inc.
   6.45%, 3/15/29                                  60                 51,750
   6.50%, 1/15/28                                  80                 68,600
Nortel Networks Corp.
   6.875%, 9/01/23                                145                134,125
SCG Holding Corp.
   Zero coupon, 8/04/11 (a)                        70                106,750
Telcordia Technologies, Inc.
   10.00%, 3/15/13 (a)                            140                138,950
Unisys Corp.
   6.875%, 3/15/10                                135                134,663
                                                            ----------------
                                                                   1,610,275
                                                            ----------------
Total Corporate Debt Obligations
   (cost $50,200,375)                                             50,473,403
                                                            ----------------
PREFERRED STOCKS--1.3%
BROADCASTING/
   MEDIA--0.3%
Paxson Communications Corp.
   14.25%, 11/15/06 (f)                            24               166,484
                                                            ----------------
FINANCIAL--1.0%
Sovereign REIT
   Series A                                       335                512,550
   12.00%, 5/16/20 (a)
                                                            ----------------
Total Preferred Stocks
   (cost $556,229)                                                   679,034
                                                            ----------------

                                            Principal
                                               Amount
                                                (000)           U.S. $ Value
----------------------------------------------------------------------------

WARRANT--0.0%
Pliant Corp.
   Warrants, expiring 6/01/10 (b)(g)               50       $              1
   (cost $1,820)
                                                            ----------------
TOTAL INVESTMENTS--98.8%
   (cost $50,758,424)                                             51,152,438

Other assets less liabilities--1.2%                                  637,905
                                                            ----------------
NET ASSETS--100%                                            $     51,790,343
                                                            ================

FORWARD EXCHANGE CURRENCY CONTRACTS

                                               U.S. $
                             Contract         Value on                  U.S. $             Unrealized
                              Amount         Origination               Current            Appreciation/
                              (000)             Date                    Value            (Depreciation)
-------------------------------------------------------------------------------------------------------
Buy Contract:
Euro, settling 4/26/05         223           $   300,753             $   290,196          $   (10,557)

Sale Contract:
Euro, settling 4/27/05         159               213,070                 206,712               6,358
-------------------------------------------------------------------------------------------------------

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $ 12,783,006 or 24.7% of net assets.
(b)  Security is in default and is non-income producing.
(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until the maturity.
(d) Positions, or portion thereof, with an aggregate market value of $380,322 have been segregated to collateralize forward exchange currency contracts.
(e)  Variable rate coupon, rate shown as of March 31, 2005.
(f)  PIK (Paid in Kind) preferred quarterly stock payments.
(g)  Illiquid security valued at fair value.
(h) The coupon on this security varies along with its rating. If its rating falls below Baa3/BB- by either Moody's or Standard & Poors, the coupon steps up 50 basis points. The security is currently rated B2/B-Non-income producing security.

     Please note: The industry classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS--97.1%
AUSTRALIA--2.0%
Foster's Group Ltd.                                  84,617    $        335,156
Rinker Group Ltd.                                    90,053             751,666
Telstra Corp., Ltd.                                  57,518             226,204
                                                               ----------------
                                                                      1,313,026
                                                               ----------------
BERMUDA--2.0%
Nabors Industries Ltd. (a)                           22,600           1,336,564
                                                               ----------------
BRAZIL--1.2%
Aracruz Celulose, SA (ADR)                            3,400             121,720
Petroleo Brasilerio, SA (ADR)                        16,800             646,296
                                                               ----------------
                                                                        768,016
                                                               ----------------
EGYPT--0.4%
Orascom Telecom Holding SAE (GDR) (a)                 7,775             275,611
                                                               ----------------
FINLAND--1.7%
Nokia Corp.                                          72,500           1,118,311
                                                               ----------------
FRANCE--9.7%
Accor, SA                                            11,295             552,998
France Telecom, SA                                   21,320             637,399
Groupe Danone                                        10,115           1,006,859
L'Air Liquide, SA                                     1,400             257,488
Renault SA                                            8,924             797,171
Sanofi-Aventis, SA  (a)                               8,300             701,050
Schneider Electric, SA                                9,300             728,074
Total, SA                                             7,109           1,664,241
                                                               ----------------
                                                                      6,345,280
                                                               ----------------
GERMANY--5.6%
Altana AG                                             4,133             261,950
Deutsche Telekom AG (a)                              32,215             643,117
Premiere AG (a)                                       9,800             405,883
SAP AG                                                8,110           1,300,647
Siemens AG (a)                                       13,546           1,069,565
                                                               ----------------
                                                                      3,681,162
                                                               ----------------
HONG KONG--2.9%
China Resources Power Holdings Co., Ltd. (a)         70,000              32,937
CNOOC Ltd. (ADR)                                     11,500             629,165
Datang International Power Generation Co., Ltd.     794,800             574,485
Esprit Holdings Ltd.                                 92,000             627,223
                                                               ----------------
                                                                      1,863,810
                                                               ----------------
INDIA--1.2%
Infosys Technologies Ltd. (ADR)                       7,600             560,348
Ranbaxy Laboratories, Ltd. (GDR)                      8,898             204,563
                                                               ----------------
                                                                        764,911
                                                               ----------------
IRELAND--0.6%
Allied Irish Banks Plc                               18,360             383,812
                                                               ----------------

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

ISRAEL--0.5%
Teva Pharmaceutical
    Industries Ltd. (ADR)                            11,400    $        353,400
                                                               ----------------
ITALY--0.9%
Fastweb (a)                                           6,921             338,832
Telecom Italia SpA                                   63,303             239,169
                                                               ----------------
                                                                        578,001
                                                               ----------------
JAPAN--15.9%
Aisin Seiki Co., Ltd.                                12,000             272,319
Asahi Breweries, Ltd.                                22,000             284,706
Canon, Inc.                                           8,700             464,857
Denso Corp.                                          30,700             762,039
Funai Electric Co., Ltd.                              2,800             344,176
Hitachi Chemical Co., Ltd.                           22,800             406,432
Honda Motor Co., Ltd.                                13,400             668,927
HOYA Corp.                                            4,100             450,107
INPEX Corp. (a)                                         113             604,887
KDDI Corp.                                               36             177,678
Keyence Corp.                                         2,600             600,635
Kissei Pharmaceutical Co., Ltd.                      11,000             228,525
Mitsubishi Corp.                                     61,800             799,268
Mitsubishi Tokyo Financial Group, Inc.                  113             973,413
Mitsui & Co., Ltd.                                   52,000             478,263
Nishimatsuya Chain Co., Ltd.                          8,160             231,846
Nitto Denko Corp.                                     8,700             454,689
Nomura Holdings, Inc.                                50,300             696,726
Shionogi & Co., Ltd.                                 23,000             316,296
Suzuki Motor Corp.                                   14,300             255,235
Takeda Pharmaceutical Co., Ltd.                       7,700             366,094
Tokyo Electron Ltd.                                   4,000             226,846
Uni-Charm Corp.                                       6,500             291,157
                                                               ----------------
                                                                     10,355,121
                                                               ----------------
MEXICO--0.3%
America Movil, SA de CV (ADR)                         3,700             190,920
                                                               ----------------
NETHERLANDS--0.3%
Philips Electronics NV                                6,334             174,429
                                                               ----------------
NORWAY--2.8%
Norsk Hydro ASA                                      11,803             974,398
Smedvig ASA                                          45,000             843,869
                                                               ----------------
                                                                      1,818,267
                                                               ----------------
RUSSIA--2.1%
Jsc Mmc Norilsk Nickel (ADR)                         10,950             638,933
LUKOIL (ADR)                                          4,400             595,760
Mobile TeleSystems (ADR)                              4,100             144,279
                                                               ----------------
                                                                      1,378,972
                                                               ----------------
SOUTH AFRICA--0.9%
JD Group Ltd.                                        30,781             302,781
Naspers Ltd.                                         23,539             268,461
                                                               ----------------
                                                                        571,242
                                                               ----------------
SOUTH KOREA--2.2%
GS Holdings Corp.                                    10,250             253,546
Kookmin Bank (a)                                     14,070             628,073
LG.Philips LCD Co., Ltd. (a)                          5,100             221,413

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

Samsung Electronics Co., Ltd.                           710    $        349,956
                                                               ----------------
                                                                      1,452,988
                                                               ----------------
SPAIN--4.5%
Altadis, SA                                           8,670             354,477
Banco Bilbao Vizcaya Argentaria, SA                  36,309             590,919
Gestevision Telecinco. SA  (a)                       31,072             722,889
Industria de Diseno Textil, SA (Inditex)             10,242             306,185
Telefonica, SA                                       53,829             934,674
                                                               ----------------
                                                                      2,909,144
                                                               ----------------
SWITZERLAND--12.4%
Compagnie Financiere Richemont AG (a)                28,914             908,988
Credit Suisse Group                                  39,027           1,669,505
Nobel Biocare Holding AG                              2,393             503,918
Novartis AG                                          24,203           1,129,891
Roche Holding AG-Genusshein                          12,329           1,322,010
Synthes Inc.                                          2,817             313,417
UBS AG                                               26,254           2,218,039
                                                               ----------------
                                                                      8,065,768
                                                               ----------------
TAIWAN--1.2%
Chinatrust Financial Holding Co., Ltd.              339,072             382,027
Taiwan Semiconductor
    Manufacturing Co., Ltd.
    Merrill Lynch International
    & Co. warrants, expiring 11/21/05 (a)           211,000             411,872
                                                               ----------------
                                                                        793,899
                                                               ----------------
UNITED KINGDOM--23.2%
02 Plc (a)                                          103,535             233,319
AstraZeneca Group Plc                                 6,612             260,812
BAE Systems Plc                                     204,963           1,005,296
BHP Billiton Plc                                    117,562           1,579,614
British Airways Plc (a)                              52,707             263,412
Carnival Plc                                          9,843             540,252
GlaxoSmithKline Plc                                   7,364             168,928
GUS Plc                                              32,060             551,631
Legal & General Group Plc                           358,067             766,224
Man Group Plc                                        27,445             712,287
Prudential Plc                                      103,628             991,309
Reckitt Benckiser Plc                                33,508           1,064,029
Royal Bank of Scotland Group Plc                     55,157           1,754,811
SABMiller Plc                                        35,555             556,581
Smith & Nephew Plc                                   37,937             355,929
Standard Chartered Plc                               47,616             856,408
Tesco Plc.                                          174,599           1,044,276
Vodafone Group Plc                                  632,530           1,679,859
WPP Group Plc                                        73,900             840,229
                                                               ----------------
                                                                     15,225,206
                                                               ----------------
UNITED STATES--2.6%
Schlumberger Ltd.                                    23,800           1,677,424
                                                               ----------------
Total Common Stocks & Other Investments
   (cost $52,844,810)                                                63,395,284
                                                               ----------------

                                                  Principal
                                                     Amount
Company                                               (000)        U.S. $ Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT--1.7%
TIME DEPOSIT--1.7%
The Bank of New York
       1.875%, 4/01/05
       (cost $1,081,000)                              1,081           1,081,000
                                                               ----------------

TOTAL INVESTMENTS--98.8%
   (cost $53,925,810)                                          $     64,476,284
Other assets less liabilities--1.2%                                     790,994
                                                               ----------------
NET ASSETS--100%                                               $     65,267,278
                                                               ================


SECTOR DIVERSIFICATION
March 31, 2005

------------------------------------------------------------------------------------
SECTOR                                        U.S. $ VALUE     PERCENT OF NET ASSETS
------------------------------------------------------------------------------------
Aerospace & Defense                            $   1,005,296                    1.6%
Basic Industries                                   3,004,187                    4.6
Capital Goods                                      1,701,368                    2.6
Consumer Manufacturing                             3,507,357                    5.4
Consumer Services                                  9,149,059                   14.0
Consumer Staples                                   4,195,745                    6.4
Energy                                             9,226,149                   14.1
Finance                                           12,623,554                   19.4
Healthcare                                         6,486,785                    9.9
Multi Industry Companies                           2,752,979                    4.2
Tecnology                                          6,277,142                    9.6
Utilities                                          3,465,663                    5.3
                                               -------------                 -------
Total Investments*                                63,395,284                   97.1
Cash and receivables, net of liabilities           1,871,994                    2.9
                                               -------------                 -------
Net Assets                                     $  65,267,278                  100.0%
------------------------------------------------------------------------------------

* Excludes short-term investments.

(a)   Non-income producing security.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                                           Shares          U.S. $ Value
----------------------------------------------------------------------------------------------
COMMON STOCKS--97.5%
BELGIUM--2.2%
Delhaize Group                                                   129,889        $    8,911,409
                                                                                --------------
BRAZIL--2.1%
Petroleo Brasilerio, SA (ADR)                                    190,400             7,324,688
Votorantim Celulose
    e Papel, SA                                                   88,250             1,147,250
                                                                                --------------
                                                                                     8,471,938
                                                                                --------------
CANADA--6.8%
Alcan, Inc.                                                      215,300             8,186,989
Bank of Nova Scotia                                              274,568             8,976,742
Magna International, Inc. Cl.A                                    23,550             1,576,879
Manulife Financial Corp.                                         179,600             8,573,944
Novelis, Inc.                                                      8,900               194,966
                                                                                --------------
                                                                                    27,509,520
                                                                                --------------
FRANCE--14.5%
Arcelor                                                          494,360            11,288,252
Assurance Generales de France                                    136,300            10,704,254
BNP Paribas, SA                                                   36,200             2,567,363
Compagnie de Saint Gobain                                         43,200             2,633,555
Credit Agricole, SA                                              205,130             5,579,981
Renault, SA                                                       85,500             7,637,615
Sanofi-Aventis                                                   133,427            11,269,760
Societe Generale                                                  67,720             7,042,191
                                                                                --------------
                                                                                    58,722,971
                                                                                --------------
GERMANY--7.9%
Continental AG                                                   130,900            10,128,172
Depfa Bank Plc                                                   257,710             4,068,874
HeidelbergCement AG (a)                                            5,011               310,236
Heidelberger Cement AG                                            65,150             4,099,375
MAN AG                                                           117,100             5,222,524
Muenchener Rueckversicherungs-Gesellschaft  AG (Munich Re)        69,300             8,321,893
                                                                                --------------
                                                                                    32,151,074
                                                                                --------------
HUNGARY--0.7%
MOL Magyar Olaj-es
    Gazipari Rt. (GDR)                                            34,630             2,793,931
                                                                                --------------
ISRAEL--0.8%
Bank Hapoalim Ltd.                                               990,700             3,332,784
                                                                                --------------
ITALY--2.2%
Eni S.p.A.                                                       346,400             9,002,445
                                                                                --------------
JAPAN--16.4%
Aiful Corp.                                                       67,600             5,396,043
Aiful Corp (a) (b)                                                33,800             2,647,766
Canon, Inc.                                                      185,300             9,900,915
Honda Motor Co., Ltd.                                            214,600            10,712,823
JFE Holdings, Inc.                                               323,400             8,999,013
Nippon Meat Packer, Inc.                                         119,000             1,505,983
Nissan Motor Co., Ltd.                                           601,700             6,148,393

Company                                                           Shares          U.S. $ Value
----------------------------------------------------------------------------------------------
Promise Co., Ltd.                                                117,100        $    7,981,842
Sumitomo Mitsui Financial Group, Inc.                              1,407             9,496,184
UFJ Holdings, Inc. (a)                                               663             3,471,675
                                                                                --------------
                                                                                    66,260,637
                                                                                --------------
KOREA--6.5%
Hyundai Motor Co., Ltd.                                           65,200             3,521,735
Kookmin Bank (a)                                                 100,000             4,463,917
POSCO                                                             47,300             9,365,923
Samsung Electronics Co., Ltd.                                      9,480             4,672,650
Shinhan Financial Group Co., Ltd.                                155,600             4,160,646
                                                                                --------------
                                                                                    26,184,871
                                                                                --------------
NETHERLANDS--3.6%
ING Groep N.V.
                                                                 482,371            14,573,251
                                                                                --------------
PEOPLES REPUBLIC OF CHINA--0.8%
China Petroleum Chemical Corp. (Sinopec)                       8,312,000             3,371,453
                                                                                --------------
SINGAPORE--3.3%
Flextronics International Ltd. (a)                               326,200             3,927,448
Singapore Telecommunications Ltd.                              5,894,643             9,206,456
                                                                                --------------
                                                                                    13,133,904
                                                                                --------------
SPAIN--5.1%
ACS, Actividades de Construccion y Servicios, SA                 114,717             2,839,627
Endesa, SA                                                       405,400             9,126,345
Repsol YPF, SA                                                   324,500             8,596,278
                                                                                --------------
                                                                                    20,562,250
                                                                                --------------
SWEDEN--1.1%
Svenska Cellulosa AB Cl.B                                        114,800             4,334,295
                                                                                --------------
SWITZERLAND--2.0%
Credit Suisse Group (a)                                          189,200             8,093,635
                                                                                --------------
TAIWAN--3.0%
Compal Electronics, Inc. (GDR)                                 1,195,042             5,452,499
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)               790,312             6,701,846
                                                                                --------------
                                                                                    12,154,345
                                                                                --------------
THAILAND--0.5%
PTT Public Co., Ltd.                                             416,000             2,052,352
                                                                                --------------
UNITED KINGDOM--18.0%
Aviva Plc                                                        636,497             7,635,077
BP Plc                                                           916,900             9,522,079
George Wimpey Plc                                                336,800             2,800,036
GlaxoSmithKline Plc                                              213,600             4,899,930
HBOS Plc                                                         554,040             8,637,473
InterContinental Hotels Group Plc                                113,271             1,323,420
Persimmon Plc                                                     79,131             1,130,425
Royal Bank of Scotland Group Plc                                 349,300            11,112,929
Tate & Lyle Plc                                                  519,400             5,212,199
Taylor Woodrow Plc                                               574,800             3,324,823
Vodafone Group Plc                                             3,136,000             8,328,525
Whitbread Plc                                                    188,900             3,324,811
Xstrata Plc                                                      299,060             5,707,994
                                                                                --------------
                                                                                $   72,959,721
                                                                                --------------
Total Common Stocks
   (cost $317,597,918)                                                             394,576,786
                                                                                --------------

                                                               Principal
                                                                  Amount
                                                                   (000)          U.S. $ Value
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--2.6%
TIME DEPOSIT--2.6%
The Bank of New York
 1.875%, 4/01/05
   (cost $10,653,000)                                             10,653            10,653,000
                                                                                --------------
Total Investments--100.1%
   (cost $328,250,918)                                                             405,229,786
Other assets less liabilities--(0.1%)                                                 (358,476)
                                                                                --------------
NET ASSETS--100%                                                                $  404,871,310
                                                                                ==============

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                     Value at
                      Number of      Expiration      Original        March 31,       Unrealized
     Type             Contracts        Month           Value           2005         Depreciation
------------------------------------------------------------------------------------------------
FTSE 100 IDX FUT         59           Jun 2005     $ 5,552,883      $ 5,477,210      $ (75,673)
                                                             -                -              -
                                                                                     ---------
                                                                                     $ (75,673)
                                                                                     =========

INTERNATIONAL VALUE PORTFOLIO
SECTOR DIVERSIFICATION
March 31, 2005

----------------------------------------------------------------------------------
SECTOR                                        U.S. $ VALUE   PERCENT OF NET ASSETS
----------------------------------------------------------------------------------
Finance                                     $  146,838,464                   36.3%
Industrial Commodities                          49,224,682                   12.2
Capital Equipment                               44,948,141                   11.1
Energy                                          42,663,226                   10.5
Technology / Electronics                        30,655,358                    7.6
Telecommunications                              17,534,981                    4.3
Construction & Housing                          17,138,077                    4.2
Medical                                         16,169,690                    4.0
Consumer Staples                                15,629,591                    3.9
Utilities                                        9,126,345                    2.3
Consumer Cyclical                                4,648,231                    1.1
                                            --------------                 ------
Total Investments*                             394,576,786                   97.5
Cash and receivables, net of liabilities        10,294,524                    2.5
                                            --------------                 ------
Net Assets                                  $  404,871,310                  100.0%
----------------------------------------------------------------------------------

*Excludes short-term obligations.

(a)   Non-income producing security.
(b)   When-Issued security.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series Fund
Money Market Portfolio
Portfolio Of Investments
March 31, 2005
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                 (000)      U.S. $ Value
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS- 1.9%
Chase Bank USA FRN
   2.72%, 5/11/05                                    $  1,300     $   1,300,000
                                                                  -------------
Total Corporate Obligations
   (amortized cost $1,300,000)                                        1,300,000
                                                                  -------------

COMMERCIAL PAPER - 86.5%
Abbey National Plc
   2.85%, 5/20/05                                       2,000         1,992,242
American General Finance Corp.
   2.69%, 4/11/05                                       1,000           999,253
ASB Bank Ltd.
   2.52%, 4/07/05                                       1,000           999,580
Banco Santander Centro Hispanico
   2.67%, 4/14/05                                       2,700         2,697,397
Banque Caisse D'Epargne L'Etat
   2.70%, 6/02/05                                       2,500         2,488,375
Barclays Bank Plc
   2.74%, 4/29/05                                       2,000         1,995,738
Bear Stearns
   2.88%, 5/23/05                                       1,000           995,840
BNP Paribas
   2.80%, 5/09/05                                       2,000         1,994,089
Citigroup, Inc.
   2.80%, 5/09/05                                       1,400         1,395,862
Commonwealth Bank of Australia
   2.66%, 4/07/05                                       1,000           999,557
Credit Suisse Group
   2.75%, 4/18/05                                       1,000           998,701
Danske Bank AS
   2.53%, 4/05/05                                       2,500         2,499,297
Fairway Finance Corp.
   2.48%, 5/03/05                                       2,300         2,294,930
Galaxy Funding
   2.73%, 4/26/05                                       2,000         1,996,208
General Electric Capital Corp.
   2.66%, 4/28/05                                       1,100         1,097,805
   2.96%, 6/16/05                                       1,500         1,490,627
Giro Balanced
   2.74%, 4/12/05                                       1,000           999,163
Goldman Sachs
   2.77%, 4/29/05                                       1,400         1,396,984
HBOS Capital Funding
   2.93%, 5/25/05                                       2,000         1,991,210
HSBC
   2.62%, 4/26/05                                       2,000         1,996,361
ING Bank
   2.68%, 5/16/05                                       1,500         1,494,975

AllianceBernstein Variable Products Series Fund
Money Market Portfolio
Portfolio Of Investments
March 31,2005
-------------------------------------------------------------------------------
                                                    Principal
                                                       Amount
Company                                                 (000)      U.S. $ Value
-------------------------------------------------------------------------------
Jupiter Funding
  2.75%, 4/15/05                                         $700     $     699,251
Minnesota Mining & Manufacturing
   2.73%, 4/22/05                                       1,200         1,198,089
Norddeutschelb
   2.89%, 5/23/05                                       2,000         1,991,651
Private Export Funding Corp.
   2.45%, 5/09/05                                       2,500         2,493,535
Prudential Funding, LLC.
   2.77%, 4/20/05                                       2,000         1,997,076
Prudential Plc
   2.78%, 5/11/05                                       1,000           996,911
Rabobank Nederland
   2.81%, 4/01/05                                       3,300         3,300,000
Royal Bank of Canada
   2.81%, 6/03/05                                       2,000         1,990,165
Societe Generale
   2.75%, 4/27/05                                       2,000         1,996,028
State Street Bank Trust Co.
   2.77%, 4/28/05                                       2,000         1,995,845
Swedbank
   2.92%, 5/25/05                                       1,100         1,095,182
Toyota Motor Credit
   2.68%, 5/12/05                                       2,500         2,492,369
UBS Finance
   2.79%, 4/01/05                                       1,200         1,200,000
Westpac Banking Corp.
   2.62%, 4/25/05                                       2,000         1,996,507

Total Commercial Paper
   (amortized cost $60,256,803)                                      60,256,803
                                                                  -------------
CERTIFICATES OF DEPOSIT - 12.1%
ABN Amro
   2.625%, 4/04/05                                      2,000         2,000,000
Calyon NY
   2.595%, 4/19/05                                      2,000         2,000,000
Dexia Bank CLF
   2.72%, 4/28/05                                       2,000         1,999,999
Landesbank
   1.98%, 5/17/05                                         450           449,532
Suntrust Bank
   2.68%, 5/03/05                                       2,000         2,000,000

Total Certificates of Deposit
   (amortized cost
   $8,449,531)                                                        8,449,531
                                                                  -------------
TOTAL
   INVESTMENTS-100.5%
   (cost $70,006,334)                                             $  70,006,334
Other assets less
   liabilities-(-0.5%)                                                 (316,703)
                                                                  -------------
NET ASSETS-100%                                                   $  69,689,631
                                                                  =============

      Glossary:

      FRN - Floating Rate Note

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS--99.5%
TECHNOLOGY--34.0%
COMMUNICATION EQUIPMENT--9.3%
Corning, Inc. (a)                                   2,470,800   $    27,500,004
Juniper Networks, Inc. (a)                          1,426,000        31,457,560
QUALCOMM, Inc.                                      1,048,700        38,434,855
Research In Motion Ltd. (a)                            99,500         7,603,790
                                                                ---------------
                                                                    104,996,209
                                                                ---------------
COMPUTER HARDWARE/STORAGE--8.0%
Apple Computer, Inc. (a)                              728,400        30,352,428
Dell, Inc. (a)                                      1,208,600        46,434,412
EMC Corp. (a)                                       1,115,800        13,746,656
                                                                ---------------
                                                                     90,533,496
                                                                ---------------
COMPUTER PERIPHERALS--1.2%
Network Appliance, Inc. (a)                           475,400        13,149,564
                                                                ---------------
INTERNET MEDIA--7.6%
Google, Inc. Cl. A (a)                                143,300        25,867,083
Yahoo!, Inc. (a)                                    1,766,400        59,880,959
                                                                ---------------
                                                                     85,748,042
                                                                ---------------
SEMI-CONDUCTOR COMPONENTS--6.0%
Advanced Micro Devices, Inc. (a)                      657,400        10,597,288
Altera Corp. (a)                                      581,400        11,500,092
Broadcom Corp. Cl. A (a)                              717,800        21,476,576
Marvell Technology Group Ltd. (Bermuda) (a)           611,600        23,448,744
                                                                ---------------
                                                                     67,022,700
                                                                ---------------
SOFTWARE--1.9%
Microsoft Corp.                                       414,400        10,016,048
Symantec Corp. (a)                                    508,800        10,852,704
                                                                ---------------
                                                                     20,868,752
                                                                ---------------
                                                                    382,318,763
                                                                ---------------
CONSUMER SERVICES--18.8%
BROADCASTING & CABLE--1.7%
The E.W. Scripps Co. Cl. A                            394,900        19,251,375
                                                                ---------------
ENTERTAINMENT & LEISURE--1.8%
Carnival Corp. (Panama)                               385,400        19,967,574
                                                                ---------------
RESTAURANT & LODGING--1.5%
Starbucks Corp. (a)                                   333,900        17,249,274
                                                                ---------------
RETAIL - GENERAL MERCHANDISE--10.8%
eBay, Inc. (a)                                      1,303,200        48,557,232
Lowe's Cos., Inc.                                     662,350        37,813,562
Target Corp.                                          708,200        35,424,164
                                                                ---------------
                                                                    121,794,958
                                                                ---------------
MISCELLANEOUS--3.0%
Electronic Arts, Inc. (a)                             647,800        33,543,084
                                                                ---------------
                                                                    211,806,265
                                                                ---------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

HEALTHCARE--19.2%
BIOTECHNOLOGY--3.2%
Amgen, Inc. (a)                                       411,200   $    23,935,952
Genentech, Inc.                                       204,700        11,588,067
                                                                ---------------
                                                                     35,524,019
                                                                ---------------
DRUGS--2.7%
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)    992,600        30,770,600
                                                                ---------------
MEDICAL PRODUCTS--7.1%
Alcon, Inc. (Switzerland)                             252,100        22,510,009
St. Jude Medical, Inc. (a)                            926,900        33,368,400
Zimmer Holdings, Inc. (a)                             305,100        23,739,831
                                                                ---------------
                                                                     79,618,240
                                                                ---------------
MEDICAL SERVICES--6.2%
UnitedHealth Group, Inc.                              473,500        45,162,430
WellPoint, Inc. (a)                                   198,700        24,907,045
                                                                ---------------
                                                                     70,069,475
                                                                ---------------
                                                                    215,982,334
                                                                ---------------
FINANCE--11.9%
BROKERAGE & MONEY MANAGEMENT--2.3%
Franklin Resources, Inc.                              146,300        10,043,495
Merrill Lynch & Co., Inc.                             174,600         9,882,360
The Goldman Sachs Group, Inc.                          50,800         5,587,492
                                                                ---------------
                                                                     25,513,347
                                                                ---------------
INSURANCE--4.9%
AFLAC, Inc.                                           173,500         6,464,610
American International Group, Inc.                    656,092        36,354,058
The Progressive Corp.                                 127,500        11,699,400
                                                                ---------------
                                                                     54,518,068
                                                                ---------------
MISCELLANEOUS--4.7%
Citigroup, Inc.                                       441,000        19,818,540
MBNA Corp.                                          1,357,800        33,333,990
                                                                ---------------
                                                                     53,152,530
                                                                ---------------
                                                                    133,183,945
                                                                ---------------
CONSUMER STAPLES--4.7%
COSMETICS--2.5%
Avon Products, Inc.                                   645,700        27,726,358
                                                                ---------------
HOUSEHOLD PRODUCTS--1.1%
Colgate-Palmolive Co.                                  69,900         3,646,683
The Procter & Gamble Co.                              171,100         9,068,300
                                                                ---------------
                                                                     12,714,983
                                                                ---------------
RETAIL - FOOD & DRUG--1.1%
Whole Foods Market, Inc.                              116,800        11,928,784
                                                                ---------------
                                                                     52,370,125
                                                                ---------------
ENERGY--4.6%
OIL SERVICE--4.6%
Halliburton Co.                                       434,800        18,805,100
Nabors Industries Ltd. (Bermuda)(a)                   557,100        32,946,894
                                                                ---------------
                                                                     51,751,994
                                                                ---------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)      U.S. $ Value
-------------------------------------------------------------------------------

CONSUMER MANUFACTURING--3.4%
BUILDING & RELATED--3.4%
Pulte Homes, Inc.                                     522,800        38,493,764
                                                                ---------------
CAPITAL GOODS--2.9%
MISCELLANEOUS--2.9%
General Electric Co.                                  889,200        32,064,552
                                                                ---------------
Total Common Stocks
   (cost $921,908,634)                                            1,117,971,742
                                                                ---------------
SHORT-TERM INVESTMENT--0.7%
TIME DEPOSITS--0.7%
The Bank of New York
 1.875%. 4/01/05
   (cost $7,501,000)                                $   7,501   $     7,501,000
                                                                ---------------
TOTAL INVESTMENTS--100.2%
   (cost $929,409,634)                                            1,125,472,742
Other assets less liabilities--(0.2%)                                (1,817,714)
                                                                ---------------
NET ASSETS--100%                                                $ 1,123,655,028
                                                                ===============

(a)   Non-income producing security.

      Glossary of Terms:

      ADR - American Depositary Receipt

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
REAL ESTATE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--98.8%
REAL ESTATE INVESTMENT TRUSTS--98.8%
OFFICE--17.9%
Alexandria Real Estate Equities, Inc.                 88,200     $     5,678,316
Arden Realty, Inc.                                    51,000           1,726,350
Boston Properties, Inc.                               77,500           4,667,825
Corporate Office Properties Trust                    164,000           4,342,720
Equity Office Properties Trust                        51,500           1,551,695
Glenborough Realty Trust, Inc.                        36,400             695,968
Mack-Cali Realty Corp.                                65,000           2,752,750
Maguire Properties, Inc.                              15,000             358,200
Prentiss Properties Trust                             63,700           2,175,992
SL Green Realty Corp.                                 12,700             713,994
                                                                 ---------------
                                                                      24,663,810
                                                                 ---------------
APARTMENTS--15.1%
Archstone-Smith Trust                                138,600           4,727,646
Camden Property Trust                                 90,000           4,232,700
Equity Residential                                   178,900           5,762,369
Essex Property Trust, Inc.                            32,700           2,259,570
United Dominion Realty Trust, Inc.                   182,200           3,802,514
                                                                 ---------------
                                                                      20,784,799
                                                                ----------------
REGIONAL MALLS--13.6%
General Growth Properties, Inc.                      153,000           5,217,300
Simon Property Group, Inc.                           149,900           9,080,942
The Macerich Co.                                      24,800           1,321,344
The Mills Corp.                                       59,100           3,126,390
                                                                 ---------------
                                                                      18,745,976
                                                                 ---------------
LODGING --12.4%
Hilton Hotels Corp.                                   71,000           1,586,850
Host Marriott Corp.                                  433,200           7,173,792
LaSalle Hotel Properties                              71,100           2,065,455
Starwood Hotels & Resorts Worldwide, Inc.             79,900           4,796,397
Sunstone Hotel Investors, Inc.                        66,000           1,415,700
                                                                 ---------------
                                                                      17,038,194
                                                                 ---------------
SHOPPING CENTERS--11.7%
Developers Diversified Realty Corp.                  185,100           7,357,725
Kimco Realty Corp.                                    32,900           1,773,310
Pan Pacific Retail Properties, Inc.                   34,400           1,952,200
Regency Centers Corp.                                 52,400           2,495,812
Saul Centers, Inc.                                    21,000             672,000
Tanger Factory Outlet Centers, Inc.                   86,000           1,892,000
                                                                 ---------------
                                                                      16,143,047
                                                                 ---------------

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

INDUSTRIAL--11.0%
EastGroup Properties, Inc.                            94,600     $     3,566,420
First Industrial Realty Trust, Inc.                   51,000           1,929,330
First Potomac Realty Trust                            31,500             719,775
ProLogis                                             240,300           8,915,130
                                                                 ---------------
                                                                      15,130,655
                                                                 ---------------
DIVERSIFIED--6.0%
iStar Financial, Inc.                                 91,300           3,759,734
Vornado Realty Trust                                  64,200           4,447,134
                                                                 ---------------
                                                                       8,206,868
                                                                 ---------------
OFFICE - INDUSTRIAL MIX--4.8%
Duke Realty Corp.                                    173,400           5,175,990
Reckson Associates Realty Corp.                       45,400           1,393,780
                                                                 ---------------
                                                                       6,569,770
                                                                 ---------------
OTHER--3.0%
Brookfield Properties Corp.                          106,000           4,081,000
                                                                 ---------------
STORAGE--2.4%
Public Storage, Inc.                                  57,000           3,245,580
                                                                 ---------------
HEALTHCARE--0.9%
Windrose Medical Properties Trust                     88,900           1,218,819
                                                                 ---------------
Total Common Stocks
   (cost $100,151,084)                                               135,828,518
                                                                ----------------
SHORT-TERM INVESTMENT--1.1%
TIME DEPOSIT--1.1%
The Bank of New York
   1.875%, 4/01/05
   (cost $1,581,000)                             $     1,581           1,581,000
                                                                ----------------
TOTAL INVESTMENTS--99.9%
   (cost $101,732,084)                                               137,409,518

Other assets less liabilities--0.1%                                      186,958
                                                                ----------------
NET ASSETS--100%                                                $    137,596,476
                                                                ================

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.1%
CONSUMER SERVICES--28.3%
ADVERTISING--1.5%
Digitas, Inc. (a)                                    111,400       $   1,125,140
                                                                   -------------
APPAREL--1.2%
Carter's, Inc. (a)                                    21,600             858,600
                                                                   -------------
BROADCASTING & CABLE--2.3%
Cumulus Media, Inc. Cl.A (a)                          56,982             811,994
Entravision Communications Corp. Cl. A (a)           102,300             907,401
                                                                   -------------
                                                                       1,719,395
                                                                   -------------
ENTERTAINMENT/LEISURE--2.1%
Activision, Inc. (a)                                  54,233             802,653
Sunterra Corp. (a)                                    50,400             760,032
                                                                   -------------
                                                                       1,562,685
                                                                   -------------
RETAIL - GENERAL MERCHANDISE--4.2%
Dick's Sporting Goods, Inc. (a)                       28,810           1,058,191
MarineMax, Inc. (a)                                   18,800             586,184
Too, Inc. (a)                                         35,500             875,785
Tuesday Morning Corp. (a)                             19,400             560,078
                                                                   -------------
                                                                       3,080,238
                                                                   -------------
MISCELLANEOUS--17.0%
Bright Horizons Family Solutions, Inc. (a)            26,800             904,232
Charles River Associates, Inc. (a)                    11,200             552,720
Dycom Industries, Inc. (a)                            43,500           1,000,065
Hughes Supply, Inc.                                   34,500           1,026,375
Huron Consulting Group, Inc. (a)                      32,747             678,190
Insight Enterprises, Inc. (a)                         64,200           1,127,352
Laureate Education, Inc. (a)                          26,120           1,117,675
Life Time Fitness, Inc. (a)                           31,700             855,266
MSC Industrial Direct Co., Inc. Cl.A                  24,000             733,440
Niku Corp. (a)                                        36,900             666,045
Resources Connection, Inc. (a)                        61,000           1,276,730
Scansource, Inc. (a)                                  21,440           1,111,235
Strayer Education, Inc.                                9,900           1,121,868
ZipRealty, Inc. (a)                                   31,600             445,244
                                                                   -------------
                                                                      12,616,437
                                                                   -------------
                                                                      20,962,495
                                                                   -------------
TECHNOLOGY--22.3%
COMMUNICATION SERVICES--1.0%
InPhonic, Inc. (a)                                    22,700             515,631
Syniverse Holdings, Inc. (a)                          19,000             262,200
                                                                   -------------
                                                                         777,831
                                                                   -------------
COMPUTER SERVICES--6.1%
Alliance Data Systems Corp. (a)                       22,100             892,840
Euronet Worldwide, Inc. (a)                           44,700           1,276,185
Kanbay International, Inc. (a)                        35,800             732,468
Ness Technologies, Inc. (a)                           64,000             766,720
Sapient Corp.                                        112,800             828,516
                                                                   -------------
                                                                       4,496,729
                                                                   -------------

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

CONTRACT MANUFACTURING--0.7%
Semtech Corp.                                         28,300       $     505,721
                                                                   -------------
INTERNET INFRASTRUCTURE--1.1%
RightNow Technologies, Inc. (a)                       36,300             445,038
SupportSoft, Inc. (a)                                 69,000             364,320
                                                                   -------------
                                                                         809,358
                                                                   -------------
SEMI-CONDUCTOR CAPITAL EQUIPMENT--0.9%
FormFactor, Inc. (a)                                  30,800             697,312
                                                                   -------------
SEMI-CONDUCTOR COMPONENTS--1.3%
Microsemi Corp. (a)                                   51,800             843,822
Silicon Image, Inc.                                   13,600             136,816
                                                                   -------------
                                                                         980,638
                                                                   -------------
SOFTWARE--4.1%
Audible, Inc.                                         44,800             605,696
Macromedia, Inc. (a)                                  39,500           1,323,250
Quest Software, Inc. (a)                              81,500           1,127,960
                                                                   -------------
                                                                       3,056,906
                                                                   -------------
MISCELLANEOUS--7.1%
Amphenol Corp. Cl.A (a)                               20,350             753,764
Exar Corp. (a)                                        36,600             490,440
Kronos, Inc.(a)                                       10,300             526,433
Micros Sytems, Inc. (a)                               19,700             723,187
Tektronix, Inc.                                       28,197             691,672
TNS, Inc. (a)                                         31,300             561,835
TTM Technologies, Inc. (a)                           108,500           1,134,910
Wind River Systems, Inc. (a)                          25,200             380,016
                                                                   -------------
                                                                       5,262,257
                                                                   -------------
                                                                      16,586,752
                                                                   -------------
HEALTHCARE--16.3%
BIOTECHNOLOGY--6.5%
Martek Biosciences Corp. (a)                          18,600           1,082,334
MGI Pharma, Inc. (a)                                  30,000             758,100
Neopharm, Inc. (a)                                    58,400             453,768
Orchid Biosciences, Inc. (a)                          29,200             343,392
Protein Design Labs, Inc. (a)                         39,300             628,407
Seattle Genetics, Inc. (a)                            24,400             125,416
Serologicals Corp. (a)                                42,420           1,036,745
Telik, Inc. (a)                                       25,800             389,064
                                                                   -------------
                                                                       4,817,226
                                                                   -------------
MEDICAL PRODUCTS--5.3%
Abaxis, Inc. (a)                                      34,200             302,670
Angiotech Pharmaceuticals, Inc. (a)                   34,200             524,970
Animas Corp. (a)                                      38,500             778,085
ArthroCare Corp. (a)                                  23,800             678,300
Inamed Corp. (a)                                      12,348             862,878
OraSure Technologies, Inc. (a)                        64,300             473,248
Vnus Medical Technologies (a)                         28,100             325,398
                                                                   -------------
                                                                       3,945,549
                                                                   -------------
MEDICAL SERVICES--4.5%
Amedisys, Inc. (a)                                    25,000             756,250
Labone, Inc. (a)                                      30,260           1,043,365

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

SFBC International, Inc. (a)                          20,800       $     732,992
Stericycle, Inc. (a)                                  17,700             782,340
                                                                   -------------
                                                                       3,314,947
                                                                   -------------
                                                                      12,077,722
                                                                   -------------
ENERGY--8.9%
OIL SERVICE--7.9%
Bill Barrett Corp. (a)                                14,400             416,304
Cimarex Energy Co. (a)                                13,300             518,700
Core Laboratories NV (a)                              29,800             764,960
FMC Technologies, Inc. (a)                            24,100             799,638
Helmerich & Payne, Inc.                               19,600             777,924
Range Resources Corp.                                 34,400             803,584
Spinnaker Exploration Co. (a)                         11,000             390,830
W-H Energy Services, Inc. (a)                         30,600             732,258
Whiting Petroleum Corp. (a)                           15,700             640,246
                                                                   -------------
                                                                       5,844,444
                                                                   -------------
PIPELINES--1.0%
Hydril Co. (a)                                        12,900             753,489
                                                                   -------------
                                                                       6,597,933
                                                                   -------------
CAPITAL GOODS--8.6%
ELECTRICAL EQUIPMENT--2.8%
Engineered Support Systems, Inc.                      11,725             627,522
Essex Corp. (a)                                       37,000             604,210
United Defense Industries, Inc. (a)                   11,200             822,304
                                                                   -------------
                                                                       2,054,036
                                                                   -------------
MACHINERY--3.1%
Actuant Corp. Cl.A (a)                                16,300             732,196
Commercial Vehicle Group, Inc. (a)                    34,200             684,000
Oskosh Truck Corp.                                    10,500             860,895
                                                                   -------------
                                                                       2,277,091
                                                                   -------------
MISCELLANEOUS--2.7%
Graftech International Ltd. (a)                       64,300             365,867
IDEX Corp.                                            23,800             960,330
Simpson Manufacturing Co., Inc.                       22,200             685,980
                                                                   -------------
                                                                       2,012,177
                                                                   -------------
                                                                       6,343,304
                                                                   -------------
FINANCE--6.4%
BANKING - MONEY CENTER--0.5%
Community Bancorp (a)                                 14,900             375,331
                                                                   -------------
BANKING - REGIONAL--1.0%
Oriental Financial Group                              16,140             377,999
R&G Financial Corp. Cl.B                              11,900             370,923
                                                                   -------------
                                                                         748,922
                                                                   -------------
BROKERAGE & MONEY MANAGEMENT--2.1%
Affiliated Managers Group, Inc. (a)                    9,800             607,894
Greenhill & Co., Inc.                                 13,300             476,140
OptionsXpress Holdings, Inc. (a)                      26,500             429,035
                                                                   -------------
                                                                       1,513,069
                                                                   -------------

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

INSURANCE--1.0%
Primus Guaranty, Ltd (Bermuda)(a)                     45,330       $     590,650
Triad Guaranty, Inc. (a)                               2,800             147,308
                                                                   -------------
                                                                         737,958
                                                                   -------------
MISCELLANEOUS--1.8%
Advance America Cash Advance Centers, Inc. (a)        28,340             438,703
Archipelago Holdings, Inc. (a)                        11,600             205,320
Investors Financial Services Corp.                    14,700             718,977
                                                                   -------------
                                                                       1,363,000
                                                                   -------------
                                                                       4,738,280
                                                                   -------------
TRANSPORTATION--3.8%
AIR FREIGHT--1.6%
UTI Worldwide, Inc.
    (U.S. Virgin Islands)                             16,600           1,152,870
                                                                   -------------
SHIPPING--1.0%
Kirby Corp. (a)                                       18,400             773,352
                                                                   -------------
TRUCKING--1.2%
Universal Truckload Services, Inc. (a)                 9,600             202,560
Werner Enterprises, Inc.                              35,075             681,507
                                                                   -------------
                                                                         884,067
                                                                   -------------
                                                                       2,810,289
                                                                   -------------
BASIC INDUSTRY--3.3%
CHEMICALS--2.2%
Georgia Gulf Corp.                                    16,000             735,680
Hexcel Corp. (a)                                      55,000             853,050
                                                                   -------------
                                                                       1,588,730
                                                                   -------------
MINING & METALS--1.1%
Allegheny Technologies, Inc.                          34,860             840,475
                                                                   -------------
                                                                       2,429,205
                                                                   -------------
CONSUMER STAPLES--1.2%
HOUSEHOLD PRODUCTS--1.0%
Tempur-Pedic International, Inc. (a)                  41,700             778,122
                                                                   -------------

RETAIL - FOOD & DRUG--0.2%
Prestige Brands Holdings, Inc. (a)                     6,300             111,195
                                                                   -------------
                                                                         889,317
                                                                   -------------
Total Common Stocks
   (cost $61,345,906)                                                 73,435,297
                                                                   -------------
TOTAL INVESTMENTS--99.1%
   (cost $61,345,906)                                                 73,435,297
Other assets less liabilities--0.9%                                      669,197
                                                                   -------------
NET ASSETS--100%                                                   $  74,104,494
                                                                   =============

(a)   Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS--95.4%
FINANCIAL--20.9%
MAJOR REGIONAL BANKS--5.3%
Central Pacific Financial Corp.                       101,900    $    3,428,935
Hibernia Corp. Cl. A                                   86,300         2,762,463
Popular, Inc.                                          92,000         2,237,440
TD Banknorth, Inc. (a)                                 16,660           520,458
UnionBanCal Corp.                                      45,900         2,811,375
Whitney Holding Corp.                                  48,000         2,136,480
                                                                 --------------
                                                                     13,897,151
                                                                 --------------
MULTI-LINE INSURANCE--2.7%
PacifiCare Health Systems, Inc. (a)                    61,700         3,511,964
StanCorp Financial Group, Inc.                         41,500         3,518,370
                                                                 --------------
                                                                      7,030,334
                                                                 --------------
PROPERTY-CASUALTY INSURANCE--4.6%
Old Republic International Corp.                      148,700         3,463,223
PartnerRe Ltd. (Bermuda)                               17,700         1,143,420
Platinum Underwriters Holdings Ltd.                   122,000         3,623,400
Radian Group, Inc.                                     84,600         4,038,804
                                                                 --------------
                                                                     12,268,847
                                                                 --------------
REAL ESTATE INVESTMENT TRUST--0.3%
FelCor Lodging Trust, Inc. (a)                         70,000           870,100
                                                                 --------------
SAVINGS AND LOAN--6.1%
Astoria Financial Corp.                               135,900         3,438,270
Commercial Federal Corp.                              110,700         3,060,855
MAF Bancorp, Inc.                                     105,295         4,373,954
Sovereign Bancorp, Inc.                               135,000         2,991,600
Washington Federal, Inc.                              106,814         2,489,834
                                                                 --------------
                                                                     16,354,513
                                                                 --------------
MISCELLANEOUS FINANCIAL--1.9%
A.G. Edwards, Inc.                                    111,800         5,008,641
                                                                 --------------
                                                                     55,429,586
                                                                 --------------
CONSUMER CYCLICALS--20.8%
AUTOS & AUTOS PARTS--3.3%
American Axle & Manufacturing Holdings, Inc.           82,000         2,009,000
BorgWarner, Inc.                                       42,000         2,044,560
Dana Corp.                                            175,300         2,242,087
Group 1 Automotive, Inc. (a)                           89,400         2,351,220
                                                                 --------------
                                                                      8,646,867
                                                                 --------------
RETAILERS--10.9%
AutoNation, Inc. (a)                                  163,400         3,094,796
BJ's Wholesale Club, Inc. (a)                         149,400         4,640,364
Borders Group, Inc.                                   156,100         4,155,382
Federated Department Stores, Inc.                      23,800         1,514,632
Foot Locker, Inc.                                      36,000         1,054,800
Neiman Marcus Group, Inc. Cl. A                        27,000         2,470,770
Office Depot, Inc. (a)                                229,400         5,088,092
Payless ShoeSource, Inc. (a)                          288,700         4,558,573
RadioShack Corp.                                       81,300         1,991,850
                                                                 --------------
                                                                     28,569,259
                                                                 --------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
TEXTILES/SHOES - APPAREL MFG.--6.0%
Jones Apparel Group, Inc.                             150,300    $    5,033,547
Liz Claiborne, Inc.                                   108,100         4,338,053
Reebok International Ltd.                              89,200         3,951,560
V.F. Corp.                                             44,500         2,631,730
                                                                 --------------
                                                                     15,954,890
                                                                 --------------
MISCELLANEOUS CONSUMER CYCLICALS--0.6%
Brunswick Corp.                                        35,200         1,649,120
                                                                 --------------
                                                                     54,820,136
                                                                 --------------
CAPITAL EQUIPMENT--11.3%
AEROSPACE - DEFENSE--0.5%
Goodrich Corp.                                         35,800         1,370,782
                                                                 --------------
AUTO TRUCKS-PARTS--3.1%
ArvinMeritor, Inc.                                    191,600         2,964,052
Modine Manufacturing Co.                               89,500         2,625,035
PACCAR, Inc.                                           34,500         2,497,455
                                                                 --------------
                                                                      8,086,542
                                                                 --------------
ELECTRICAL EQUIPMENT--1.8%
Anixter International, Inc.                            51,600         1,865,340
Cooper Industries Ltd. Cl. A                           42,200         3,018,144
                                                                 --------------
                                                                      4,883,484
                                                                 --------------
MACHINERY--3.8%
Lincoln Electric Holdings, Inc.                        62,000         1,864,960
Moog, Inc .Cl. A (a)                                   98,200         4,438,640
Terex Corp. (a)                                        86,000         3,723,800
                                                                 --------------
                                                                     10,027,400
                                                                 --------------
MISCELLANEOUS CAPITAL GOODS--2.1%
Parker-Hannifin Corp.                                  34,500         2,101,740
Textron, Inc.                                          45,500         3,395,210
                                                                 --------------
                                                                      5,496,950
                                                                 --------------
                                                                     29,865,158
                                                                 --------------
COMMODITIES--7.6%
CHEMICALS--3.8%
Albemarle Corp.                                        88,300         3,210,588
Crompton Corp.                                        133,200         1,944,720
Cytec Industries, Inc.                                 88,600         4,806,550
                                                                 --------------
                                                                      9,961,858
                                                                 --------------
CONTAINERS - METAL/GLASS/PAPER--0.7%
Ball Corp.                                             43,000         1,783,640
                                                                 --------------
PAPER--0.7%
MeadWestvaco Corp.                                     60,660         1,930,201
                                                                 --------------
MISCELLANEOUS INDUSTRIAL COMMODITIES--1.2%
United Stationers, Inc. (a)                            70,995         3,212,524
                                                                 --------------
MISCELLANEOUS METALS--1.2%
Reliance Steel & Aluminum Co.                          81,200         3,248,812
                                                                 --------------
                                                                     20,137,035
                                                                 --------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

CONSUMER STAPLES--6.3%
BEVERAGES--1.9%
Constellation Brands, Inc. Cl. A (a)                   96,800    $    5,117,816
                                                                 --------------
FOODS--3.6%
Corn Products International, Inc.                      66,000         1,715,340
Del Monte Foods Co. (a)                               322,600         3,500,210
Universal Corp.                                        93,500         4,279,495
                                                                 --------------
                                                                      9,495,045
                                                                 --------------
RESTAURANTS--0.4%
Jack in the Box, Inc. (a)                              29,400         1,090,740
                                                                 --------------
RETAIL STORES - FOOD--0.4%
SUPERVALU, Inc.                                        30,000         1,000,500
                                                                 --------------
                                                                     16,704,101
                                                                 --------------
CONSUMER GROWTH--6.2%
HOSPITAL MANAGEMENT--1.1%
Universal Health Services, Inc. Cl. B                  56,000         2,934,400
                                                                 --------------
HOSPITAL SUPPLIES--1.9%
Owens & Minor, Inc.                                   176,600         4,794,690
                                                                 --------------
PHOTOGRAPHY--1.1%
IKON Office Solutions, Inc.                           302,900         2,995,681
                                                                 --------------
PUBLISHING--0.7%
The Readers Digest Association, Inc.                  105,000         1,817,550
                                                                 --------------
MISCELLANEOUS CONSUMER GROWTH--1.4%
URS Corp. (a)                                         131,200         3,772,000
                                                                 --------------
                                                                     16,314,321
                                                                 --------------
NON-FINANCIAL--6.0%
BUILDING MATERIALS - CEMENT--0.6%
Texas Industries, Inc.                                 30,300         1,628,625
                                                                 --------------
BUILDING MATERIALS - HEAT/PLUMBING/AIR--1.1%
Hughes Supply, Inc.                                    94,000         2,796,500
                                                                 --------------
HOME BUILDING--1.8%
Pulte Homes, Inc.                                      66,200         4,874,306
                                                                 --------------
MISCELLANEOUS BUILDING--2.5%
Beazer Homes USA, Inc.                                 89,100         4,442,526
Harsco Corp.                                           35,500         2,116,155
                                                                 --------------
                                                                      6,558,681
                                                                 --------------
                                                                     15,858,112
                                                                 --------------
TECHNOLOGY--5.6%
COMMUNICATION - EQUIP. MFRS. --2.6%
ADC Telecommunications, Inc. (a)                      636,000         1,265,640
Andrew Corp. (a)                                      307,900         3,605,509
Nortel Networks Corp. (a)                             316,100           862,953
Tellabs, Inc. (a)                                     157,000         1,146,100
                                                                 --------------
                                                                      6,880,202
                                                                 --------------
COMPUTER/INSTRUMENTATION--0.6%
Western Digital Corp. (a)                             115,700         1,475,175
                                                                 --------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)      U.S. $ Value
-------------------------------------------------------------------------------

SEMICONDUCTORS--1.1%
Vishay Intertechnology, Inc. (a)                      237,100         2,947,153
                                                                 --------------
MISCELLANEOUS INDUSTRIAL TECHNOLOGY--1.3%
Arrow Electronics, Inc. (a)                            21,000           532,350
Avnet, Inc. (a)                                        22,000           405,240
Solectron Corp. (a)                                   107,400           372,678
Tech Data Corp. (a)                                    57,500         2,130,950
                                                                 --------------
                                                                      3,441,218
                                                                 --------------
                                                                     14,743,748
                                                                 --------------
UTILITIES--4.2%
ELECTRIC COMPANIES--4.2%
Constellation Energy Group, Inc.                       41,000         2,119,700
Northeast Utilities                                   129,200         2,489,684
PNM Resources, Inc.                                    96,300         2,569,284
Puget Energy, Inc.                                    120,800         2,662,432
WPS Resources Corp.                                    22,000         1,164,240
                                                                 --------------
                                                                     11,005,340
                                                                 --------------
INDUSTRIAL RESOURCES--3.6%
ALUMINUM--0.8%
Mueller Industries, Inc.                               75,000         2,111,250
                                                                 --------------
STEEL--1.5%
United States Steel Corp.                              78,200         3,976,470
                                                                 --------------
MISCELLANEOUS METALS--1.3%
Silgan Holdings, Inc.                                  53,240         3,459,535
                                                                 --------------
                                                                      9,547,255
                                                                 --------------
ENERGY--1.7%
OILS - INTEGRATED DOMESTIC--1.7%
Amerada Hess Corp.                                     16,400         1,577,844
Pogo Producing Co.                                     60,500         2,979,020
                                                                 --------------
                                                                      4,556,864
                                                                 --------------
SERVICES--1.2%
MISCELLANEOUS INDUSTRIAL TRANSPORTATION--1.2%
GATX Corp.                                              9,900           328,581
SEACOR Holdings, Inc. (a)                              45,100         2,875,125
                                                                 --------------
                                                                      3,203,706
                                                                 --------------
Total Common Stocks
   (cost $208,402,619)                                              252,185,362
                                                                 --------------
SHORT-TERM INVESTMENT--4.7%
TIME DEPOSIT - 4.7%
The Bank of New York
   1.875%, 4/01/05
   (cost $12,365,000)                               $  12,365        12,365,000
                                                                 --------------
TOTAL INVESTMENTS--100.1%
   (cost $220,767,619)                                              264,550,362
Other assets less liabilities--(0.1%)                                  (392,939)
                                                                 --------------
NET ASSETS--100%                                                 $  264,157,423
                                                                 ==============

(a)   Non-income producing security.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                                             Shares     U.S. $ Value
-------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS--96.8%
TECHNOLOGY--88.4%
COMMUNICATION EQUIPMENT--13.9%
Cisco Systems, Inc. (a)                                            510,400    $   9,131,056
Corning, Inc. (a)                                                  218,900        2,436,357
Juniper Networks, Inc. (a)                                         411,450        9,076,587
Motorola, Inc.                                                     163,900        2,453,583
QUALCOMM, Inc.                                                     289,100       10,595,515
                                                                              -------------
                                                                                 33,693,098
                                                                              -------------
COMPUTER HARDWARE/STORAGE/PERIPHERALS--12.6%
Apple Computer, Inc. (a)                                           111,500        4,646,205
Dell, Inc. (a)                                                     313,650       12,050,434
EMC Corp. (a)                                                      647,463        7,976,744
Network Appliance, Inc. (a)                                        207,200        5,731,152
                                                                              -------------
                                                                                 30,404,535
                                                                              -------------
COMPUTER SERVICES--9.7%
Alliance Data Systems Corp.                                         55,700        2,250,280
Cogent, Inc. (a)                                                    64,700        1,629,146
Computer Sciences Corp. (a)                                         65,350        2,996,298
First Data Corp. (a)                                               119,100        4,681,821
Fiserv, Inc. (a)                                                    77,625        3,089,475
Infosys Technologies Ltd. (ADR) (India)                             81,900        6,038,487
Inphonic, Inc.                                                      93,200        2,117,038
Syniverse Holdings, Inc. (a)                                        52,400          723,120
                                                                              -------------
                                                                                 23,525,665
                                                                              -------------
CONTRACT MANUFACTURING--2.1%
Flextronics International Ltd. (Singapore) (a)                     197,500        2,377,900
Hon Hai (Salomon Smith Barney) warrants expiring 1/17/07 (a)       608,288        2,702,015
                                                                              -------------
                                                                                  5,079,915
                                                                              -------------
ELECTRONIC COMPONENTS--1.1%
LG. Philips LCD Co., Ltd. (ADR) (South Korea)                      119,800        2,581,690
                                                                              -------------
INTERNET--7.4%
eBay, Inc. (a)                                                      61,200        2,280,312
Google, Inc. Cl. A (a)                                              27,000        4,873,770
Verisign, Inc. (a)                                                  51,600        1,480,920
Yahoo!, Inc. (a)                                                   271,500        9,203,850
                                                                              -------------
                                                                                 17,838,852
                                                                              -------------
SEMICONDUCTOR CAPITAL EQUIPMENT--1.7%
FormFactor, Inc. (a)                                                23,300          527,512
KLA-Tencor Corp. (a)                                                49,700        2,286,697
Lam Research Corp. (a)                                              43,200        1,246,752
                                                                              -------------
                                                                                  4,060,961
                                                                              -------------
SEMICONDUCTOR COMPONENTS--19.0%
Broadcom Corp. Cl. A (a)                                           129,600        3,877,632
Intel Corp.                                                        453,900       10,544,097
Linear Technology Corp.                                             94,500        3,620,295
Marvell Technology Group Ltd. (Bermuda) (a)                        283,100       10,854,054
Maxim Integrated Products, Inc.                                     69,350        2,834,335
Samsung Electronics Co., Ltd. (GDR) (South Korea) (b)               27,584        6,827,040
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)        576,927        4,892,341
United Microelectronics Corp. (ADR) (Taiwan)                       717,300        2,417,301
                                                                              -------------
                                                                                 45,867,095
                                                                              -------------

                                                                 Shares or
                                                                 Principal
                                                                    Amount
Company                                                              (000)     U.S. $ Value
-------------------------------------------------------------------------------------------
SOFTWARE--18.6%
Amdocs Ltd. (a)                                                     86,000    $   2,442,400
Comverse Technology, Inc. (a)                                       47,600        1,200,472
Electronic Arts, Inc. (a)                                           45,400        2,350,812
McAfee, Inc. (a)                                                   101,900        2,298,864
Mercury Interactive Corp. (a)                                       49,000        2,321,620
Microsoft Corp.                                                    492,900       11,913,393
NAVTEQ Corp.                                                        59,400        2,574,990
Oracle Corp. (a)                                                   809,050       10,096,944
SAP AG (ADR) (Germany)                                             199,850        8,009,988
Symantec Corp. (a)                                                  85,100        1,815,183
                                                                              -------------
                                                                                 45,024,666
                                                                              -------------
MISCELLANEOUS--2.3%
HOYA Corp. (Japan)                                                  51,600        5,664,755
                                                                              -------------
                                                                                213,741,232
                                                                              -------------
CONSUMER SERVICES--6.4%
BROADCASTING & CABLE--4.5%
News Corp. Cl. A (a)                                               155,700        2,634,444
Time Warner, Inc. (a)                                              309,600        5,433,480
XM Satellite Radio Holdings, Inc. Cl. A (a)                         89,500        2,819,250
                                                                              -------------
                                                                                 10,887,174
                                                                              -------------
CELLULAR COMMUNICATIONS--1.9%
Nextel Communications, Inc. Cl.A (a)                                63,700        1,810,354
Vodafone Group Plc (ADR) (United Kingdom)                          100,783        2,676,796
                                                                              -------------
                                                                                  4,487,150
                                                                              -------------
                                                                                 15,374,324
                                                                              -------------
UTILITY---1.3%
TELEPHONE UTILITY--1.3%
Sprint Corp.                                                       134,100        3,050,775
                                                                              -------------
CAPITAL GOODS--0.7%
MISCELLANEOUS--0.7%
NITTO DENKO Corp. (Japan)                                           33,600        1,756,039
                                                                              -------------
Total Common Stocks & Other Investments
   (cost $200,142,638)                                                          233,922,370
                                                                              -------------
SHORT-TERM INVESTMENT--2.6%
TIME DEPOSIT--2.6%
The Bank Of New York
  1.875% 4/01/05
   (cost $6,243,000)                                                 6,243        6,243,000
                                                                              -------------
TOTAL INVESTMENTS--99.4%
   (cost $206,385,638)                                                          240,165,370
Other assets less liabilities--0.6%                                               1,377,411
                                                                              -------------
NET ASSETS--100%                                                              $ 241,542,781
                                                                              =============

(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of this/these security/securities amounted to $6,827,040 or 2.8% of net assets.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                                                Shares        U.S. $ Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS--59.4%
FINANCE--14.3%
BANKING - MONEY CENTER--2.5%
JPMorgan Chase & Co.                                                  144,720      $    5,007,312
Wachovia Corp.                                                         16,300             829,833
                                                                                   --------------
                                                                                        5,837,145
                                                                                   --------------
BANKING - REGIONAL--2.2%
Bank of America Corp.                                                  91,600           4,039,560
North Folk Bancorporation, Inc.                                        34,100             945,934
                                                                                   --------------
                                                                                        4,985,494
                                                                                   --------------
BROKERAGE & MONEY MANAGEMENT--1.3%
Merrill Lynch & Co., Inc.                                              35,600           2,014,960
Morgan Stanley                                                         18,900           1,082,025
                                                                                   --------------
                                                                                        3,096,985
                                                                                   --------------
INSURANCE--4.8%
ACE Ltd. (Cayman Islands)                                              67,400           2,781,598
AFLAC, Inc.                                                            27,500           1,024,650
Allstate Corp.                                                         23,000           1,243,380
American International Group, Inc.                                     79,400           4,399,554
Axis Capital Holdings Ltd. (Bermuda)                                   14,200             383,968
MetLife, Inc.                                                          33,100           1,294,210
                                                                                   --------------
                                                                                       11,127,360
                                                                                   --------------
MORTGAGE BANKING--0.9%
Fannie Mae                                                             40,000           2,178,000
                                                                                   --------------
MISCELLANEOUS--2.6%
Citigroup, Inc.                                                       110,800           4,979,352
MBNA Corp.                                                             45,625           1,120,094
                                                                                   --------------
                                                                                        6,099,446
                                                                                   --------------
                                                                                       33,324,430
                                                                                   --------------
ENERGY--8.8%
DOMESTIC INTEGRATED--0.7%
Occidental Petroleum Corp.                                             21,900           1,558,623
                                                                                   --------------
DOMESTIC PRODUCERS--0.8%
Noble Energy, Inc.                                                     26,400           1,795,728
                                                                                   --------------
INTERNATIONAL--3.5%
BP p.l.c. (ADR) (United Kingdom)                                       41,900           2,614,560
ChevronTexaco Corp.                                                    39,400           2,297,414
Exxon Mobil Corp.                                                      55,900           3,331,640
                                                                                   --------------
                                                                                        8,243,614
                                                                                   --------------

Company                                                                Shares        U.S. $ Value
-------------------------------------------------------------------------------------------------
OIL SERVICE--1.1%
EnCana Corp. (Canada)                                                  16,600      $    1,168,972
Nabors Industries Ltd. (Bermuda) (a)                                   25,300           1,496,242
                                                                                   --------------
                                                                                        2,665,214
                                                                                   --------------
MISCELLANEOUS--2.7%
ConocoPhillips                                                         58,800           6,340,992
                                                                                   --------------
                                                                                       20,604,171
                                                                                   --------------
CONSUMER SERVICES--8.5%
BROADCASTING & CABLE--5.4%
Clear Channel Communications, Inc.                                     40,300           1,389,141
Comcast Corp. Cl.A (a)                                                 24,150             815,787
Comcast Corp. Special Cl.A (a)                                         46,600           1,556,440
News Corp. CL.A                                                        50,900             861,228
Time Warner, Inc. (a)                                                 132,100           2,318,355
Viacom, Inc. Cl.B                                                     141,200           4,917,996
Westwood One, Inc. (a)                                                 32,200             655,270
                                                                                   --------------
                                                                                       12,514,217
                                                                                   --------------
ENTERTAINMENT & LEISURE--0.8%
Carnival Corp. (Panama)                                                17,200             891,132
Harley-Davidson, Inc.                                                  16,500             953,040
                                                                                   --------------
                                                                                        1,844,172
                                                                                   --------------
RESTAURANT & LODGING--0.4%
Wendy's International, Inc.                                            24,900             972,096
                                                                                   --------------
RETAIL - GENERAL MERCHANDISE--1.9%
Lowe's Cos., Inc.                                                      17,300             987,657
The Home Depot, Inc.                                                   90,700           3,468,368
                                                                                   --------------
                                                                                        4,456,025
                                                                                   --------------
                                                                                       19,786,510
                                                                                   --------------
HEALTHCARE--5.7%
BIOTECHNOLOGY--0.3%
Applera Corp. - Applied Biosystems Group                               33,300             657,342
                                                                                   --------------
DRUGS--0.4%
Pfizer, Inc.                                                           33,900             890,553
                                                                                   --------------
MEDICAL PRODUCTS--1.4%
Beckman Coulter, Inc.                                                  14,200             943,590
Boston Scientific Corp.(a)                                             76,100           2,228,969
                                                                                   --------------
                                                                                        3,172,559
                                                                                   --------------
MEDICAL SERVICES--3.6%
Caremark Rx, Inc. (a)                                                  35,300           1,404,234
UnitedHealth Group, Inc.                                               20,200           1,926,676
Wellpoint, Inc. (a)                                                    34,600           4,337,110
Health Management Associates, Inc.                                     31,400             822,052
                                                                                   --------------
                                                                                        8,490,072
                                                                                   --------------
                                                                                       13,210,526
                                                                                   --------------

Company                                                                Shares        U.S. $ Value
-------------------------------------------------------------------------------------------------
CAPITAL GOODS--5.3%
ELECTRICAL EQUIPMENT--1.0%
Emerson Electric Co.                                                   17,300      $    1,123,289
Johnson Controls, Inc.                                                 21,800           1,215,568
                                                                                   --------------
                                                                                        2,338,857
                                                                                   --------------
MACHINERY--1.2%
Ingersoll-Rand Co. Cl.A (Bermuda)                                      24,200           1,927,530
PACCAR, Inc.                                                           12,200             883,158
                                                                                   --------------
                                                                                        2,810,688
                                                                                   --------------
MISCELLANEOUS--3.1%
General Electric Co.                                                  150,200           5,416,212
United Technologies Corp.                                              16,800           1,707,888
                                                                                   --------------
                                                                                        7,124,100
                                                                                   --------------
                                                                                       12,273,645
                                                                                   --------------
CONSUMER STAPLES--4.5%
BEVERAGES--0.3%
PepsiCo, Inc.                                                          12,800             678,784
                                                                                   --------------
COSMETICS--1.3%
Avon Products, Inc.                                                    72,580           3,116,585
                                                                                   --------------
FOOD--0.3%
Dean Foods Co. (a)                                                     21,600             740,880
                                                                                   --------------
HOUSEHOLD PRODUCTS--0.6%
The Procter & Gamble Co.                                               25,100           1,330,300
                                                                                   --------------
TOBACCO--1.4%
Altria Group, Inc.                                                     50,800           3,321,812
                                                                                   --------------
MISCELLANEOUS--0.6%
Fortune Brands, Inc.                                                   17,100           1,378,773
                                                                                   --------------
                                                                                       10,567,134
                                                                                   --------------
UTILITIES--3.5%
ELECTRIC & GAS UTILITY--1.7%
Entergy Corp.                                                          21,000           1,483,860
Exelon Corp.                                                           36,400           1,670,396
PPL Corp.                                                              14,800             799,052
                                                                                   --------------
                                                                                        3,953,308
                                                                                   --------------
TELEPHONE UTILITY--1.8%
BellSouth Corp.                                                        39,100           1,027,939
SBC Communications, Inc.                                               29,200             691,748
Sprint Corp. (FON Group)                                               55,500           1,262,625
Verizon Communications, Inc.                                           33,200           1,178,600
                                                                                   --------------
                                                                                        4,160,912
                                                                                   --------------
                                                                                        8,114,220
                                                                                   --------------

Company                                                                Shares        U.S. $ Value
-------------------------------------------------------------------------------------------------
TECHNOLOGY--3.2%
COMMUNICATION - EQUIPMENT MANUFACTURERS--0.3%
Corning, Inc. (a)                                                      59,300      $      660,009
                                                                                   --------------
COMPUTER HARDWARE/ STORAGE--0.8%
EMC Corp. (a)                                                          50,000             616,000
International Business Machines Corp. (IBM)                            14,500           1,325,010
                                                                                   --------------
                                                                                        1,941,010
                                                                                   --------------
SEMI-CONDUCTOR COMPONENTS--0.1%
Maxim Integrated Products, Inc.                                         8,200             335,134
                                                                                   --------------
SOFTWARE--2.0%
Microsoft Corp.                                                       187,000           4,519,790
                                                                                   --------------
                                                                                        7,455,943
                                                                                   --------------
TRANSPORTATION--2.5%
RAILROAD--2.5%
Burlington Northern Santa Fe Corp.                                     56,700           3,057,831
Union Pacific Corp.                                                    40,400           2,815,880
                                                                                   --------------
                                                                                        5,873,711
                                                                                   --------------
BASIC INDUSTRY--1.3%
CHEMICALS--1.0%
Air Products and Chemicals, Inc.                                       21,200           1,341,748
E.I. du Pont de Nemours and Co.                                        18,900             968,436
                                                                                   --------------
                                                                                        2,310,184
                                                                                   --------------
MINING & METALS--0.3%
Alcoa, Inc.                                                            21,000             638,190
                                                                                   --------------
                                                                                        2,948,374
                                                                                   --------------
CONSUMER MANUFACTURING--0.9%
BUILDING & RELATED--0.9%
American Standard Cos., Inc.                                           44,400           2,063,712
                                                                                   --------------
MULTI-INDUSTRY COMPANIES--0.5%
3M Co.                                                                 13,200           1,131,108
                                                                                   --------------
AEROSPACE & DEFENSE--0.4%
AEROSPACE--0.4%
Northrop Grumman Corp.                                                 19,200           1,036,416
                                                                                   --------------
Total Common Stocks
   (cost $109,905,695)                                                                138,389,900
                                                                                   --------------

                                                                    Principal
                                                                       Amount
Company                                                                 (000)        U.S. $ Value
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS--24.7%
Federal National Mortgage Assoc.
   6.625%, 10/15/07                                                  $  2,250      $    2,385,675
U.S. Treasury Bonds
   5.375%, 2/15/31                                                      4,110           4,479,419
   6.875%, 8/15/25                                                        250             313,740
   8.125%, 8/15/21                                                         35              47,928
   11.25%, 2/15/15                                                      1,000           1,531,484
  U.S. Treasury Notes
   2.00%, 8/31/05                                                      15,000          14,936,716
   3.00%, 11/15/07-2/15/09                                              2,680           2,601,872
   3.125%, 4/15/09                                                      1,075           1,036,661
   3.625%, 5/15/13                                                      2,370           2,249,464
   4.00%, 11/15/12-2/15/14                                              4,455           4,349,194
   4.25%, 8/15/13                                                       1,085           1,069,954
   4.625%, 5/15/06                                                      7,125           7,210,443
   5.00%, 2/15/11                                                         485             503,737
   5.625%, 5/15/08                                                      4,390           4,601,098
   5.75%, 8/15/10                                                       1,120           1,201,900
   6.00%, 8/15/09                                                         220             236,414
   6.125%, 8/15/07                                                        100             105,129
   6.25%, 2/15/07                                                       4,600           4,808,076
   6.875%, 5/15/06                                                      2,750           2,850,224
                                                                                   --------------
Total U.S. Government & Government Sponsored Agency Obligations
   (cost $57,310,546)                                                                  57,643,398
                                                                                   --------------
CORPORATE DEBT OBLIGATIONS--13.0%
AUTOMOTIVE--0.9%
Ford Motor Credit Co.
   4.95%, 1/15/08                                                         250             239,770
   7.00%, 10/01/13                                                        200             193,743
   7.375%, 2/01/11                                                        650             645,798
   7.875%, 6/15/10                                                        100             101,808
General Motors Corp.
   7.20%, 1/15/11                                                         250             225,693
   8.375%, 7/15/33                                                        850             727,372
                                                                                   --------------
                                                                                        2,134,184
                                                                                   --------------
BANKING--2.0%
Abbey National Capital Trust I Plc
   8.963%, 12/29/49 (b)                                                   291             409,370
ABN Amro NA Holdings
   6.523%, 12/29/49 (b) (c)                                               250             268,960
Barclays Bank Plc
   8.55%, 9/29/49 (b) (c)                                                  50              59,079
Chuo Mitsui Trust & Banking
   5.506%, 12/15/49 (b) (c)                                               300             286,851
Development Bank of Singapore
   7.125%, 5/15/11(c)                                                     500             553,216
Dresdner Funding Trust I
   8.151%, 6/30/31 (c)                                                    150             183,911
Fuji JGB Investment pfd. Mizuho
   9.87%, 6/30/08 (b) (c)                                                 500             569,753
HBOS Plc (United Kingdom)
   5.375%, 11/29/49 (b) (c)                                               250             250,313
HSBC Bank USA
   5.875%, 11/01/34                                                       560             563,686
Northern Rock Plc
   5.60%, 4/30/49 (b) (c)                                                 300             306,056
Sanwa Bank Ltd.
   7.40%, 6/15/11                                                         200             222,283

                                                                    Principal
                                                                       Amount
Company                                                                 (000)        U.S. $ Value
-------------------------------------------------------------------------------------------------
SB Treasury Company LLC
   9.40%, 12/29/49 (b) (c)                                           $    417      $      469,734
UBS Preferred Funding Trust II
   7.247%, 6/26/49 (b)                                                    250             281,900
UFJ Finance Aruba AEC
   6.75%, 7/15/13                                                         200             215,322
                                                                                   --------------
                                                                                        4,640,434
                                                                                   --------------
BROADCASTING/MEDIA--0.7%
News America Holdings
   8.25%, 10/17/96                                                         60              71,921
   9.25%, 2/01/13                                                         100             124,804
News America, Inc.
   5.30%, 12/15/14                                                        100              97,960
Time Warner, Inc.
   6.875%, 5/01/12                                                        425             464,136
   7.75%, 6/15/05                                                         140             141,177
   8.375%, 3/15/23                                                        400             490,110
WPP Finance (UK) Corp.
   5.875%, 6/15/14                                                        250             258,494
                                                                                   --------------
                                                                                        1,648,602
                                                                                   --------------
BUILDING/REAL ESTATE--0.2%
CRH America, Inc.
   6.95%, 3/15/12                                                         250             274,509
EOP Operating LP
  7.875%, 7/15/31                                                         200             239,001
  8.375%, 3/15/06                                                          35              36,390
                                                                                   --------------
                                                                                          549,900
                                                                                   --------------
CABLE--0.1%
British Sky Broadcasting
   8.20%, 7/15/09                                                         100             112,869
Continental Cablevision, Inc.
   9.00%, 9/01/08                                                         200             225,244
                                                                                   --------------
                                                                                          338,113
                                                                                   --------------
CHEMICALS--0.1%
Eastman Chemical
   7.25%, 1/15/24                                                         175             203,886
                                                                                   --------------
COMMUNICATIONS--0.4%
British Telecommunications Plc (United Kingdom)
   8.875%, 12/15/30                                                       175             233,186
GTE Northwest, Inc.
   Series D
   5.55%, 10/15/08                                                        200             203,346
Sprint Capital Corp.
   6.875%, 11/15/28                                                       450             481,766
                                                                                   --------------
                                                                                          918,298
                                                                                   --------------
COMMUNICATIONS - MOBILE--0.7%
America Movil SA de CV (Mexico)
   5.50%, 3/01/14                                                         125             120,033
AT&T Wireless Services, Inc.
   8.75%, 3/01/31                                                         325             428,776

                                                                    Principal
                                                                       Amount
Company                                                                 (000)        U.S. $ Value
-------------------------------------------------------------------------------------------------
SBC Communications
   6.45%, 6/15/34                                                    $    525      $      546,471
Telecom Italia
   4.00%, 11/15/08                                                        250             243,463
TELUS Corp. (Canada)
   7.50%, 6/01/07                                                         200             212,885
   8.00%, 6/01/11                                                         100             115,804
                                                                                   --------------
                                                                                        1,667,432
                                                                                   --------------
CONGLOMERATE/MISCELLANEOUS--0.2%
Cendant Corp.
   6.25%, 1/15/08                                                         250             260,212
Hutchison Whamp International Ltd.
   7.45%, 11/24/33 (c)                                                    100             110,088
                                                                                   --------------
                                                                                          370,300
                                                                                   --------------
CONTAINERS--0.1%
Packaging Corp. of America
   4.375%, 8/01/08                                                        200             195,442
                                                                                   --------------
ENERGY--0.3%
Devon Financing Corp.
   7.875%, 9/30/31                                                        300             373,690
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14                                                        150             148,040
XTO Energy, Inc.
   7.50%, 4/15/12                                                         100             114,551
                                                                                   --------------
                                                                                          636,281
                                                                                   --------------
FINANCIAL--2.1%
Capital One Bank
   6.50%, 6/13/13                                                         400             429,526
Chohung Bank (South Korea)
   11.875%, 4/01/10 (b) (c)                                                80              80,000
Countrywide Home Loan, Inc.
   4.25%, 12/19/07                                                        250             247,709
General Electric Capital Corp.
   5.00%, 6/15/07                                                         500             507,488
   5.875%, 2/15/12                                                        500             527,850
Goldman Sachs Capital I
   6.345%, 2/15/34                                                        250             256,222
Goldman Sachs Group, Inc.
   6.60%, 1/15/12                                                         500             541,070
   6.65%, 5/15/09                                                         200             214,627
Household Finance Corp.
   5.75%, 1/30/07                                                         200             205,278
   6.50%, 1/24/06                                                          75              76,601
   7.875%, 3/01/07                                                        150             159,782
iStar Financial, Inc.
  5.70%, 3/01/14                                                          200             197,314
  6.00%, 12/15/10                                                         200             206,167
Lehman Brothers Holdings, Inc.
   7.875%, 8/15/10                                                        150             170,834
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09                                                         500             523,009
Morgan Stanley
   7.75%, 6/15/05                                                         125             126,095


                                                                    Principal
                                                                       Amount
Company                                                                 (000)        U.S. $ Value
-------------------------------------------------------------------------------------------------
Rabobank Capital Fund II
   5.26%, 12/29/49 (b) (c)                                           $    230      $      231,026
The Hartford Financial Services, Inc.
   6.375%, 11/01/08                                                       125             131,475
                                                                                   --------------
                                                                                        4,832,073
                                                                                   --------------
FOOD/BEVERAGE--0.3%
Kellogg Co. Cl.B
   6.60%, 4/01/11                                                         300             327,002
Kraft Foods, Inc.
   5.25%, 10/01/13                                                        300             302,450
                                                                                   --------------
                                                                                          629,452
                                                                                   --------------
INDUSTRIAL--0.5%
CRH America, Inc.
   6.40%, 10/15/33                                                        300             321,010
Imperial Tobacco (Netherlands)
   7.125%, 4/01/09                                                        170             182,726
Inco Ltd.
   7.75%, 5/15/12                                                         200             231,509
Tyco International Group, SA
   6.375%, 10/15/11                                                       200             213,510
Waste Management, Inc.
   6.375%, 11/15/12                                                       175             189,529
                                                                                   --------------
                                                                                        1,138,284
                                                                                   --------------
INSURANCE--0.7%
American Reinsurance
   7.45%, 12/15/26                                                        140             156,810
Loews Corp.
   6.75%, 12/15/06                                                        100             104,043
Mangrove Bay Pass-Through Trust
   6.102%, 7/15/33 (b) (c)                                                400             396,680
North Front Pass -Through Trust
   5.81%, 12/15/24 (b) (c)                                                500             494,978
Royal Bank of Scotland Group Plc (United Kingdom)
   7.648%, 8/29/49 (b)                                                    250             307,153
Zurich Capital Trust
   8.376%, 6/01/37 (c)                                                    200             218,120
                                                                                   --------------
                                                                                        1,677,784
                                                                                   --------------
INSURANCE CARRIERS--0.4%
Liberty Mutual Group
   5.75%, 3/15/14 (c)                                                     350             343,996
Royal & Sun Alliance Insurance
   8.95%, 10/15/29                                                        442             562,850
                                                                                   --------------
                                                                                          906,846
                                                                                   --------------
MUNICIPAL OBLIGATION--0.2%
Dallas-Fort Worth Texas International Airport Facility
   7.07%, 11/01/24                                                        400             434,564
                                                                                   --------------
NON-AIR TRANSPORTATION--0.2%
CSX Corp.
   5.50%, 8/01/13                                                         100             101,930
   6.75%, 3/15/11                                                         250             272,829
                                                                                   --------------
                                                                                          374,759
                                                                                   --------------

                                                                    Principal
                                                                       Amount
Company                                                                 (000)        U.S. $ Value
-------------------------------------------------------------------------------------------------
OIL SERVICE--0.1%
Valero Energy Corp.
   4.75%, 6/15/13                                                    $    300      $      292,381
                                                                                   --------------
PAPER/PACKAGING--0.1%
Domtar, Inc. (Canada)
   7.875%, 10/15/11                                                       250             277,949
                                                                                   --------------
PETROLEUM PRODUCTS--0.4%
Amerada Hess Corp.
   7.30%, 8/15/31                                                         350             394,686
Kerr-McGee Corp.
   6.875%, 9/15/11                                                        250             267,359
   7.875%, 9/15/31                                                        250             282,093
                                                                                   --------------
                                                                                          944,138
                                                                                   --------------
PUBLIC UTILITIES - ELECTRIC & GAS--1.5%
American Electric Power Co., Inc.
   Series C
   5.375%, 3/15/10                                                        250             255,195
CenterPoint Energy Resources Corp.
   Series B
   7.875%, 4/01/13                                                        450             521,623
Consumers Energy Co.
   Series B
   5.375%, 4/15/13                                                        150             151,056
Dominion Resources Capital Trust III
   8.40%, 1/15/31                                                         200             254,198
FirstEnergy Corp.
   Series C
   7.375%, 11/15/31                                                       500             566,350
NiSource Finance Corp.
   7.875%, 11/15/10                                                       250             285,095
Progress Energy, Inc.
   5.85%, 10/30/08                                                        350             361,899
Texas East Transmission LP
   7.30%, 12/01/10                                                        350             391,264
Txu Australia LP
   6.15%, 11/15/13 (c)                                                    250             265,838
Xcel Energy, Inc.
   7.00%, 12/01/10                                                        175             192,711
Yorkshire Power
   Series B
   6.496%, 2/25/08                                                        200             206,688
                                                                                   --------------
                                                                                        3,451,917
                                                                                   --------------
PUBLIC UTILITIES - TELEPHONE--0.2% Century Tel, Inc.
   5.00%, 2/15/15                                                         200             187,440
Telefonos de Mexico , SA
   4.750%, 1/27/10 (c)                                                    250             243,219
Verizon Florida, Inc.
   Series F
   6.125%, 1/15/13                                                        100             103,928
                                                                                   --------------
                                                                                          534,587
                                                                                   --------------
SERVICE--0.1%
Republic Services, Inc.
   6.086%, 3/15/35 (c)                                                    250             251,063
                                                                                   --------------


                                                                    Shares or
                                                                    Principal
                                                                       Amount
Company                                                                 (000)        U.S. $ Value
-------------------------------------------------------------------------------------------------
SUPERMARKET/DRUG--0.3%
Safeway, Inc.
   5.80%, 8/15/12                                                    $    310      $      318,172
   4.95%, 8/16/10                                                         400             394,151
                                                                                   --------------
                                                                                          712,323
                                                                                   --------------
TECHNOLOGY--0.2%
Motorola, Inc.
   7.625%, 11/15/10                                                       400             449,463
                                                                                   --------------
Total Corporate Debt Obligations
   (cost $29,580,188)                                                                  30,210,455
                                                                                   --------------
COMMERCIAL MORTGAGE-BACKED SECURITIES--1.2%
CS First Boston Mortgage Securities Corp.
   Series 2004-C5 CI. A2
   4.183%, 11/15/37                                                     2,000           1,961,639
Greenwich Capital Commercial Funding Corp.
    Series 2005-GG3 CI. A4
   4.799%, 8/10/42                                                        900             881,997
                                                                                   --------------
Total Commercial Mortgage Backed Securities
   (cost $2,832,626)
                                                                                        2,843,636
                                                                                   --------------
PREFERRED STOCKS--0.6%
AUTOMOTIVE--0.2%
Ford Motor Co. Capital Trust II                                         9,100             412,594
                                                                                   --------------
BANKING--0.1%
Royal Bank of Scotland Group Plc                                       10,000             238,200
                                                                                   --------------
COMMUNICATIONS--0.1%
Centaur Funding Corp. (Cayman Islands)(c)                                 200             262,400
                                                                                   --------------
PUBLIC UTILITIES - ELECTRIC & GAS--0.2%
DTE Energy Trust I                                                     20,000             533,800
                                                                                   --------------
Total Preferred Stocks
   (cost $1,437,616)                                                                    1,446,994
                                                                                   --------------
SOVEREIGN DEBT OBLIGATIONS--0.4%
Korea Development Bank (South Korea)
   5.75%, 9/10/13                                                         200             206,134
United Mexican States (Mexico)
   6.375%, 1/16/13                                                        700             726,250
                                                                                   --------------
Total Sovereign Debt Obligations
   (cost $899,730)                                                                        932,384
                                                                                   --------------
YANKEE BONDS--0.1%
Petronas Capital Ltd.
   7.00%, 5/22/12(c)
   (cost $149,809)                                                        150             165,681
                                                                                   --------------

                                                                    Principal
                                                                       Amount
Company                                                                 (000)        U.S. $ Value
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.4%
   (cost $202,116,210)                                                             $  231,632,448
Other assets less liabilities--0.6%                                                     1,310,344
                                                                                   --------------
NET ASSETS--100%                                                                   $  232,942,792
                                                                                   ==============

(a)   Non-income producing security.
(b)   Variable rate coupon, rate shown as of March 31, 2005.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $6,010,962 or 2.6% of net assets.

      Glossary of Terms:

      Pfd. - Preferred Stock

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31,2005 (unaudited)

                                                                                 Principal
                                                                                    Amount
                                                                                     (000)       U.S. $ Value
-------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS--48.0%
MORTGAGE PASS-THROUGHS--41.1%
Federal Gold Loan Mortgage Corp.
   6.00%, TBA                                                                   $    1,745     $    1,785,353
Federal National Mortgage Association
   4.50%, TBA                                                                        7,680          7,507,200
   5.00%, 2/01/34                                                                    2,497          2,448,682
   5.00%, TBA                                                                        8,050          7,846,238
   5.50%, TBA                                                                        9,725          9,813,894
   6.00%, 11/01/16                                                                     491            507,228
   6.00%, TBA                                                                        8,110          8,287,407
   6.50%, 4/01/28-10/01/34                                                           2,524          2,622,284
   6.50%, TBA                                                                        4,726          4,902,972
Government National Mortgage Association
   5.00%, TBA                                                                        2,710          2,671,892
   6.00%, TBA                                                                        1,575          1,617,328
                                                                                               --------------
                                                                                                   50,010,478
                                                                                               --------------
U.S. TREASURY SECURITIES--6.9%
U.S. Treasury Bond
   5.375%, 2/15/31                                                                   3,810          4,152,454
U.S. Treasury Notes
   3.75%, 3/31/07                                                                    2,545          2,543,012
   4.00%, 2/15/15                                                                      445            427,548
   4.25%, 11/15/14                                                                   1,290          1,263,343
                                                                                               --------------
                                                                                                    8,386,357
                                                                                               --------------
Total U. S. Government  & Government Sponsored Agency Obligations
   (cost $58,582,552)                                                                              58,396,835
                                                                                               --------------

CORPORATE DEBT OBLIGATIONS--23.8%
AEROSPACE/DEFENSE--0.1%
Boeing Capital Corp.
   4.75%, 8/25/08                                                                      115            115,874
                                                                                               --------------
AUTOMOTIVE--1.2%
Ford Motor Co.
   6.375%, 2/01/29                                                                      95             78,149
   7.45%, 7/16/31                                                                       40             36,183
Ford Motor Credit Co.
   5.70%, 1/15/10                                                                       40             37,678
   7.00%, 10/01/13                                                                     125            121,089
   7.375%, 2/01/11                                                                     480            476,898
General Motors Acceptance Corp.
   6.75%, 12/01/14                                                                      90             77,742
   6.875%, 9/15/11                                                                     315            285,025
   7.75%, 1/19/10                                                                      235            225,717
General Motors Corp.
   8.375%, 7/15/33                                                                     220            188,261
                                                                                               --------------
                                                                                                    1,526,742
                                                                                               --------------

                                                                                 Principal
                                                                                    Amount
                                                                                     (000)       U.S. $ Value
-------------------------------------------------------------------------------------------------------------
BANKING--3.1%
Barclays Bank Plc (United Kingdom)
   8.55%, 9/29/49 (a) (b)                                                       $      365     $      431,273
Capital One Bank
   6.50%, 6/13/13                                                                      215            230,870
Chuo Mitsui Trust & Banking
   5.506%, 12/15/49 (a) (b)                                                            125            119,521
Huntington National Bank
   4.375%, 1/15/10                                                                     250            245,045
JPMorgan Chase & Co.
   6.75%, 2/01/11                                                                      425            465,299
Mizuho Finance (Cayman Islands)
   8.375%, 12/29/49                                                                    385            415,890
RBS Capital Trust I pfd.
   4.709%, 12/29/49 (b)                                                                570            550,433
RBS Capital Trust III
   5.512%, 9/29/49                                                                     530            537,656
Sanwa Bank Ltd.
   7.40%, 6/15/11                                                                      100            111,141
Suntrust Bank Series CD
   3.04%, 6/02/09 (b)                                                                  190            190,116
UFJ Finance Aruba AEC (Aruba)
   6.75%, 7/15/13                                                                      240            258,386
Wells Fargo Company
   4.20%, 1/15/10                                                                      195            190,666
                                                                                               --------------
                                                                                                    3,746,296
                                                                                               --------------
BROADCASTING/MEDIA--1.1%
News America, Inc.
   6.55%, 3/15/33                                                                      305            317,812
Time Warner Entertainment Co.
   8.375%, 3/15/23                                                                     670            820,934
WPP Finance (UK) Corp.
   5.875%, 6/15/14                                                                     175            180,946
                                                                                               --------------
                                                                                                    1,319,692
                                                                                               --------------
BUILDING/REAL ESTATE--0.1%
iStar Financial, Inc.
   5.15%, 3/01/12                                                                      125            120,926
                                                                                               --------------
CABLE--1.1%
AT&T Broadband
   9.455%, 11/15/22                                                                    220            299,094
British Sky Broadcasting (United Kingdom)
   6.875%, 2/23/09                                                                     100            107,371
Comcast Cable Communications, Inc.
   6.875%, 6/15/09                                                                     525            563,300
Comcast Corp.
   5.30%, 1/15/14                                                                      345            341,255
                                                                                               --------------
                                                                                                    1,311,020
                                                                                               --------------

                                                                                 Principal
                                                                                    Amount
                                                                                     (000)       U.S. $ Value
-------------------------------------------------------------------------------------------------------------
COMMUNICATIONS--1.7%
British Telecom Plc
   8.375%, 12/15/10 (c)                                                         $      450     $      522,810
SBC Communications, Inc.
   5.10%, 9/15/14                                                                      335            326,518
Sprint Capital Corp.
   8.375%, 3/15/12                                                                     540            631,097
Telecom Italia Captial
   4.00%, 1/15/10 (a)                                                                  540            516,250
Verizon Global Funding Corp.
   7.75%, 12/01/30                                                                      35             42,301
                                                                                               --------------
                                                                                                    2,038,976
                                                                                               --------------
COMMUNICATIONS - MOBILE--0.9%
AT&T Wireless Services, Inc.
   8.75%, 3/01/31                                                                      430            567,304
Telus Corp. (Canada)
   7.50%, 6/01/07                                                                      330            351,260
Verizon Global Funding Corp.
   7.375%, 9/01/12                                                                     175            198,527
                                                                                               --------------
                                                                                                    1,117,091
                                                                                               --------------
CONGLOMERATES/MISCELLANEOUS--0.3%
Hutchison Whampoa International Ltd. (Cayman Islands)
   7.45%, 11/24/33 (a)                                                                 385            423,837
                                                                                               --------------
CONSUMER MANUFACTURING--0.1%
Fortune Brands, Inc.
   2.875%, 12/01/06                                                                    175            171,804
                                                                                               --------------
ENERGY--0.5%
Conoco, Inc.
   6.95%, 4/15/29                                                                      225            268,206
Valero Energy Corp.
   7.50%, 4/15/32                                                                      330            397,824
                                                                                               --------------
                                                                                                      666,030
                                                                                               --------------
FINANCIAL--4.3%
American General Finance Corp.
   4.625%, 5/15/09                                                                     510            508,734
Berkshire Hathaway, Inc.
   4.20%, 12/15/10                                                                     270            262,208
CBA Capital Trust I pfd.
   5.805%, 12/31/49 (a)                                                                235            235,244
CIT Group, Inc.
   3.04%, 5/18/07 (b)                                                                  210            210,308
   7.75%, 4/02/12                                                                      135            156,150
Citigroup, Inc.
   2.59%, 6/09/09 (b)                                                                  175            175,274
Countrywide Home Loans, Inc.
   4.00%, 3/22/11                                                                      330            312,435
Credit Suisse First Boston
   5.50%, 8/15/13                                                                      255            260,181
General Electric Capital Corp.
   4.00%, 2/17/09                                                                      645            629,894
   4.375%, 11/21/11                                                                     35             34,174
   6.75%, 3/15/32                                                                      440            507,902
Goldman Sachs Group, Inc.
   4.75%, 7/15/13                                                                      230            221,229

                                                                                 Principal
                                                                                    Amount
                                                                                     (000)       U.S. $ Value
-------------------------------------------------------------------------------------------------------------
Household Finance Corp.
   6.50%, 11/15/08                                                              $      425     $      450,467
   7.00%, 5/15/12                                                                      195            217,372
MBNA Corp.
   4.625%, 9/15/08                                                                     290            288,692
Merrill Lynch & Co.
   5.00%, 1/15/15                                                                      165            159,902
Washington Mutual
   Series 2004-AR10 CL.A2C
   6.875%, 5/15/11                                                                     540            596,380
                                                                                               --------------
                                                                                                    5,226,546
                                                                                               --------------
FOOD/BEVERAGE--0.7%
Kraft Foods, Inc.
   4.125%, 11/12/09                                                                    540            525,736
   5.25%, 10/01/13                                                                     380            383,104
                                                                                               --------------
                                                                                                      908,840
                                                                                               --------------
HEALTHCARE--0.6%
Humana, Inc.
   6.30%, 8/01/18                                                                      215            223,440
Wellpoint, Inc.
   3.75%, 12/14/07 (a)                                                                  80             78,514
   4.25%, 12/15/09 (a)                                                                 405            395,377
                                                                                               --------------
                                                                                                      697,331
                                                                                               --------------
INDUSTRIALS--0.4%
Tyco International Group, SA
   6.375%, 10/15/11                                                                    440            469,722
                                                                                               --------------
INSURANCE--1.7%
Assurant, Inc.
   5.625%, 2/15/14                                                                     220            223,372
Liberty Mutual Group
   5.75%, 3/15/14 (a)                                                                  195            191,655
Mangrove Bay Pass-Through Trust
   6.102%, 7/15/33 (a) (b)                                                             635            629,731
MetLife, Inc.
   5.00%, 11/24/13                                                                     225            222,302
Royal Sun & Alliance Insurance (United Kingdom)
   8.95%, 10/15/29                                                                     215            273,784
Zurich Capital Trust I
   8.376%, 6/01/37 (a)                                                                 490            534,394
                                                                                               --------------
                                                                                                    2,075,238
                                                                                               --------------
PAPER/PACKAGING--0.9%
International Paper Co.
   5.30%, 4/01/15                                                                      300            299,078
Weyerhaeuser Co.
   5.95%, 11/01/08                                                                     175            182,606
   7.375%, 3/15/32                                                                     535            625,471
                                                                                               --------------
                                                                                                    1,107,155
                                                                                               --------------

                                                                                 Principal
                                                                                    Amount
                                                                                     (000)       U.S. $ Value
-------------------------------------------------------------------------------------------------------------
PETROLEUM PRODUCTS--0.9%
Amerada Hess Corp.
   6.65%, 8/15/11                                                               $      355     $      380,171
   7.125%, 3/15/33                                                                     265            294,685
   7.875%, 10/01/29                                                                    300            358,576
 Kerr-McGee Corp.
   6.875%, 9/15/11                                                                     115            122,985
                                                                                               --------------
                                                                                                    1,156,417
                                                                                               --------------
PUBLIC UTILITIES - ELECTRIC & GAS--2.6%
Carolina Power & Light Co.
   6.50%, 7/15/12                                                                      335            363,269
Consumers Energy Series C
   4.25%, 4/15/08                                                                      130            128,614
Duke Capital LLC
   8.00%, 10/01/19                                                                     230            272,864
First Energy Corp. Series C
   7.375%, 11/15/31                                                                    590            668,294
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12                                                                    195            202,514
NiSource Finance Corp.
   7.875%, 11/15/10                                                                    190            216,672
Pacific Gas & Electric
   6.05%, 3/01/34                                                                      355            364,519
Public Service Company of Colorado
   7.875%, 10/01/12                                                                    200            236,291
Southern California Edison
   5.00%, 1/15/16                                                                       40             39,227
TXU Austraila LP (Australia)
   6.15%, 11/15/13 (a)                                                                 235            249,887
Union Electric Co.
   5.10%, 10/01/19                                                                      90             87,786
Xcel Energy, Inc.
   7.00%, 12/01/10                                                                     260            286,314
                                                                                               --------------
                                                                                                    3,116,251
                                                                                               --------------
PUBLIC UTILITIES - TELEPHONE--0.3%
Telecom Italia Capital (Luxembourg)
   6.375%, 11/15/33                                                                    350            356,897
                                                                                               --------------
SERVICE--0.4%
Republic Services, Inc.
   6.086%, 3/15/35 (a)                                                                 100            100,425
Waste Management, Inc.
   6.875%, 5/15/09                                                                     335            360,504
                                                                                               --------------
                                                                                                      460,929
                                                                                               --------------
SUPERMARKETS & DRUGS--0.3%
Albertson's, Inc.
   7.45%, 8/01/29                                                                      190            210,388
Safeway, Inc.
   6.50%, 3/01/11                                                                      175            185,686
                                                                                               --------------
                                                                                                      396,074
                                                                                               --------------

                                                                                 Principal
                                                                                    Amount
                                                                                     (000)       U.S. $ Value
-------------------------------------------------------------------------------------------------------------
TECHNOLOGY--0.1%
IBM Corp.
   4.375%, 6/01/09                                                              $       90     $       89,545
                                                                                               --------------
TELECOMMUNICATIONS--0.4%
SBC Communications, Inc.
   5.875%, 2/01/12                                                                     410            427,458
                                                                                               --------------
Total Corporate Debt Obligations
   (cost $28,402,112)                                                                              29,046,691
                                                                                               --------------
COMMERCIAL MORTGAGE BACKED SECURITIES--10.2%
Banc of America Commercial Mortgage, Inc.
   Series 2004-1 Cl.A2
   4.037%, 11/10/39                                                                    495            479,927
   Series 2004-1 Cl.A4
   4.76%, 11/10/39                                                                     645            631,191
   Series 2004-3 Cl. A5
   5.306%, 6/10/39                                                                     675            692,698
   Series 2004-4 Cl.A3
   4.128%, 7/10/42                                                                     410            402,198
   Series 2004-6 Cl. A2
   4.161%, 12/10/42                                                                    525            513,209
   Series 2005-1 Cl. A3
   4.877%, 11/10/42                                                                    535            537,691
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR7 A3
   5.116%, 2/11/41                                                                     505            504,349
CS First Boston Mortgage Securities Corp
   Series 2003- CK2 CI.A2
   3.861%, 3/15/36                                                                     360            353,411
   Series 2004-C5 Cl.A2
   4.183%, 11/15/37                                                                    440            429,990
   Series 2005-C1 Cl.A4
   5.014%, 2/15/38                                                                     450            446,036
GE Capital Commercial Mortgage Corp.
   Series 2004 -C3 Cl. A4
   5.189%, 7/10/39                                                                     470            472,491
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1 CL.A4
   4.111%, 7/05/35                                                                     450            424,403
   Series 2005-GG CL.A4
   4.799%, 8/10/42                                                                     530            518,319
   Series 2005 -GG3 Cl.A2
   4.305%, 8/10/42                                                                     530            521,843
JPMorgan Chase Commercial Mortgage Securities Corp.
   Series 2004-C1 Cl.A2
   4.302%, 1/15/38                                                                      95             92,168
   Series 2005-LPD1 Cl.A2
   4.625%, 3/15/46                                                                     535            533,266
   Series  2005-LPD1 Cl.A4
   5.038%, 3/15/46                                                                     550            545,760
LB-UBS Commercial Mortgage Trust
   Series 2004-C7 Cl.A2
   3.992%, 10/15/29                                                                    385            374,528
   Series 2004-C8 Cl.A2
   4.201%, 12/15/29                                                                    420            411,713
   Series 2005-C1 Cl.A4
   4.742%, 2/15/30                                                                     365            355,408
Merrill Lynch Mortgage Trust
   Series 2004-Key2 Cl.A2
   4.166%, 8/12/39                                                                     350            341,485
  Series 2005-MKB2 Cl.A2
   4.806%, 9/12/42                                                                     655            656,643

                                                                                 Principal
                                                                                    Amount
                                                                                     (000)       U.S. $ Value
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I
   Series 2004-T13 Cl.A2
   3.94%, 9/13/45                                                               $      690     $      666,574
   Series 2005-HQ5 Cl.A4
   5.168%, 1/14/42                                                                     840            842,729
   Series2005-T17 Cl.A5
   4.78%, 12/13/41                                                                     655            641,077
                                                                                               --------------
Total Commercial Mortgage Backed Securities
   (cost $12,528,388)                                                                              12,389,107
                                                                                               --------------
ASSET-BACKED SECURITIES--8.0%
Aegis Asset Backed Securities Trust
   Series 2004-3 Cl.A2A
   3.05%, 9/25/34                                                                      491            490,602
American Express Credit Account Master Trust
   Series 2005-1 Cl.A
   2.88%, 10/15/12                                                                     320            319,699
Ameriquest Mortgage Securities, Inc.
   Series 2004-R4 Cl.A2
   2.96%, 6/25/34 (b)                                                                    3              2,874
Bank One Issuance Trust
   Series 2004-A4 Cl.A4
   2.85%, 2/16/10                                                                      400            400,251
 Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1 CI. 1A1
   2.71%, 3/25/35                                                                      328            327,352
Centex Home Equity
   Series 2003-C Cl.AV
   3.15%, 9/25/33 (b)                                                                  148            148,668
Citibank Credit Card Issuance Trust
  Series 2004 Cl.A8
  4.90%, 12/12/16                                                                      735            724,438
Citibank OMNI-S Master Trust
  Series 1996-5 CI.A
  3.184%, 12/16/11                                                                     605            605,853
Discover Card Master Trust 2004-1 A
  Series 2004-CI. A
  2.984%, 4/16/10                                                                      460            460,104
Equity One ABS, Inc.
  Series 2004-3 Cl.AF1
  3.01%, 7/25/34 (b)                                                                   206            206,294
MBNA Credit Card Master Note Trust
  Series 2001-A5 CI.A5
  3.02%, 3/15/11                                                                     1,195          1,201,489
Merrill Lynch Mortgage Investors, Inc.
  Series 2004-SL1 Cl.A
  3.11%, 4/25/35 (b)                                                                    98             98,255
Morgan Stanley ABS Capital I
  Series 2004 HE4 CI.A3
  3.05%, 5/25/34                                                                       311            310,771
  Series 2005-WMC1 CI.A2A
  2.95%, 1/25/35                                                                       432            431,463
RAAC Series
  Series 2004- SP1 Cl.AI1
  3.03%, 6/25/13 (b)                                                                   119            119,442

                                                                                 Principal
                                                                                    Amount
                                                                                     (000)       U.S. $ Value
-------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.
   Series 2004-RS2 Cl.AI1
   2.98%, 1/25/24 (b)                                                           $       74     $       74,307
   Series 2004-RS12 CI.3AI1
   2.99%, 5/25/24                                                                      497            496,808
   Series 2004-RS6 Cl.AI1
   3.00%, 8/25/22 (b)                                                                  130            130,355
   Series 2005-RS1 CI.AII1
   2.96%, 1/25/35                                                                      514            512,917
Residential Asset Securities Corp.
   Series 2004- KS7 Cl.A2
   3.22%, 11/25/32 (b)                                                                 228            228,555
   Series 2004-KS7 Cl.AI1
   3.00%, 10/25/21 (b)                                                                 180            180,260
Residential Funding Mortgage Securities II
   Series 2004 - HS2 Cl. AI1
   3.00%, 12/25/18 (b)                                                                 183            183,082
SLM Student Loan Trust
  Series 2003-C CI.A1
  3.11%, 9/15/16                                                                       411            410,725
Structures Asset Investment Loan Trust
   Series 2004-5 CI.A2
   3.03%, 5/25/34                                                                      361            360,702
   Series 2005-1 CI.A3
   2.97%, 2/25/35                                                                      535            534,020
Superior Wholesale Inventory Financing Trust
   Series 2003 CI.A8
   3.038%, 9/15/10                                                                     795            795,643
                                                                                               --------------
Total Asset-Backed Securities
   (cost $9,772,338)                                                                                9,754,929
                                                                                               --------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.6%
Countrywide Home Loans
   Series 2003-49 Cl.A1
   1.642%, 12/19/33                                                                    153            151,904
Deutsche Mortgage Securities, Inc.
   Series 2004-4 Cl.1A1
   3.06 %, 4/25/34 (b)                                                                 105            104,614
Washington Mutual
   Series 2005-AR2 CI.2A22
    2.908, 1/25/45                                                                     447            447,049
                                                                                               --------------
Total Non-Agency Collateralized Mortgage Obligations
  (cost $703,708)                                                                                     703,567
                                                                                               --------------
SOVEREIGN DEBT OBLIGATIONS--0.5%
Russian Federation
   5.00%, 3/31/30
   (cost $694,070)                                                                     670            686,415
                                                                                               --------------

                                                                                 Principal
                                                                                    Amount
                                                                                     (000)       U.S. $ Value
-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--46.0%
FEDERAL AGENCY--37.1%
Federal Home Loan Bank
   0.00%, 5/12/05                                                               $   32,545     $   32,441,604
Federal Home Loan Mortgage Corp.
   0.00%, 4/13/05                                                                   12,735         12,723,539
                                                                                               --------------
                                                                                                   45,165,143
                                                                                               --------------
U.S. TREASURY SECURITY--6.4%
U.S. Treasury Bill
   0.00%, 4/07/05                                                                    7,735          7,731,736
                                                                                               --------------
TIME DEPOSIT--2.5%
The Bank of New York
   1.875%, 4/01/05                                                                   3,103          3,103,000
                                                                                               --------------
Total Short-Term Investments
   (cost $56,004,372)                                                                              55,999,879
                                                                                               --------------
TOTAL INVESTMENTS--137.1%
   (cost $166,687,990)                                                                            166,977,423
Other assets less liabilities--(37.1%)                                                            (45,171,936)
                                                                                               --------------
NET ASSETS--100%                                                                               $  121,805,487
                                                                                               ==============

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $3,906,108 or 3.2% of net assets.
(b)   Variable rate coupon, rate shown as of March 31, 2005.
(c) The coupon on this security varies along with its rating. For each rating downgrade by either Moody's or Standard & Poor's, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating minimum coupon is 8.125%. The security is currently rated Baa1/A-.

      Glossary:

      TBA - To Be Assigned - Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
U.S. LARGE CAP BLENDED STYLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.9%
TECHNOLOGY--21.1%
COMMUNICATION EQUIPMENT--7.1%
Corning, Inc. (a)                                     21,000     $       233,730
Juniper Networks, Inc. (a)                            16,100             355,166
QUALCOMM, Inc.                                        14,600             535,090
                                                                 ---------------
                                                                       1,123,986
                                                                 ---------------
COMPUTER HARDWARE/STORAGE--6.6%
Apple Computer, Inc. (a)                               6,500             270,855
Dell, Inc. (a)                                        11,200             430,304
Hewlett-Packard Co.                                   15,800             346,652
                                                                 ---------------
                                                                       1,047,811
                                                                 ---------------
CONTRACT MANUFACTURING--0.8%
Flextronics International Ltd. (Singapore) (a)         5,100              61,404
Solectron Corp. (a)                                   18,700              64,889
                                                                 ---------------
                                                                         126,293
                                                                 ---------------
SEMI-CONDUCTORS--1.9%
Broadcom Corp. (a)                                    10,000             299,200
                                                                 ---------------
SEMI-CONDUCTOR COMPONENTS--0.5%
Marvell Technology Group Ltd. (a)                      2,200              84,348
                                                                 ---------------
SOFTWARE--4.2%
Electronic Arts, Inc. (a)                              7,000             362,460
Microsoft Corp.                                       12,500             302,125
                                                                 ---------------
                                                                         664,585
                                                                 ---------------
                                                                       3,346,223
                                                                 ---------------
FINANCE--20.4%
BANKING - MONEY CENTER--0.5%
JPMorgan Chase & Co.                                   2,200              76,120
                                                                 ---------------
BANKING - REGIONAL--4.3%
Bank of America Corp.                                  7,164             315,932
National City Corp.                                    5,800             194,300
SunTrust Banks, Inc.                                   2,300             165,761
                                                                 ---------------
                                                                         675,993
                                                                 ---------------
BROKERAGE & MONEY MANAGEMENT--0.8%
Merrill Lynch & Co., Inc.                              2,100             118,860
                                                                 ---------------
INSURANCE--6.5%
American International Group, Inc.                     6,300             349,083
MetLife, Inc.                                          3,700             144,670
The Chubb Corp.                                        2,950             233,847
The Hartford Financial Services Group, Inc.            2,400             164,544
XL Capital Ltd.                                        2,000             144,740
                                                                 ---------------
                                                                       1,036,884
                                                                 ---------------

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

MORTGAGE BANKING--2.6%
Fannie Mae                                             4,700     $       255,915
Freddie Mac                                            2,400             151,680
                                                                 ---------------
                                                                         407,595
                                                                 ---------------
MISCELLANEOUS--5.7%
Citigroup, Inc.                                       16,600             746,004
MBNA Corp.                                             6,600             162,030
                                                                 ---------------
                                                                         908,034
                                                                 ---------------
                                                                       3,223,486
                                                                 ---------------
CONSUMER SERVICES--19.3%
APPAREL--0.5%
Jones Apparel Group, Inc.                              2,400              80,376
                                                                 ---------------
BROADCASTING & CABLE--3.3%
Comcast Corp. Special Cl.A (a)                         6,100             203,740
Time Warner, Inc. (a)                                 18,300             321,165
                                                                 ---------------
                                                                         524,905
                                                                 ---------------
PRINTING & PUBLISHING--0.9%
The Interpublic Group of Cos., Inc. (a)               12,000             147,360
                                                                 ---------------
RETAIL - GENERAL MERCHANDISE--8.6%
eBay, Inc. (a)                                        13,200             491,832
Lowe's Cos., Inc.                                      6,900             393,921
Target Corp.                                           9,400             470,188
                                                                 ---------------
                                                                       1,355,941
                                                                 ---------------
MISCELLANEOUS--6.0%
Google, Inc. Cl. A (a)                                 1,300             234,663
Yahoo!, Inc. (a)                                      21,200             718,680
                                                                 ---------------
                                                                         953,343
                                                                 ---------------
                                                                       3,061,925
                                                                 ---------------
HEALTHCARE--10.9%
BIOTECHNOLOGY--2.3%
Amgen, Inc. (a)                                        6,200             360,902
                                                                 ---------------
MEDICAL PRODUCTS--3.7%
Alcon, Inc.                                            2,600             232,154
St. Jude Medical, Inc. (a)                             6,000             216,000
Zimmer Holdings, Inc. (a)                              1,900             147,839
                                                                 ---------------
                                                                         595,993
                                                                 ---------------
MEDICAL SERVICES--4.9%
HCA, Inc.                                              1,600              85,712
Medco Health Solutions, Inc. (a)                       3,900             193,323
UnitedHealth Group, Inc.                               5,200             495,976
                                                                 ---------------
                                                                         775,011
                                                                 ---------------
                                                                       1,731,906
                                                                 ---------------

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

ENERGY--9.9%
DOMESTIC INTEGRATED--1.2%
Occidental Petroleum Corp.                             2,600     $       185,042
                                                                 ---------------
INTERNATIONAL--4.2%
BP p.l.c. (ADR) (United Kingdom)                       4,200             262,080
ChevronTexaco Corp.                                    6,900             402,339
                                                                 ---------------
                                                                         664,419
                                                                 ---------------
OIL SERVICE--1.0%
Halliburton Co.                                        3,700             160,025
                                                                 ---------------
MISCELLANEOUS--3.5%
ConocoPhillips                                         2,900             312,736
Nabors Industries Ltd. (a)                             4,100             242,474
                                                                 ---------------
                                                                         555,210
                                                                 ---------------
                                                                       1,564,696
                                                                 ---------------
CAPITAL GOODS--7.0%
ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
Hubbell, Inc. Cl. B                                    2,700             137,970
                                                                 ---------------
MISCELLANEOUS--6.1%
General Electric Co.                                  26,800             966,408
                                                                 ---------------
                                                                       1,104,378
                                                                 ---------------
CONSUMER STAPLES--4.7%
COSMETICS--0.8%
Avon Products, Inc.                                    2,900             124,526
                                                                 ---------------
RETAIL - FOOD & DRUG--2.3%
Safeway, Inc. (a)                                      9,925             183,910
The Kroger Co. (a)                                    11,100             177,933
                                                                 ---------------
                                                                         361,843
                                                                 ---------------
TOBACCO--1.6%
Altria Group, Inc.                                     3,900             255,021
                                                                 ---------------
                                                                         741,390
                                                                 ---------------
AEROSPACE & DEFENSE--2.0%
AEROSPACE--2.0%
Goodrich Corp.                                         2,100              80,409
The Boeing Co.                                         4,100             239,686
                                                                 ---------------
                                                                         320,095
                                                                 ---------------
MULTI-INDUSTRY COMPANIES--1.7%
Textron, Inc.                                          3,550             264,901
                                                                 ---------------
TRANSPORTATION--1.2%
RAILROAD--1.2%
CSX Corp.                                              4,400             183,260
                                                                 ---------------
CONSUMER MANUFACTURING--1.1%
AUTO & RELATED--1.1%
Magna International, Inc. Cl.A (Canada)                2,700             180,630
                                                                 ---------------

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

UTILITIES--0.6%
TELEPHONE UTILITY--0.6%
Sprint Corp. (FON Group)                               4,400     $       100,100
                                                                 ---------------
Total Common Stocks
   (cost $14,741,196)                                                 15,822,990
                                                                 ---------------
TOTAL INVESTMENTS--99.9%
   (cost $14,741,196)                                                 15,822,990
Other assets less liabilities--0.1%                                       15,916
                                                                 ---------------
NET ASSETS--100%                                                 $    15,838,906
                                                                 ===============

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
UTILITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                                  Shares    U.S. $ Value
-------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS--98.2%
UNITED STATES INVESTMENTS--85.5%
UTILITIES--76.3%
ELECTRIC & GAS UTILITY--69.0%
AES Corp. (a)                                            83,600   $   1,369,368
AGL Resources, Inc.                                      24,700         862,771
Alliant Energy Corp.                                     16,800         449,904
Ameren Corp.                                             24,000       1,176,240
American Electric Power Co., Inc. pfd.                   18,800         800,880
Cinergy Corp.                                            24,000         972,480
CMS Energy Corp. (a)                                     51,900         676,776
Consolidated Edison, Inc.                                17,100         721,278
Constellation Energy Group                                6,000         310,200
Dominion Resources, Inc.                                 16,700       1,242,981
DTE Energy Co.                                           23,000       1,046,040
DTE Energy Co. pfd.                                      16,800         426,720
Duke Energy Corp.                                        57,600       1,613,376
Edison International                                     14,500         503,440
Entergy Corp.                                            21,000       1,483,860
Equitable Resources, Inc.                                21,500       1,234,960
Exelon Corp.                                             51,900       2,381,691
FPL Group, Inc.                                          35,000       1,405,250
FPL Group, Inc. pfd.                                     16,700       1,035,567
Georgia Power Co. pfd.                                   20,000         504,000
Great Plains Energy, Inc. pfd.                           28,000         761,040
KeySpan Corp. pfd.                                       17,000         860,030
New Jersey Resources Corp.                               23,800       1,036,014
Northwest Natural Gas Co.                                13,900         502,763
NSTAR                                                    25,700       1,395,510
PG&E Corp. (a)                                           36,100       1,231,010
Piedmont Natural Gas Co., Inc.                           10,200         235,008
PNM Resources, Inc.                                      33,500         893,780
PNM Resources, Inc. pfd.                                 30,500       1,518,900
PPL Corp.                                                20,600       1,112,194
Public Service Enterprise Group, Inc. pfd.               18,000       1,258,200
Questar Corp.                                            24,800       1,469,400
SCANA Corp.                                              20,000         764,400
Sempra Energy                                            12,000         478,080
Sempra Energy pfd.                                       35,500       1,173,630
Southern Co.                                             17,200         547,476
TXU Corp.                                                30,367       2,418,124
TXU Corp. pfd.                                           22,200         818,736
Westar Energy, Inc.                                      23,000         497,720
Wisconsin Energy Corp.                                   14,000         497,000
Xcel Energy, Inc.                                        28,000         481,040
                                                                  -------------
                                                                     40,167,837
                                                                  -------------
TELEPHONE UTILITY--5.9%
BellSouth Corp.                                          24,600         646,734
SBC Communications, Inc.                                 19,000         450,110
Sprint Corp. (FON Group)                                 64,300       1,462,825
Verizon Communications, Inc.                             24,700         876,850
                                                                  -------------
                                                                      3,436,519
                                                                  -------------
MISCELLANEOUS--1.4%
Aqua America, Inc.                                       33,900         825,804
                                                                  -------------
                                                                     44,430,160
                                                                  -------------
ENERGY--6.1%
PIPELINES--6.1%
Kinder Morgan, Inc.                                      11,500         870,550
ONEOK, Inc.                                              30,900         952,338
Southern Union Co. pfd.                                   6,900         514,602
The Williams Cos., Inc.                                  64,600       1,215,126
                                                                  -------------
                                                                      3,552,616
                                                                  -------------

                                                         Shares    U.S. $ Value
-------------------------------------------------------------------------------

TECHNOLOGY--2.6%
COMMUNICATION EQUIPMENT--2.6%
Nextel Partners, Inc. Cl. A (a)                          22,800   $     500,688
QUALCOMM, Inc.                                           27,100         993,215
                                                                  -------------
                                                                      1,493,903
                                                                  -------------
CONSUMER SERVICES--0.5%
CELLULAR COMMUNICATIONS--0.5%
Nextel Communications, Inc. Cl.A (a)                     10,000         284,200
                                                                  -------------
Total United States Investments
   (cost $37,462,237)                                                49,760,879
                                                                  -------------
FOREIGN INVESTMENTS--12.7%
BRAZIL--0.5%
CPFL Energia,  SA (a)                                    13,700         279,480
                                                                  -------------
EGYPT--1.0%
Orascom Telecom (GDR)                                    15,600         552,993
                                                                  -------------
FRANCE--1.0%
Veolia Environnement (ADR)                               17,000         604,010
                                                                  -------------
HONG KONG--2.4%
Hong Kong & China Gas Co., Ltd.                         715,000       1,404,672
                                                                  -------------
MEXICO--3.4%
America Movil, S.A. de C.V. Series L (ADR)               29,600       1,527,361
Grupo Televisa, SA (GDR)                                  8,000         470,400
                                                                  -------------
                                                                      1,997,761
                                                                  -------------
PEOPLE'S REPUBLIC OF CHINA--1.1%
Datang International Power Generation Co., Ltd.         470,000         339,718
Yanzhou Coal Mining Co., Ltd.(ADR)                        4,300         293,948
                                                                  -------------
                                                                        633,666
                                                                  -------------
RUSSIA--0.9%
Mobile Telesystems                                       15,000         527,850
                                                                  -------------
SPAIN--1.2%
Telefonica de Espana, SA (ADR)                           13,126         682,158
                                                                  -------------
VENEZUELA--1.2%
Compania Anonima Nacional Telefonos de Venezuela (ADR)   36,500         690,580
                                                                  -------------
Total Foreign Investments
   (cost $5,423,380)                                                  7,373,170
                                                                  -------------
Total Common and Preferred Stocks
    (cost $37,462,237)                                              57,134,049
                                                                  -------------
SHORT-TERM INVESTMENT--2.0%
TIME DEPOSIT--2.0%
The Bank of New York
  1.875% 4/1/05
   (cost $1,153,000)                                   $  1,153       1,153,000
                                                                  -------------
TOTAL INVESTMENTS--100.2%
   (cost $44,038,617)                                                58,287,049
Other assets less liabilities--(0.2%)                                  (139,195)
                                                                  -------------
NET ASSETS--100.0%                                                $  58,147,854
                                                                  =============

SECTOR DIVERSIFICATION
March 31, 2005                   AllianceBernstein Variable Products Series Fund

-------------------------------------------------------------------------------------
SECTOR                                       U.S. $ VALUE       PRESENT OF NET ASSETS
-------------------------------------------------------------------------------------
Utilities                                    $ 48,430,779                       83.3%
Energy                                          3,552,616                        6.1
Consumer Services                               3,362,803                        5.8
Technology                                      1,493,903                        2.6
Basic Industry                                    293,948                        0.5
                                             ------------                      ------
Total Investments*                             57,134,049                       98.3
Cash and receivables, net of liabilities        1,013,805                        1.7
                                             ------------                      ------
Net Assets                                   $ 58,147,854                      100.0%
-------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Excludes short-term obligations.

(a)   Non-income producing security..

      Glossary of Terms:

      ADR- American Depository Receipt
      GDR - Global Depository Receipt
      Pfd. - Preferred Stock

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS--97.8%
FINANCIAL--31.8%
BANKS --5.8%
Citigroup, Inc.                                     142,000    $      6,381,479
JPMorgan Chase & Co.                                 66,700           2,307,820
                                                               ----------------
                                                                      8,689,299
                                                               ----------------
FINANCE - PERSONAL LOANS--0.8%
Countrywide Credit Industries, Inc.                  35,768           1,161,029
                                                               ----------------
LIFE INSURANCE--2.2%
Genworth Financial, Inc.                             31,400             864,128
Jefferson-Pilot Corp.                                 8,400             412,020
MetLife, Inc.                                        24,800             969,680
Prudential Financial, Inc.                           18,000           1,033,200
Torchmark Corp.                                       1,300              67,860
                                                               ----------------
                                                                      3,346,888
                                                               ----------------
MAJOR REGIONAL BANKS--11.5%
Bank of America Corp.                               106,900           4,714,289
BB&T Corp.                                            7,100             277,468
Comerica, Inc.                                       17,600             969,408
Huntington Bancshares, Inc.                          40,200             960,780
KeyCorp.                                             27,950             906,978
Mellon Financial Corp.                               31,300             893,302
National City Corp.                                  31,800           1,065,300
PNC Financial Services Group                         14,700             756,756
SunTrust Banks, Inc.                                 17,600           1,268,432
U.S. Bancorp                                         59,700           1,720,554
Wachovia Corp.                                       53,150           2,705,867
Wells Fargo & Co.                                    19,000           1,136,200
                                                               ----------------
                                                                     17,375,334
                                                               ----------------
MULTI-LINE INSURANCE--1.2%
American International Group, Inc.                    8,500             470,985
The Hartford Financial Services Group, Inc.          18,500           1,268,360
                                                               ----------------
                                                                      1,739,345
                                                               ----------------
PROPERTY - CASUALTY INSURANCE--3.3%
ACE Ltd.                                              9,900             408,573
Allstate Corp.                                       25,350           1,370,421
Chubb Corp.                                          12,500             990,875
PartnerRe Ltd.                                        4,300             277,780
The St. Paul Travelers Cos., Inc.                    35,733           1,312,473
XL Capital Ltd. Cl.A                                  9,100             658,567
                                                               ----------------
                                                                      5,018,689
                                                               ----------------
SAVINGS AND LOANS--3.0%
Astoria Financial Corp.                              21,750             550,275
Fannie Mae                                           13,400             729,630
Freddie Mac                                          26,000           1,643,200
Washington Mutual, Inc.                              39,800           1,572,100
                                                               ----------------
                                                                      4,495,205
                                                               ----------------

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------
MISCELLANEOUS FINANCIAL--4.0%
Lehman Brothers Holdings, Inc.                       13,700    $      1,289,992
MBIA, Inc.                                           11,800             616,904
Merrill Lynch & Co., Inc.                            21,100           1,194,260
MGIC Investment Corp.                                11,900             733,873
Morgan Stanley                                       17,300             990,425
The Goldman Sachs Group, Inc.                        11,500           1,264,885
                                                               ----------------
                                                                      6,090,339
                                                               ----------------
                                                                     47,916,128
                                                               ----------------
ENERGY--12.5%
GAS PIPELINES--0.2%
El Paso Corp.                                        23,000             243,340
                                                               ----------------
OILS - INTERGRATED DOMESTIC--3.6%
ConocoPhillips                                       24,600           2,652,864
Marathon Oil Corp.                                   27,100           1,271,532
Occidental Petroleum Corp.                           22,100           1,572,857
                                                               ----------------
                                                                      5,497,253
                                                               ----------------
OILS - INTERGRATED INTERNATIONAL--8.7%
BP p.l.c.  (ADR)                                     12,300             767,520
ChevronTexaco Corp.                                  60,400           3,521,924
Exxon Mobil Corp.                                   147,100           8,767,160
                                                               ----------------
                                                                     13,056,604
                                                               ----------------
                                                                     18,797,197
                                                               ----------------
CAPITAL EQUIPMENT--9.7%
AEROSPACE - DEFENSE--1.5%
B.F. Goodrich Corp.                                  21,700             830,893
General Dynamics Corp.                                4,200             449,610
The Boeing Co.                                       16,300             952,898
                                                               ----------------
                                                                      2,233,401
                                                               ----------------
AUTO TRUCKS - PARTS--0.6%
Eaton Corp.                                          13,500             882,900
                                                               ----------------
ELECTRICAL EQUIPMENT--6.7%
Cooper Industries Ltd. Cl. A (Bermuda)                7,000             500,640
General Electric Co.                                217,000           7,825,020
Honeywell International, Inc.                        33,000           1,227,930
Hubbell Inc. Cl.B                                    11,500             587,650
                                                               ----------------
                                                                     10,141,240
                                                               ----------------
MISCELLANEOUS CAPITAL GOODS--0.9%
Textron, Inc.                                        14,300           1,067,066
Tyco International Ltd. (Bermuda)                     8,000             270,400
                                                               ----------------
                                                                      1,337,466
                                                               ----------------
                                                                     14,595,007
                                                               ----------------
CONSUMER STAPLES--8.9%
BEVERAGES - SOFT, LITE & HARD--0.7%
Molson Coors Brewing Co. Cl.B                         7,500             578,775
PepsiCo, Inc.                                         8,200             434,846
                                                               ----------------
                                                                      1,013,621
                                                               ----------------

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------
FOOD--1.1%
Del Monte Foods Co. (a)                              33,400    $        362,390
Kraft Foods, Inc.                                    13,800             456,090
Sara Lee Corp.                                       40,600             899,696
                                                               ----------------
                                                                      1,718,176
                                                               ----------------
RESTAURANTS--1.3%
Darden Restaurants, Inc.                              9,700             297,596
McDonald's Corp.                                     51,800           1,613,052
                                                               ----------------
                                                                      1,910,648
                                                               ----------------
RETAIL STORES - FOOD--1.7%
Albertson's, Inc.                                    10,200             210,630
Safeway, Inc. (a)                                    48,800             904,264
SUPERVALU, Inc.                                      19,400             646,990
The Kroger Co. (a)                                   49,000             785,470
                                                               ----------------
                                                                      2,547,354
                                                               ----------------
SOAPS--0.5%
Unilever NV (ADR)                                    11,500             786,830
                                                               ----------------
SUGAR REFINERS--0.3%
Archer-Daniels-Midland Co.                           19,805             486,807
                                                               ----------------
TOBACCO--3.3%
Altria Group, Inc.                                   60,750           3,972,442
UST, Inc.                                            20,100           1,039,170
                                                               ----------------
                                                                      5,011,612
                                                               ----------------
                                                                     13,475,048
                                                               ----------------
UTILITIES--8.3%
ELECTRIC COMPANIES--4.1%
Alliant Energy Corp.                                 20,600             551,668
American Electric Power Co., Inc.                    28,075             956,235
Edison International                                  5,600             194,432
Entergy Corp.                                        12,300             869,118
Exelon Corp.                                         26,200           1,202,318
FirstEnergy Corp.                                    27,200           1,141,040
Sempra Energy                                        25,400           1,011,936
Xcel Energy, Inc.                                     9,700             166,646
                                                               ----------------
                                                                      6,093,393
                                                               ----------------
TELEPHONE--4.2%
BellSouth Corp.                                      13,600             357,544
SBC Communications, Inc.                             48,600           1,151,334
Sprint Corp.                                         80,000           1,820,000
Verizon Communications                               85,900           3,049,450
                                                               ----------------
                                                                      6,378,328
                                                               ----------------
                                                                     12,471,721
                                                               ----------------
TECHNOLOGY--6.3%
COMMUNICATION EQUIP. MFRS.--1.3%
ADC Telecommunications, Inc. (a)                    117,700             234,223
Corning, Inc.(a)                                     69,900             777,987
Nortel Networks Corp.(a)                            126,500             345,345

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------
Tellabs, Inc. (a)                                    80,100    $        584,730
                                                               ----------------
                                                                      1,942,285
                                                               ----------------
COMPUTERS--1.9%
Hewlett-Packard Co.                                 106,828           2,343,805
International Business Machines Corp.                 5,600             511,728
Quantum Corp. (a)                                     6,250              18,188
                                                               ----------------
                                                                      2,873,721
                                                               ----------------
COMPUTER / INSTRUMENTATION--0.8%
Flextronics International Ltd. (Singapore) (a)       39,400             474,376
Sanmina-SCI Corp. (a)                                51,200             267,264
Solectron Corp. (a)                                 126,310             438,296
                                                               ----------------
                                                                      1,179,936
                                                               ----------------
COMPUTER SERVICES / SOFTWARE--1.8%
Electronic Data Systems Corp.                        46,000             950,820
Microsoft Corp.                                      71,900           1,737,823
                                                               ----------------
                                                                      2,688,643
                                                               ----------------
SEMICONDUCTORS--0.2%
Vishay Intertechnology, Inc. (a)                     30,550             379,737
                                                               ----------------
MISCELLANEOUS INDUSTRIAL TECHNOLOGY--0.3%
Ingram Micro, Inc. CL.A (a)                          18,200             303,394
Tech Data Corp. (a)                                   5,550             205,683
                                                               ----------------
                                                                        509,077
                                                               ----------------
                                                                      9,573,399
                                                               ----------------
CONSUMER CYCLICALS--5.9%
AUTOS & AUTO PARTS--1.6%
American Axle & Manufacturing Holdings, Inc.         10,500             257,250
Autoliv, Inc. (Sweden)                                7,900             376,435
BorgWarner, Inc.                                     10,800             525,744
Dana Corp.                                           25,900             331,261
Lear Corp.                                            9,200             408,112
Magna International, Inc. Cl.A                        8,200             548,580
                                                               ----------------
                                                                      2,447,382
                                                               ----------------
RETAILERS--2.8%
Federated Department Stores, Inc.                    16,500           1,050,060
Limited Brands                                       39,500             959,850
Nordstrom, Inc.                                       7,900             437,502
Office Depot, Inc. (a)                               51,000           1,131,180
Target Corp.                                         14,100             705,282
                                                               ----------------
                                                                      4,283,874
                                                               ----------------
TEXTILES/SHOES - APPAREL MFG. --0.8%
Jones Apparel Group, Inc.                            20,600             689,894
V.F. Corp.                                            7,900             467,206
                                                               ----------------
                                                                      1,157,100
                                                               ----------------
TIRES & RUBBER GOODS--0.2%
Cooper Tire & Rubber Co.                             14,100             258,876
                                                               ----------------

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MISCELLANEOUS CONSUMER CYCLICALS--0.5%
Newell Rubbermaid, Inc.                              35,200    $        772,288
                                                               ----------------
                                                                      8,919,520
                                                               ----------------
CONSUMER GROWTH--6.4%
ADVERTISING--0.5%
The Interpublic Group of Cos., Inc. (a)              59,100             725,748
                                                               ----------------
DRUGS--0.9%
Bristol-Myers Squibb Co.                             18,850             479,921
Merck & Co., Inc.                                    29,400             951,678
                                                               ----------------
                                                                      1,431,599
                                                               ----------------
ENTERTAINMENT--1.7%
Time Warner, Inc. (a)                               128,400           2,253,419
Viacom, Inc. Cl.B                                     3,050             106,232
Walt Disney Co.                                       6,300             180,999
                                                               ----------------
                                                                      2,540,650
                                                               ----------------
HOSPITAL MANAGEMENT--0.5%
HCA, Inc.                                            14,500             776,765
                                                               ----------------
HOSPITAL SUPPLIES--0.8%
Medco Health Solutions, Inc.                         25,200           1,249,164
                                                               ----------------
PHOTOGRAPHY--0.7%
Eastman Kodak Co.                                    30,500             992,775
                                                               ----------------
RADIO - TV BROADCASTING--1.3%
Comcast Corp. Cl.A  (a)                              56,434           1,906,341
                                                               ----------------
                                                                      9,623,042
                                                               ----------------
INDUSTRIAL COMMODITIES--2.2%
FERTILIZERS--0.3%
Monsanto Co.                                          7,900             509,550
                                                               ----------------
PAPER--1.1%
International Paper Co.                              31,200           1,147,848
Smurfit-Stone Container Corp. (a)                    27,600             426,972
                                                               ----------------
                                                                      1,574,820
                                                               ----------------
STEEL--0.8%
United States Steel Corp.                            23,800           1,210,230
                                                               ----------------
                                                                      3,294,600
                                                               ----------------
COMMODITIES--2.8%
CHEMICALS--1.7%
E.I. du Pont de Nemours & Co.                         6,100             312,564
Eastman Chemical Co.                                 15,400             908,600
PPG Industries, Inc.                                 14,900           1,065,648
The Dow Chemical Co.                                  4,000             199,400
                                                               ----------------
                                                                      2,486,212
                                                               ----------------

                                                  Shares or
                                                  Principal
                                                     Amount
Company                                               (000)        U.S. $ Value
-------------------------------------------------------------------------------

PAPER--1.1%
Georgia-Pacific Group                                24,950    $        885,476
Temple-Inland, Inc.                                  11,000             798,050
                                                               ----------------
                                                                      1,683,526
                                                               ----------------
                                                                      4,169,738
                                                               ----------------
SERVICES--2.0%
RAILROADS--2.0%
Burlington Northern Santa Fe Corp.                   19,900           1,073,207
CSX Corp.                                            24,500           1,020,425
Norfolk Southern Corp.                               27,050           1,002,203
                                                               ----------------
                                                                      3,095,835
                                                               ----------------
CONSUMER MANUFACTURING--0.4%
MISCELLANEOUS--0.4%
Bunge Ltd. (Bermuda)                                 10,900             587,292
                                                               ----------------
NON-FINANCIAL--0.3%
BUILDING MATERIALS - CEMENT--0.3%
Martin Marietta Materials, Inc.                       9,600             536,832
                                                               ----------------
HEALTHCARE--0.3%
MEDICAL SERVICES--0.3%
AmerisourceBergen Corp.                               8,300             475,507
                                                               ----------------
Total Common Stocks
   (cost $123,173,035)                                              147,530,866
                                                               ----------------
SHORT-TERM INVESTMENT--2.4%
TIME DEPOSIT--2.4%
The Bank of New York
 1.875% 4/01/05
   (cost $3,631,000)                                  3,631           3,631,000
                                                               ----------------
TOTAL INVESTMENTS--100.2%
   (cost $126,804,035)                                              151,161,866
Other assets less liabilities--(0.2%)                                  (332,971)
                                                               ----------------
NET ASSETS--100%                                               $    150,828,895
                                                               ================

(a)   Non-income producing security.

      Glossary of Terms:

      ADR - American Depositary Receipt

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
WEALTH APPRECIATION STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS AND OTHER INVESTMENTS--84.8%
UNITED STATES INVESTMENTS-62.3%
FINANCE--14%
BANKING--6.0%
Bank of America Corp.                                   1,700    $       74,970
Citigroup, Inc.                                         9,750           438,164
Fannie Mae                                              2,600           141,570
Freddie Mac                                             2,550           161,160
JPMorgan Chase & Co.                                    4,300           148,780
National City Corp.                                     3,250           108,875
SunTrust Banks, Inc.                                    1,800           129,726
Wachovia Corp.                                          1,700            86,547
                                                                 --------------
                                                                      1,289,792
                                                                 --------------
FINANCIAL SERVICES--3.9%
Franklin Resources, Inc.                                1,350            92,678
Lehman Brothers Holdings, Inc.                          1,400           131,824
MBNA Corp.                                              6,650           163,258
Merrill Lynch & Co., Inc.                               3,400           192,440
Morgan Stanley                                          1,400            80,150
The Charles Schwab Corp.                                5,150            54,127
The Goldman Sachs Group, Inc.                           1,090           119,889
                                                                 --------------
                                                                        834,366
                                                                 --------------
INSURANCE--4.1%
American International Group, Inc.                      4,850           268,738
The Hartford Financial Services Group, Inc.             1,225            83,986
The Progressive Corp.                                     550            50,468
The St. Paul Travelers Cos., Inc.                       2,900           106,517
Torchmark Corp.                                           700            36,540
UnitedHealth Group, Inc.                                2,400           228,911
WellPoint Inc.(a)                                         760            95,266
                                                                 --------------
                                                                        870,426
                                                                 --------------
                                                                      2,994,584
                                                                 --------------
TECHNOLOGY / ELECTRONICS--13.9%
DATA PROCESSING--10.0%
Apple Computer, Inc. (a)                                4,300           179,181
Arrow Electronics, Inc. (a)                             1,350            34,223
Avnet, Inc. (a)                                         1,800            33,156
Dell, Inc. (a)                                          7,950           305,438
Electronic Arts, Inc. (a)                               4,300           222,654
Electronic Data Systems Corp.                           4,000            82,680
Google, Inc. Cl. A (a)                                  1,030           185,925
Hewlett-Packard Co.                                     6,500           142,610
International Business Machines Corp.                   1,000            91,380
Microsoft Corp.                                        13,100           316,626
Network Appliance, Inc. (a)                             2,750            76,065
Sanmina-SCI Corp. (a)                                   7,800            40,716
Solectron Corp. (a)                                    14,000            48,580
Tech Data Corp. (a)                                     1,300            48,178
Yahoo!, Inc. (a)                                       10,050           340,695
                                                                 --------------
                                                                      2,148,107
                                                                 --------------

                                                       Shares      U.S. $ Value
-------------------------------------------------------------------------------

ELECTRICAL & ELECTRONICS--3.5%
Broadcom  Corp. Cl. A (a)                               3,700    $      110,704
Corning, Inc. (a)                                      16,900           188,097
Juniper Networks, Inc. (a)                              7,200           158,832
QUALCOMM, Inc.                                          7,200           263,880
Tellabs, Inc. (a)                                       3,300            24,090
                                                                 --------------
                                                                        745,603
                                                                 --------------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.4%
Advanced Micro Devices, Inc. (a)                        2,600            41,912
Symantec Corp. (a)                                      1,850            39,461
                                                                 --------------
                                                                         81,373
                                                                 --------------
                                                                      2,975,083
                                                                 --------------
CONSUMER CYCLICAL--9.0%
BROADCASTING & PUBLISHING--2.1%
Comcast Corp. Special Cl. A (a)                         3,250           108,550
The E.W. Scripps Co. Cl. A                              2,700           131,625
Time Warner, Inc. (a)                                  11,600           203,580
                                                                 --------------
                                                                        443,755
                                                                 --------------
BUSINESS & PUBLIC SERVICES--0.3%
The Interpublic Group of Cos., Inc. (a)                 5,900            72,452
                                                                 --------------
LEISURE & TOURISM--1.4%
Hilton Hotels Corp.                                       400             8,940
Host Marriott Corp.                                     2,925            48,438
McDonald's Corp.                                        3,400           105,876
Starbucks Corp. (a)                                     2,050           105,903
Starwood Hotels & Resorts Worldwide, Inc.                 575            34,517
                                                                 --------------
                                                                        303,674
                                                                 --------------
MERCHANDISING--4.7%
eBay, Inc. (a)                                          8,000           298,080
Federated Department Stores, Inc.                         500            31,820
Limited Brands                                          1,000            24,300
Lowe's Cos., Inc.                                       4,490           256,334
Office Depot, Inc. (a)                                  3,900            86,502
Target Corp.                                            6,000           300,120
                                                                 --------------
                                                                        997,156
                                                                 --------------
TEXTILES & APPAREL--0.5%
Jones Apparel Group, Inc.                               2,200            73,678
V.F. Corp.                                                400            23,656
                                                                 --------------
                                                                         97,334
                                                                 --------------
                                                                      1,914,371
                                                                 --------------
MEDICAL--5.5%
HEALTH & PERSONAL CARE--5.5%
Amgen, Inc. (a)                                         3,350           195,003
Avon Products, Inc.                                     3,950           169,613
Boston Scientific Corp. (a)                             1,650            48,329
Bristol-Myers Squibb Co.                                4,600           117,116
Genentech, Inc. (a)                                     1,650            93,407

                                                       Shares      U.S. $ Value
-------------------------------------------------------------------------------

HCA, Inc.                                               1,700    $       91,069
Medco Health Solutions, Inc. (a)                        3,150           156,146
St. Jude Medical, Inc. (a)                              4,950           178,199
Zimmer Holdings, Inc. (a)                               1,600           124,496
                                                                 --------------
                                                                      1,173,378
                                                                 --------------
CONSTRUCTION & HOUSING--4.9%
BUILDING MATERIALS--0.7%
Martin Marietta Materials, Inc.                           800            44,735
Vulcan Materials Co.                                    1,800           102,293
                                                                 --------------
                                                                        147,028
                                                                 --------------
CONSTRUCTION & HOUSING--0.4%
Pulte Homes, Inc.                                       1,300            95,718
                                                                 --------------
REAL ESTATE--3.8%
Alexandria Real Estate Equities, Inc.                     645            41,524
Archstone-Smith Trust                                     850            28,994
Arden Realty, Inc.                                        350            11,848
Boston Properties, Inc.                                   450            27,104
Brookfield Properties                                     750            28,875
Camden Property Trust                                     650            30,570
Corporate Office Properties Trust                         975            25,818
Developers Diversified Realty Corp.                     1,305            51,873
Duke Realty Corp.                                       1,150            34,328
EastGroup Properties, Inc.                                600            22,620
Equity Office Properties Trust                            250             7,533
Equity Residential                                      1,100            35,431
Essex Property Trust, Inc.                                250            17,275
First Industrial Realty Trust, Inc.                       300            11,349
General Growth Properties, Inc.                         1,175            40,068
Glenborough Realty Trust, Inc.                            275             5,258
iStar Financial, Inc.                                     530            21,825
Kimco Realty Corp.                                        350            18,865
LaSalle Hotel Properties                                  400            11,620
Mack-Cali Realty Corp.                                    450            19,058
Maguire Properties, Inc.                                  400             9,552
Pan Pacific Retail Properties, Inc.                       200            11,350
Prentiss Properties Trust                                 475            16,226
ProLogis                                                1,575            58,432
Public Storage, Inc.                                      400            22,776
Reckson Associates Realty Corp.                           300             9,210
Regency Centers Corp.                                     325            15,480
Saul Centers, Inc.                                        150             4,800
Simon Property Group, Inc.                              1,025            62,094
SL Green Realty Corp.                                      75             4,217
Tanger Factory Outlet Centers, Inc.                       550            12,100
The Macerich Co.                                          200            10,656
The Mills Corp.                                           475            25,128
United Dominion Realty Trust, Inc.                      1,250            26,088
Vornado Realty Trust                                      425            29,440
Windrose Medical Properties Trust                         650             8,912
                                                                 --------------
                                                                        818,297
                                                                 --------------
                                                                      1,061,043
                                                                 --------------
CAPITAL EQUIPMENT--4.6%
AEROSPACE & DEFENSE--0.8%
Goodrich Corp.                                          1,400            53,606
The Boeing Co.                                          2,000           116,920
                                                                 --------------
                                                                        170,526
                                                                 --------------

                                                       Shares      U.S. $ Value
-------------------------------------------------------------------------------

AUTOMOBILES--0.3%
BorgWarner, Inc.                                        1,350    $       65,718
                                                                 --------------
INDUSTRIAL COMPONENTS--0.6%
Eaton Corp.                                             2,000           130,800
                                                                 --------------
MULTI-INDUSTRY--2.9%
General Electric Co.                                   14,250           513,855
Hubbell, Inc. Cl. B                                     1,650            84,315
Textron, Inc.                                             400            29,848
                                                                 --------------
                                                                        628,018
                                                                 --------------
                                                                        995,062
                                                                 --------------
CONSUMER STAPLES--3.7%
BEVERAGES & TOBACCO--1.3%
Altria Group, Inc.                                      1,950           127,511
PepsiCo, Inc.                                           3,000           159,090
                                                                 --------------
                                                                        286,601
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS--2.4%
Safeway, Inc. (a)                                       4,100            75,973
SUPERVALU, Inc.                                         1,600            53,360
The Kroger Co. (a)                                      3,300            52,899
The Procter & Gamble Co.                                5,150           272,950
Whole Foods Market, Inc.                                  675            68,938
                                                                 --------------
                                                                        524,120
                                                                 --------------
                                                                        810,721
                                                                 --------------
ENERGY--2.4%
ENERGY EQUIPMENT & SERVICES--0.7%
Halliburton Co.                                         3,350           144,888
                                                                 --------------
ENERGY SOURCES--1.7%
ChevronTexaco Corp.                                     2,500           145,775
ConocoPhillips                                          1,125           121,320
Occidental Petroleum Corp.                              1,400            99,638
                                                                 --------------
                                                                        366,733
                                                                 --------------
                                                                        511,621
                                                                 --------------
UTILITIES--1.4%
ELECTRIC & GAS UTILITY--1.4%
American Electric Power Co., Inc.                       1,100            37,466
Entergy Corp.                                           1,300            91,858
FirstEnergy Corp.                                         800            33,560
Sempra Energy                                           1,500            59,760
Wisconsin Energy Corp.                                  1,900            67,450
                                                                 --------------
                                                                        290,094
                                                                 --------------
INDUSTRIAL COMMODITIES--1.1%
CHEMICAL--0.2%
PPG Industries, Inc.                                      500            35,760
                                                                 --------------
FOREST & PAPER--0.9%
International Paper Co.                                   800            29,432
Kimberly-Clark Corp.                                      700            46,011
MeadWestvaco Corp.                                      2,000            63,640

                                                       Shares      U.S. $ Value
-------------------------------------------------------------------------------

Smurfit-Stone Container Corp. (a)                       3,900    $       60,333
                                                                 --------------
                                                                        199,416
                                                                 --------------
                                                                        235,176
                                                                 --------------
TRANSPORTATION--0.9%
TRANSPORTATION - ROAD & RAIL--1.2%
Burlington Northern Santa Fe Corp.                        500            26,965
CSX Corp.                                               3,300           137,445
Norfolk Southern Corp.                                  1,000            37,050
                                                                 --------------
                                                                        201,460
                                                                 --------------
TELECOMMUNICATIONS--0.6%
Sprint Corp.                                            5,500           125,125
                                                                 --------------
INDUSTRIALS--0.3%
AIR FREIGHT & COURIER--0.3%
United Parcel Service, Inc.                               770            56,010
                                                                 --------------
Total United States Investments
   (cost $13,169,139)                                                13,343,728
                                                                 --------------
FOREIGN INVESTMENTS--22.5%
AUSTRALIA--1.4%
Aristocrat Leisure Ltd.                                   891             6,995
Centro Properties Group                                 2,900            11,614
Coles Myer Ltd.                                         3,951            28,703
DB Rreef Trust                                         13,790            13,753
General Property Trust                                  7,100            19,452
ING Industrial Fund                                     8,483            13,368
Macquarie CountryWide Trust                            18,000            25,452
Multplex Group                                          1,370             4,571
Rinker Group Ltd.                                       5,784            48,279
Stockland                                               3,200            14,437
Westfield Group (a)                                     7,780            97,276
Westpac Banking Corp.                                   1,040            15,293
                                                                 --------------
                                                                        299,193
                                                                 --------------
BERMUDA--1.6%
Cooper Industries Ltd. Cl. A                              700            50,064
Marvell Technology Group Ltd. (a)                       4,500           172,530
Nabors Industries Ltd. (a)                              2,150           127,151
                                                                 --------------
                                                                        349,745
                                                                 --------------
CANADA--0.8%
Boardwalk Real Estate Investment Trust                    525             8,029
Borealis Retail Real Estate Investment Trust            1,300            14,400
Canadian Apartment Properties Real Estate                 900            10,728
Canadian Real Estate Investment Trust                   1,500            22,010
Cominar Real Estate Investment Trust                      700            10,109
Dundee Real Estate Investment Trust                       400             8,452
H&R Real Estate Investment Trust                        1,200            18,054
InnVest Real Estate Investment Trust                    1,000             9,382
O&Y Real Estate Investment Trust                        1,400            18,158
RioCan Real Estate Investment Trust                     2,500            37,509

                                                       Shares      U.S. $ Value
-------------------------------------------------------------------------------

Summit Real Estate Investment Trust                     1,350    $       20,623
                                                                 --------------
                                                                        177,454
                                                                 --------------
CAYMAN ISLANDS-.4%
XL Capital Ltd. Cl. A                                   1,100            79,607
                                                                 --------------
FINLAND--0.1%
Sponda Oyj                                              1,850            16,753
                                                                 --------------
FRANCE--2.3%
Essilor International, SA                                 310            22,395
Gecina, SA                                                464            53,327
Groupe Danone                                             468            46,585
Klepierre                                                 450            40,479
L'Air Liquide, SA                                         172            31,634
Renault, SA (a)                                           246            21,975
Sanofi Aventis                                            384            32,434
Schneider Electric, SA                                    276            21,607
Total, SA                                                 453           106,049
Unibail                                                   700            82,828
Vinci, SA                                                 176            25,372
                                                                 --------------
                                                                        484,685
                                                                 --------------
GERMANY--0.4%
Porsche AG pfd.                                            28            20,352
SAP AG                                                    359            57,575
                                                                 --------------
                                                                         77,927
                                                                 --------------
GREECE--0.1%
EFG Eurobank Ergasias                                     449            13,810
                                                                 --------------
HONG KONG--1.0%
Esprit Holdings Ltd.                                   10,500            71,585
Henderson Land Development Co., Ltd.                    7,000            31,073
Kerry Properties Ltd.                                  16,000            34,906
Sun Hung Kai Properties Ltd.                            7,800            70,591
                                                                 --------------
                                                                        208,155
                                                                 --------------
INDIA--0.1%
Infosys Technologies Ltd.                                 213            10,908
                                                                 --------------
IRELAND--0.7%
Allied Irish Banks Plc                                  1,831            38,277
Anglo Irish Bank Corp., Plc                             1,535            38,458
CRH Plc                                                 2,691            70,720
                                                                 --------------
                                                                        147,455
                                                                 --------------
ISRAEL--0.7%
Teva Pharmaceutical Industries Ltd. (ADR)               5,050           156,550
                                                                 --------------
ITALY--0.4%
Beni Stabili SpA                                        9,200             8,835
Eni S.p.A.                                              2,257            58,656
Fastweb (a)                                               397            19,436
                                                                 --------------
                                                                         86,927
                                                                 --------------
JAPAN--2.7%
Aeon Credit Service Co., Ltd.                             300            20,214
Canon, Inc.                                             1,400            74,805
Daito Trust Construction Co., Ltd.                        500            20,966
Denso Corp.                                             3,000            74,466

                                                       Shares      U.S. $ Value
-------------------------------------------------------------------------------
Honda Motor Co., Ltd.                                   1,100    $       54,912
Hoya Corp.                                                700            76,847
Japan Retail Fund Investment Corp.                          3            23,839
Keyence Corp.                                             200            46,203
Mitsubishi Corp.                                        3,600            46,559
Mitsubishi Tokyo Financial Group, Inc.                      4            34,457
Mitsui & Co., Ltd.                                      3,000            27,592
Mitsui Fudosan Co., Ltd.                                2,000            23,385
Nippon Building Fund, Inc.                                  2            17,084
Nitto Denko Corp.                                         200            10,453
Suzuki Motor Corp.                                      1,200            21,418
                                                                 --------------
                                                                        573,200
                                                                 --------------
MEXICO--0.3%
America Movil, S.A. de C.V. Series L (ADR)                800            41,280
Grupo Televisa SA (GDR)                                   300            17,640
                                                                 --------------
                                                                         58,920
                                                                 --------------
NETHERLANDS--0.7%
Eurocommercial Properties NV                              110             3,698
ING Groep NV                                            1,669            50,423
Rodamco Europe NV                                         455            34,040
Royal Numico NV                                            17               696
Schlumberger Ltd.                                         650            45,812
Wereldhave NV                                             160            16,387
                                                                 --------------
                                                                        151,056
                                                                 --------------
PANAMA--0.5%
Carnival Corp.                                          2,150           111,392
                                                                 --------------
RUSSIA--0.1%
Mobile Telesystems                                        350            12,317
                                                                 --------------
SINGAPORE--0.3%
Ascendas Real Estate Investment Trust Cl.A (a)         32,200            36,638
CapitaMall Trust (a)                                   27,000            33,361
                                                                 --------------
                                                                         69,999
                                                                 --------------
SOUTH AFRICA--0.1%
ABSA Group Ltd. (a)                                       917            11,066
MTN Group Ltd.                                          2,638            18,591
                                                                 --------------
                                                                         29,657
                                                                 --------------
SOUTH KOREA--0.1%
Samsung Electronics Co.                                    57            28,095
                                                                 --------------
SPAIN--0.6%
Banco Bilbao Vizcaya                                    3,420            55,660
Gestevision Telecinco, SA (a)                             972            22,614
Industria de Diseno Textil, SA (Inditex)                1,467            43,856
Inmobiliaria Colonial                                     250            12,162
                                                                 --------------
                                                                        134,292
                                                                 --------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
SWITZERLAND--2.7%
Alcon, Inc.                                             2,550    $      227,691
Compagnie Financiere Richemont AG                       1,821            57,248
Credit Suisse Group (a)                                 1,351            57,793
Nobel Biocare Holding AG                                  210            44,222
Novartis AG                                             1,412            65,918
Roche Holding AG                                          363            38,924
Synthes, Inc.                                             125            13,907
UBS AG                                                    934            78,908
                                                                 --------------
                                                                        584,611
                                                                 --------------
TAIWAN--0.3%
Asustek Computer, Inc. (a)                             10,000            27,493
Hon Hai Precision Industry                              5,000            22,141
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)     13,000            21,204
                                                                 --------------
                                                                         70,838
                                                                 --------------
THAILAND--0.1%
PTT Public Company Ltd.                                 3,800            18,747
                                                                 --------------
UNITED KINGDOM--4.0%
Billiton Plc                                            1,646            22,116
British Land Co. Plc                                    1,900            28,866
Brixton Plc                                             1,950            12,567
Capita Group Plc                                        5,365            38,085
Capital & Regional Plc                                  1,500            19,689
Carnival Plc                                            1,100            60,376
Derwent Valley Holdings Plc                               800            16,626
Enterprise Inns Plc                                     2,065            30,090
Great Universal Stores Plc                              2,598            44,702
Hammerson Plc                                           1,550            24,356
Land Securities Group Plc                               2,150            52,500
Liberty International Plc                                 900            16,383
Reckitt Benckiser Plc                                   2,728            86,626
Royal Bank of Scotland Group Plc                        3,449           109,729
SABMiller Plc                                           2,663            41,687
Slough Estates Plc                                      2,800            25,769
Smith & Nephew Plc                                      3,886            36,459
Standared Chartered Bank                                1,604            28,849
Tesco Plc                                              18,078           108,125
WPP Group Plc                                           6,399            72,755
                                                                 --------------
                                                                        876,355
                                                                 --------------
Total Foreign Investments
   (cost $4,660,270)                                                  4,828,648
                                                                 --------------
TOTAL INVESTMENTS--84.7%
   (cost $17,829,409)                                                18,172,376
                                                                 --------------
Other assets less liabilities--15.3%                                  3,278,491
                                                                 --------------
NET ASSETS--100%                                                 $   21,450,867
                                                                 ==============

FINANCIAL FUTURES CONTRACTS PURCHASED

                      Number of     Expiration     Original          Value at        Unrealized
       Type           Contracts       Month          Value        March 31, 2005    Depreciation
------------------------------------------------------------------------------------------------
FTSE 100 Index FUT        7         June 2005     $  658,816        $  649,838      $  (8,978)
Euro Stoxx 50             39        June 2005      1,527,070         1,518,180         (8,890)
Topix Index FUT           6         June 2005        663,505           660,543         (2,962)
                                                                                    ----------
                                                                                    $ (20,830)
                                                                                    ==========

SECTOR DIVERSIFICATION
March 31, 2005

-----------------------------------------------------------------------------------
SECTOR                                       U.S. $ VALUE     PRESENT OF NET ASSETS
-----------------------------------------------------------------------------------
Finance                                      $  3,704,977                      17.3%
Technology / Electronics                        3,550,969                      16.6
Consumer Cyclical                               2,482,327                      11.6
Medical                                         1,811,878                       8.4
Construction & Housing                          2,336,201                      10.9
Capital Equipment                               1,259,856                       5.9
Consumer Staples                                1,094,440                       5.1
Energy                                            868,036                       4.0
Utilities                                         290,094                       1.4
Transportation                                    201,460                       0.9
Industrial Commodities                            299,379                       1.4
Telecommunications                                216,749                       1.0
Industrials                                        56,010                       0.2
                                             ------------                    -------
Total Investments*                             18,172,376                      84.7
Cash and receivables, net of liabilities        3,278,491                      15.3
                                             ------------                    -------
Net Assets                                   $ 21,450,867                     100.0%
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*Excludes short-term obligations.


(a)   Non-income producing security.

      Glossary of Terms:

      ADR- American Depository Receipt
      GDR - Global Depository Receipt

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
WORLDWIDE PRIVITIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31,2005 (unaudited)

Company                                                        Shares    U.S. $ Value
-------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS--97.2%
AUSTRALIA--2.2%
CSL Ltd.                                                       34,035   $     897,836
Telestra Corp., Ltd.                                           84,390         331,884
                                                                        -------------
                                                                            1,229,720
                                                                        -------------
AUSTRIA--0.9%
Erste Bank der Oesterreichischen Sparkassen AG                  9,735         509,222
                                                                        -------------
BRAZIL--5.7%
Cia Siderurgica Nacional, SA                                    8,200         197,620
Companhia Energetica de Minas Gerais (ADR)                      5,700         130,074
Companhia Vale do Rio Doce (ADR)                                3,500          92,995
Companhia Vale do Rio Doce (ADR) (a)                           19,200         606,912
Embratel Participacoes, SA - Rights (a)                         7,732               0
Embratel Participacoes, SA (ADR) (a)                            6,100          49,715
Itau, SA pfd. (a)                                             418,488         774,281
Petroleo Brasilerio, SA (ADR) (a)                              24,900         957,903
Telesp Celular Participacoes, SA (ADR) (a)                     64,700         386,906
                                                                        -------------
                                                                            3,196,406
                                                                        -------------
CHILE--0.1%
Enersis, SA (ADR)                                               6,000          50,400
                                                                        -------------
CZECH REPUBLIC--0.4%
Komercni Banka AS                                               1,756         249,590
                                                                        -------------
EGYPT--0.6%
Egyptian Co. for Mobile Services                                7,918         235,697
Orascom Telecom Holding SAE (GDR) (a)                           3,557         126,090
                                                                        -------------
                                                                              361,787
                                                                        -------------
FINLAND--2.9%
Fortum Oyj                                                     27,791         541,173
Sampo Oyj                                                      32,393         470,712
TietoEnator Oyj                                                17,650         603,505
                                                                        -------------
                                                                            1,615,390
                                                                        -------------
FRANCE--12.0%
BNP Paribas, SA                                                10,294         730,067
Dassault Systemes, SA                                           8,753         413,084
France Telecom, SA                                             35,500       1,061,335
Maroc Telecom (a)                                               9,076          87,062
Renault, SA                                                    11,950       1,067,480
Sanofi-Synthelabo, SA                                          10,866         917,784
Societe des Autoroutes Paris-Rhin-Rhone                         3,611         201,748
TotalFinaElf, SA                                                4,827       1,130,017
Veolia Environnement                                           32,180       1,140,753
                                                                        -------------
                                                                            6,749,930
                                                                        -------------
GERMANY--3.8%
Deutsche Postbank AG                                            5,905         271,051
Deutsche Telekom AG                                            19,836         395,991
Fraport AG                                                     14,790         606,499
Premiere AG (a)                                                14,212         588,613
Rhon-Klinikum AG                                                4,336         275,191
                                                                        -------------
                                                                            2,137,345
                                                                        -------------

Company                                                        Shares    U.S. $ Value
-------------------------------------------------------------------------------------
GREECE--1.4%
Greek Organization of Football Prognostics                     16,548   $     481,699
Public Power Corp.                                             10,617         306,007
                                                                        -------------
                                                                              787,706
                                                                        -------------
HUNGARY--1.2%
OTP Bank Rt.                                                   20,054         684,354
                                                                        -------------
INDIA--2.6%
Icici Bank Ltd.                                                36,743         331,295
Industrial Development Bank of India                          208,280         434,682
ITC Ltd.                                                        8,646         265,811
Oil & Natural Gas, Corp.                                       19,462         392,121
Punjab National Bank Ltd.                                       7,391          66,334
                                                                        -------------
                                                                            1,490,243
                                                                        -------------
INDONESIA--0.6%
Telekomunikasi Indonesia                                      668,000         316,593
                                                                        -------------
ISRAEL--1.2%
Bank Hapoalim Ltd.                                            209,200         703,763
                                                                        -------------
ITALY--2.6%
Eni S.p.A.                                                     33,588         872,905
Fastweb (a)                                                     7,206         352,785
Terna SpA                                                      97,885         260,023
                                                                        -------------
                                                                            1,485,713
                                                                        -------------
JAPAN--11.1%
East Japan Railway Co.                                            204       1,094,836
Electric Power Development Co., Ltd.                           15,700         482,718
Japan Airlines System Corp.                                    74,000         215,707
Japan Tobacco, Inc.                                                79         875,823
JSAT Corp.                                                         47         141,681
KDDI Corp.                                                        110         542,906
Mitsubishi Tokyo Financial Group, Inc.                            160       1,378,285
Nippon Telegraph & Telephone Corp.                                118         515,022
Nomura Holdings, Inc.                                          68,000         941,896
NTT Urban Development Corp.                                        17          78,476
                                                                        -------------
                                                                            6,267,350
                                                                        -------------
LUXEMBOURG--0.9%
SES Global                                                     37,925         485,141
                                                                        -------------
MEXICO--3.3%
America Movil, SA de CV Series L (ADR)                         21,800       1,124,879
Grupo Aeroportuario del Sureste, SA de CV Series B (ADR)        3,100          86,955
Grupo Financiero Banorte SA de CV Cl.B                         40,600         264,216
Telefonos de Mexico, SA de CV Cl.L (ADR)                        6,400         220,992
Urbi, Desarrollos Urbanos, SA de C.V. (a)                      29,900         149,885
                                                                        -------------
                                                                            1,846,927
                                                                        -------------
NETHERLANDS--2.2%
ING Groep NV                                                   41,249       1,246,203
                                                                        -------------
NORWAY--2.0%
DNB NOR ASA                                                    42,500         434,393
Norsk Hydro ASA                                                 8,632         712,615
                                                                        -------------
                                                                            1,147,008
                                                                        -------------

Company                                                        Shares    U.S. $ Value
-------------------------------------------------------------------------------------
PEOPLES REPUBLIC OF CHINA--3.5%
China Petroleum and Chemical Corp. (Sinopec)                1,114,000   $     451,853
China Telecommunication Corp.                               1,606,000         559,623
CNOOC  Ltd.                                                   526,000         286,307
Datang Power Generation Co., Ltd.                             362,000         261,655
Huaneng Power International, Inc.                             308,000         225,979
Sinotrans Ltd.                                                713,000         205,289
                                                                        -------------
                                                                            1,990,706
                                                                        -------------
PERU--0.3%
Explosivios, SA Cl.C (b)                                      248,990         160,417
                                                                        -------------
POLAND--0.5%
Polski Koncern Naftowy Orlen, SA                               19,700         285,086
                                                                        -------------
RUSSIA--3.7%
AFK Sistema (GDR) (a) (c)                                      20,144         343,858
AO VimpelCom (ADR) (a)                                         15,300         526,626
JSC Mmc Norilsk Nickel (ADR)                                    4,981         290,641
Lukoil Holdings (ADR)                                           2,162         292,735
Mechel Steel Group OAO (a)                                     10,800         289,116
Mobile Telesystems (ADR)                                        9,900         348,381
                                                                        -------------
                                                                            2,091,357
                                                                        -------------
SINGAPORE--1.0%
DBS Group Holdings Ltd.                                        31,172         281,086
Singapore Airlines Ltd.                                        39,000         280,581
                                                                        -------------
                                                                              561,667
                                                                        -------------
SOUTH AFRICA--2.6%
Anglogold Ashanti Ltd. (ADR)                                   11,803         406,613
MTN Group Ltd.(a)                                             106,753         752,317
Telkom South Africa Ltd.                                       16,722         287,537
                                                                        -------------
                                                                            1,446,467
                                                                        -------------
SOUTH KOREA--4.6%
Kookmin Bank                                                   15,570         695,032
Kookmin Bank (a)                                               16,735         747,218
POSCO                                                           4,410         873,228
SK Telecom Co.,  Ltd.                                           1,624         273,906
                                                                        -------------
                                                                            2,589,384
                                                                        -------------
SPAIN--5.3%
Altadis, SA                                                     6,861         280,515
Amadeus Global Travel Distribution, SA                         38,928         367,386
Banco Bilbao Vizcaya Argentaria, SA                            67,017       1,090,684
Indra Sistemas, SA                                             16,904         303,385
Red Electrica de Espana                                        14,282         353,798
Telefonica, SA                                                 34,180         593,493
                                                                        -------------
                                                                            2,989,261
                                                                        -------------
SWEDEN--0.5%
Eniro AB                                                       23,598         278,636
                                                                        -------------
TAIWAN--3.7%
Cathay Financial Holding Co., Ltd. (GDR) (a)                   31,259         593,311
Chunghwa Telecom Co., Ltd. (ADR)                               28,500         603,915
Mega Financial Holding Co., Ltd.                              207,000         133,171
Taiwan Semiconductor Co.                                      421,433         687,384
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)         10,750          91,160
                                                                        -------------
                                                                            2,108,941
                                                                        -------------

                                                            Shares or
                                                            Principal
                                                               Amount
Company                                                         (000)    U.S. $ Value
-------------------------------------------------------------------------------------
THAILAND--0.9%
Airports of Thailand                                          176,500   $     210,786
PTT Public Co., Ltd.                                           63,700         314,266
                                                                        -------------
                                                                              525,052
                                                                        -------------
TURKEY--0.7%
Turkiye Is Bankasi                                             68,242         392,926
                                                                        -------------
UNITED KINGDOM--12.2%
02 Plc (a)                                                    376,370         848,161
Associated British Ports Holding Plc                           28,420         258,146
BAE Systems Plc (a)                                           244,643       1,199,917
BP p.l.c. (ADR)                                                41,479         430,763
British Airways Plc (a)                                       111,178         555,631
British American Tobacco Plc                                   22,678         399,034
Capita Group Plc                                               60,518         429,602
Centrica Plc                                                  140,609         613,519
Group 4 Securicor Plc                                         148,734         385,180
National Grid Transco Plc                                     119,715       1,109,958
Vodafone Group Plc                                            204,985         544,395
Wolfson Microelectronics Plc (a)                               40,779         116,749
                                                                        -------------
                                                                            6,891,055
                                                                        -------------
Total Common & Preferred Stocks
   (cost $40,217,728)                                                      54,871,146
                                                                        -------------
SHORT-TERM INVESTMENT--3.2%

TIME DEPOSIT --3.2%
The Bank of New York
1.875% 4/01/05
   (cost $1,812,000)                                        $   1,812       1,812,000
                                                                        -------------
TOTAL INVESTMENTS--100.4%
   (cost $42,029,728)                                                      56,683,146

Other assets less liabilities--(0.4%)                                        (254,398)
                                                                        -------------
NET ASSETS--100%                                                        $  56,428,748
                                                                        =============


FORWARD EXCHANGE CURRENCY CONTRACTS (see Note D)

                                              U.S. $
                                Contract     Value on      U.S. $        Unrealized
                                 Amount     Origination    Current     Appreciation/
                                 (000)         Date         Value      (Depreciation)
-------------------------------------------------------------------------------------
US Dollar ,settling 04/04/05      312        $  7,136      $ 7,153           $17

WORLDWIDE PRIVATIZATION PORTFOLIO
SECTOR DIVERSIFICATION
March 31, 2005

------------------------------------------------------------------------------------
SECTOR                                       U.S. $ VALUE      PERCENT OF NET ASSETS
------------------------------------------------------------------------------------
Finance                                     $   13,652,130                     24.2%
Utilities                                       10,888,390                      19.3
Consumer Services                                7,021,532                      12.4
Energy                                           6,667,743                      11.8
Technology                                       4,298,519                       7.6
Basic Industry                                   2,757,126                       4.9
Transportation                                   2,251,725                       4.0
Healthcare                                       2,090,811                       3.7
Consumer Staples                                 1,821,183                       3.2
Aerospace & Defense                              1,199,918                       2.1
Consumer Manufacturing                           1,067,480                       1.9
Multi Industry                                     994,172                       1.8
Capital Goods                                      160,417                       0.3
                                            --------------                    ------
Total Investments*                              54,871,146                      97.2
Cash and receivables, net of liabilities         1,557,602                       2.8
                                            --------------                    ------
Net Assets                                  $   56,428,748                    100.0%
                                            --------------                    ------
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*Excludes short-term obligations.

(a)   Non-income producing security.
(b)   Illiquid security, valued at fair value.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of this security amounted to $343,858 or 0.6% of net assets.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt
      pfd. - Preferred Stock

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: May 27, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: May 27, 2005